As filed with the Securities and Exchange Commission on April 28, 2009

Registration No. 33-54662

811-05006

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 28

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 12

Penn Mutual Variable Life Account I

(Exact name of trust)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Complete address of depositor’s principal executive offices)

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

(Name and complete address of agent for service)

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2009 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

PROSPECTUS

FOR

CORNERSTONE VUL II

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA  19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest.  The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Oppenheimer Capital LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Van Kampen Asset Management
REIT Fund	Heitman Real Estate Securities LLC
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2009

Guide to Reading this Prospectus

This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy.  The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy.  Your rights and obligations under the Policy are determined by the language of the Policy itself.  When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•                  Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•                  Pages 5 to 11 provide tables showing fees and charges under the Policy.

•                  Pages 12 to 13 provide tables showing fees and expenses of the funds underlying the Policy.

•                  Pages 14 to 36 provide additional information about the Policy, in question and answer format.

•                  Pages 37 to 39 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds in which Policy reserves may be allocated.

•                  Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

**********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy.  You should read the relevant prospectus(es) carefully before you invest.

2

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy.  Please read the entire Prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the investment options you choose.  The death benefit may also increase or decrease based on investment performance.  In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies.  We offer two different types of death benefit options under the Policy.  You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.”  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.  Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

Three Year No-Lapse Feature — Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Interest Option — In addition to the investment options described above, the Policy allows you to allocate your policy value to a fixed interest account.  The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 4%.

Transfers — Within limitations, you may transfer investment amounts from one investment account to another, and to and from the fixed interest option.  In addition, the Policy offers two automated transfer programs — dollar-cost averaging and asset rebalancing.

Loans — You may take a loan on your Policy.  You may borrow up to 90% of your cash surrender value.  The minimum amount you may borrow is $250.  Interest charged on a policy loan is 5.0% and is payable at the end of each policy year.  You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time.  If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”  In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

3

Taxes — Death benefits paid under life insurance policies are not subject to income tax.  Investment gains from your Policy are not taxed as long as the gains remain in the Policy.  If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

Riders — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy.  If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning.  The Policy is not suitable as a short-term savings vehicle.  You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds.  There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value.  A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds.  Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force.  We will notify you how much premium you will need to pay to keep the Policy in force.  Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender.  Also, a partial surrender of your Policy for cash will be subject to an administrative charge.  In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change.  Changes in the law could adversely affect the current tax advantages of purchasing the Policy.  Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes.  The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service.  We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy.  You may wish to consult counsel or other competent tax adviser for more complete information.

4

FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.(1) The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge (load)	When a premium is paid.	4.0% of all premiums paid in excess of the “maximum surrender charge premium”(2) in the first policy year and for all premiums paid in policy years two and later.(3)

Premium and Federal (DAC) Taxes	When a premium is paid.	2.5% of all premiums paid in excess of the “maximum surrender charge premium.”(2)

Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first seven policy years	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) the “maximum surrender charge premium.”(2),(4)

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) $13.67 per $1,000 of specified amount. (2),(4)

Other Surrender Charges apply if the Policy is surrendered within the first 11 policy years, or within 11 years of any increase in the amount of insurance specified in your Policy.(5)

Minimum Charge	When the Policy is surrendered.	$1 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 9 or younger at the date of issue or increase.

Maximum Charge	When the Policy is surrendered.	$7 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance for insured age 60 or older at the date of issue or increase.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	$5 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 45 at the date of the issue or increase.

5

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Partial Surrender Charge	When you partially surrender your Policy.	Lesser of $25 or 2.0% of the amount surrendered.

Transfer Charge

Current Charge	When you make a transfer.	$0.00(6)

Guaranteed Maximum Charge	When you make a transfer.	$10.00

Loans (7)

Gross Interest Charge	End of each policy year.	Annual rate of 5.0% (before credit from interest paid on collateral held in special loan account).

Net Interest Charge(8)	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).(9)

(1)                               See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.

(2)                               The “maximum surrender charge premium” is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured.  The “maximum surrender charge premium” is stated in each Policy.

(3)                               The sales charge imposed on premiums (load) is currently reduced to 2.25% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later.

(4)                               Commencing in the eighth (8) policy year and continuing through the eleventh policy year, the deferred sales charge decreases each year, after which there is no longer a charge.

(5)                               The “other surrender charge” under the Policies vary depending on the age of the insured.  More information concerning the “other surrender charge” is stated in each Policy.  Commencing in the eighth policy year and continuing through the eleventh policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge; and commencing eight years after any increase in the specified amount of insurance and continuing through the end of eleven years after the increase, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.

(6)                               No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option.  We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

(7)                                  You may borrow up to 90% of your cash surrender value.  The minimum amount you may borrow is $250.  An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan.  See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.

(8)                                  “Net Interest Charge” means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.

(9)                               After the tenth (10) policy year, we intend to credit interest to the special loan account at the rate of 4.75% (which will result in a Net Interest Charge of 0.25% in those years).

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The next table describes charges that a policy owner may pay periodically during the time the Policy is owned.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under the Policy
Not Including Operating Expenses of Underlying Investment Funds

Policy Charges	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges(1):

Current Charges	Monthly	Minimum of $0.0399 to maximum of $21.5319, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.333, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.1567 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk.

Mortality and Expense Risk Charge:

Mortality and Expense Risk Charge	Daily	0.90% annually from the policy value that is allocated to the funds.(2)

Administrative Fees:	Monthly

The charge has three parts:
(a)           $9.00.(3)
(b)           For the first 12 months following the policy date, $0.10 per $1,000 of initial specified amount of insurance.
(c)           For the first 12 months following an increase in the specified amount of insurance, $0.10 per $1,000 of the increase in specified amount of insurance.

(1)       The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure.  Your Policy will state the guaranteed maximum cost of insurance charges.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy.  For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.

(2)       After the fifteenth (15) policy year, the charge is reduced to 0.60% annually.  See What Are the Fees and Charges Under the Policy? — Daily Mortality and Expense Risk Charge in this prospectus for additional information about this charge.

(3)       This sub-part of the charge is $9.00 during the first policy year and $5.00 thereafter.

7

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy.  They are in addition to the charges applicable under the base Policy.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

1. Accidental Death Benefit:

Cost of Insurance(1)

Current Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

2. Additional Insured Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0425 to maximum of $3.0371, per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $4.2109, per $1,000 of additional insured term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2229 per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of additional insured term insurance benefit.

Administrative Charges

First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

8

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

3. Children’s Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

4. Disability Waiver of Monthly Deduction:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.117 to maximum of $0.5992, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.

5. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:

Disability Waiver of Monthly Deduction

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.

Disability Monthly Premium Deposit

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.03 to maximum of $0.96 of the stipulated premium in the Policy.

Guaranteed Maximum Charges	Monthly	Minimum of $0.03 to maximum of $0.96 of the stipulated premium in the Policy.

9

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.12 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.12 per $1,000 of net amount at risk.

6. Guaranteed Continuation of Policy:

Cost of Insurance	Monthly	$0.01 per $1,000 of specified amount of insurance.

7. Guaranteed Option to Increase Specified Amount:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Charge for a representative non-tobacco male insured, age 25

Current Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

8. Supplemental Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0441 to maximum of $16.4756, per $1,000 of net amount at risk attributable to the term insurance benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $25.4788, per $1,000 of net amount at risk attributable to the term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2229 per $1,000 of net amount at risk attributable to the term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk attributable to the term insurance benefit.

10

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Administrative Charges

First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

9. Supplemental Exchange Agreement:

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	No charge.

10. Accelerated Death Benefit:

Administrative Charge

Current Charge	When Benefit is Exercised

One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

Guaranteed Maximum Charge	When Benefit is Exercised

One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

(1)                               The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classification.  The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure.  The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider.  For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy.  Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of fund companies, including management fees and other expenses)	0.38%	1.59%

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The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc. Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses

Money Market(1)	0.18%	0.28%		0.02	%(3)	0.48%	0.00%		0.46%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.32%	0.28%		0.01	%(3)	0.61%	0.00%		0.61%
High Yield Bond(1)	0.50%	0.36%		0.00%		0.86%	0.00%		0.86%
Flexibly Managed(1)	0.60%	0.25%		0.00%		0.85%	0.00%		0.85	%(6)
Balanced	0.00%	0.26	%(2)	0.45	%(4)	0.71%	0.04	%(5)	0.67%
Large Growth Stock(1)	0.64%	0.34%		0.00%		0.98%	0.00%		0.98%
Large Cap Growth(1)	0.55%	0.41%		0.00%		0.96%	0.00%		0.96%
Large Core Growth	0.56%	0.34	%(2)	0.01	%(3)	0.91%	0.26	%(5)	0.65%
Large Cap Value(1)	0.60%	0.30%		0.00%		0.90%	0.00%		0.90	%(6)
Large Core Value	0.46%	0.33	%(2)	0.01	%(3)	0.80%	0.25	%(5)	0.55%
Index 500(1)	0.07%	0.30%		0.01	%(3)	0.38%	0.00%		0.38%
Mid Cap Growth(1)	0.70%	0.32%		0.01	%(3)	1.03%	0.00%		1.03	%(6)
Mid Cap Value(1)	0.55%	0.31%		0.00%		0.86%	0.00%		0.86	%(6)
Mid Core Value(1)	0.72%	0.36%		0.01	%(3)	1.09%	0.00%		1.09%
SMID Cap Growth	0.75%	0.94	%(2)	0.01	%(3)	1.70%	0.64	%(5)	1.06%
SMID Cap Value	0.95%	0.88	%(2)	0.02	%(3)	1.85%	0.69	%(5)	1.16%
Small Cap Growth(1)	0.75%	0.32%		0.00%		1.07%	0.00%		1.07	%(6)
Small Cap Value(1)	0.85%	0.30%		0.01	%(3)	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.79	%(2)	0.01	%(3)	2.10%	1.54	%(5)	0.56%
Developed International Index	0.30%	4.35	%(2)	0.01	%(3)	4.66%	4.06	%(5)	0.60%
International Equity(1)	0.85%	0.42%		0.01	%(3)	1.28%	0.00%		1.28	%(6)
Emerging Markets Equity	1.18%	0.65	%(2)	0.01	%(3)	1.84%	0.25	%(5)	1.59%
REIT(1)	0.70%	0.32%		0.00%		1.02%	0.00%		1.02%
Aggressive Allocation	0.10%	2.87	%(2)	0.82	%(4)	3.79%	2.64	%(5)	1.15%
Moderately Aggressive Allocation	0.10%	0.60	%(2)	0.78	%(4)	1.48%	0.37	%(5)	1.11%
Moderate Allocation	0.10%	0.49	%(2)	0.73	%(4)	1.32%	0.26	%(5)	1.06%
Moderately Conservative Allocation	0.10%	0.51	%(2)	0.66	%(4)	1.27%	0.28	%(5)	0.99%
Conservative Allocation	0.10%	0.53	%(2)	0.60	%(4)	1.23%	0.30	%(5)	0.93%

(1)                                These expenses are for the fiscal year ended December 31, 2008.

(2)                                These expenses are based on estimated amounts for the current fiscal year.

(3)                                Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)                                Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal years.

(5)                                The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this

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agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.58%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)                                Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Flexibly Managed	0.84%
Large Core Growth	0.60%
Large Cap Value	0.88%
Mid Cap Growth	0.94%
Mid Cap Value	0.85%
Small Cap Growth	1.06%
International Equity	1.25%

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

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QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy.  The questions, and answers to the questions, are on the following pages.

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What Is the Policy?

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the investment funds you choose.  The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy.  The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first two pages of this prospectus) and to a fixed interest account where the value will accumulate interest.

You will have several options under the Policy.  Here are some major ones:

•                                          Determine when and how much you pay to us

•                                          Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

•                                          Borrow money

•                                          Change the beneficiary

•                                          Change the amount of insurance protection

•                                          Change the death benefit option you have selected

•                                          Surrender or partially surrender your Policy for all or part of its net cash surrender value

•                                          Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents.  We require satisfactory evidence of insurability, which may include a medical examination.  We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.  Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 95th birthday.  If the Policy is still in force on the maturity date, a maturity benefit will be paid.  The maturity benefit is equal to the policy value less any policy loan, including any capital interest on any such loan (“Net Policy Value”) on the maturity date.  Upon written request of the owner, the Policy will continue in force beyond the maturity date.  Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it.  The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy.  Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

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What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits.  Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus.  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.  We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application.  Federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy.  We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.  See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.”  We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code.  See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The Policy Specifications page of your Policy will show the “planned premium” for the Policy.  You choose this amount in the policy application.  We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums - annually, semi-annually, quarterly or monthly.  You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges.  See Three Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company.  Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•                                          by wire or by exchange from another insurance company,

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•                                          via an electronic funds transfer program (any owner interested in  making monthly premium payments must use this method), or

•                                          if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Three Year No-Lapse Feature

Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)                                  is the total premiums you have paid, less any partial surrenders you made; and

(b)                                 is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount.  See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the three year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force.  You will have a 61 day “grace period” from the date we notify you to make that payment.  If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse).  All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.  You will have to provide evidence that the insured person still meets our requirements for issuing insurance.  You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

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Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums.  See Can I Change Insurance Coverage Under the Policy? in this prospectus.  We will notify you if an additional premium or a change in planned premiums is necessary.

How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge.  We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy.  The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.  A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business).  It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next.  The net investment factor is determined by dividing (a) by (b), where

(a)                                  is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

(b)                                 is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured.  This is called the “specified amount” of insurance.  The minimum specified amount of insurance that you can purchase is $50,000.

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan.  We offer two different types of death benefits payable under the Policy. You choose which one you want in the application.  They are:

•                Option 1 - The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

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•                Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

The “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 95. A table showing the “applicable percentages” for attained ages 0 to 95 is included as Appendix B.

If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase.  However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1.  On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take.  Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•                                          after the change, the specified amount of insurance must be at least $50,000;

•                                          no change may be made in the first policy year, and no more than one change may be made in any policy year; and

•                                          if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•                                          you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•                                          any increase in the specified amount must be at least $10,000; and

•                                          no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

You may decrease the specified amount of insurance, subject to the following conditions:

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•                                          no change may be made in the first policy year;

•                                          no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•                                          no decrease may be made within one year of an increase in the specified amount; and

•                                          any decrease in the specified amount of insurance must be at least $5,000, and the specified amount after the decrease must be at least $50,000.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 3%.  The current declared rate will appear in the annual statement we will send to you.  If you want to know what the current declared rate is, simply call or write to us.  Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section.  Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•                  the net premiums you have paid;

•                  plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•                  plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

•                  minus policy charges we deduct; and

•                  minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value.  See What Is a Policy Loan? in this prospectus.

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How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time.  You make your original allocation in the application for your Policy.  The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another and to and from the fixed interest option.  To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount.  Transfers are subject to the following conditions:

•                                          the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•                                          if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•                                          we may defer transfers under certain conditions;

•                                          transfers may not be made during the free look period; and

•                                          transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options.  We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so.  However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.  We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts.  Frequent exchanges among subaccounts and market timing by policy owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund.  Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short—term trading by policy owners.

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As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading.  Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy.  If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.               A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.               If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.               Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option.  You choose the investment options and the dollar amount of the transfers.  You may dollar cost average from the money market variable investment option for up to 60 months.  All transfers occur on the 15th of the month.  The program is designed to reduce the risks that result from market fluctuations.  It does this by spreading out the allocation of your money to investment options over a longer period of time.  This allows you to reduce the risk of investing most of your money at a time when market prices are high.  The success of this strategy depends on market trends.  The program allows owners to take advantage of investment fluctuations but does not assure a profit or protect against lows in a declining market.  To begin the program, the planned premium for the year must be at least $600, and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified.  Over time, variations in investment

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results will change the allocation percentage.  On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen.  Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance.  The minimum policy value to start the program is $1,000.  If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.

What Are the Fees and Charges Under the Policy?

Premium Charge

•                  Premium Charge - 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options.  It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies.  We will notify you in advance if we change our current rates.

Monthly Deductions

•                  Insurance Charge - A monthly charge for the cost of insurance protection.  The amount of insurance risk we assume varies from Policy to Policy and from month to month.  The insurance charge therefore also varies.  To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table.  The table in your Policy will show the maximum cost of insurance rates that we can charge.  The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy.  The table of rates we use will vary by attained age and the insurance risk characteristics.  We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk.  We currently place people we insure in the following rate classes:  a tobacco, a non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a “substandard class”).  Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class.  When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date.  The charge is deducted pro-rata from your variable investment and fixed interest accounts.

•                  Administrative Charge - A maximum monthly charge to help cover our administrative costs.  This charge has three parts: (1) a flat dollar charge of up to $9.00 (currently, the flat dollar charge is $9.00 in the first policy year and $5.00 thereafter — we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance).  Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and

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policy changes, reporting and overhead costs, processing applications and establishing policy records.  The charge is deducted pro-rata from your variable investment and fixed interest accounts.

Daily Mortality and Expense Risk Charge

A daily charge to cover mortality and expense risk.  We deduct a daily charge from your policy value which is allocated to the variable investment options.  The charge does not apply to the fixed interest option.  It is guaranteed not to exceed 0.90% annually for the duration of the Policy.  Our current charge is 0.90% annually of assets of the policy value allocated in the variable accounts.  After the fifteenth policy year, we intend to charge 0.60% annually.  We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus.  The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated.  The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Optional Supplemental Benefit Charges

Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year.  We will notify policy owners in advance if we decide to impose the charge.  We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing.  Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

(a) is 25% of the lesser of (i) the sum of all premiums paid, and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b) is an administrative charge based on the initial amount of insurance and the insured’s age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

(c) is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase.  The charge equals (a) multiplied by (b), where:

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(a) is an administrative charge based on the increase in the initial amount of insurance and the insured’s attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

(b) is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1st through 7th	1.00
8th	0.80
9th	0.60
10th	0.40
11th	0.20
12th and later	0.00

If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component.  The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies.  The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies.  Our unrecovered sales expenses are paid for from our surplus.  The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered.  The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis.  We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs.  Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or

25

other costs.  In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us.  All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy.  If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement.  This Agreement is not available for all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider.  The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy.  If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance.  The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement.  If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase.  The cost of insurance rates are based on the age, gender and rate class of the additional insured.  This Agreement can be elected at any time, as long as the insured meets our underwriting requirements, and it is not available if you choose the Guaranteed Continuation of Policy Rider.  The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts specified in the Additional Policy Specifications in the Policy.  If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday, and we will waive the cost of insurance for the term insurance.  On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge.  The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of

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children, their ages, or gender.  The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time.  The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured.  The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy.  The rates are based on the attained age, gender and rate class of the insured.  The rates will not exceed those set forth in the Additional Policy Specifications in the Policy.  Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured.  The stipulated premium is stated in the Policy.  The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy.  The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium.  The cost of insurance rates is based on the issue age, gender and rate class of the insured.  The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  This benefit is subject to the provisions in the Agreement.

Guaranteed Continuation of Policy Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the “total guaranteed continuation of policy premium.”  The “total guaranteed continuation of policy premium” is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy.  If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the “total guaranteed continuation of policy premium” is the stipulated premium defined in that Agreement.  While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted.  The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available with either the Accidental Death Benefit Rider or the Additional Insured Term Insurance Rider.  This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability.  The option may be exercised as of any of the regular option dates or as of any alternative option date.  The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40.  In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age.  The cost of insurance charge for the Agreement is based on the attained age, gender

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and rate class of the insured.  The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This option is subject to the provisions in the Agreement.

Supplemental Term Insurance Agreement

This Agreement adds a term insurance benefit to the Policy.  The term insurance benefit may not exceed four times the amount of insurance specified in the policy.  The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement.  If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase.  The cost of insurance rates are based on the age, gender and rate class of the additional insured.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement.  The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange and the owner must surrender all rights in the Policy to be exchanged. This Agreement is automatically added to corporate-owned Policies.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living.  The following provisions apply:

•              The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.  In New Jersey and South Carolina, the maximum limit is $100,000 per policy.  In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

•              The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts).  The physician may not be the owner, insured, beneficiary, or relative of the insured.

•              Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

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The Accelerated Death Benefit is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996.  The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment.  The interest adjustment equals 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits.  All supplemental benefits may not be available in your state.  Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

You may borrow up to 90% of your cash surrender value.  The minimum amount you may borrow is $250.

Interest charged on a policy loan is 5% and is payable at the end of each policy year.  If interest is not paid when due, it is added to the loan.  An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account.  Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Accounts.  The special loan account will earn interest at 4% (or more at our discretion).  With the interest we credit to the special loan account, the net cost of the policy loan is 1%.  After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

You may repay all or part of a loan at any time.  Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify.  If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy.  See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.  The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect.  Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies.  This is called your “net cash surrender value.”

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Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•                                          the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•                                          no more than four partial surrenders may be made in a policy year;

•                                          each partial surrender must be at least $250;

•                                          a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•                                          during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specific amount of insurance — by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance.  If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions.  In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum.  This includes proceeds that become payable because of death or full surrender.  Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income.  Periodic payments may not be less than $50 each.

Changing a Payment Option

You can change the payment option at any time before the proceeds are payable.  If you have not made a choice, the payee may change the payment option within the period specified in the Policy.  The person entitled to the proceeds may elect a payment option as set forth in the Policy.

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Tax Impact of Choosing a Payment Option

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen.  You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax.  Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy.  Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.  Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.  An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance.  Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code.  The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702.  Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract.  In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk.  If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702.  For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above).  The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested.  Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income.  The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy

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owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares.  The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91, in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies.  We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes the Guideline Premium/Cash Value Corridor Test.

•                                          Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy.  Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy.  In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums.  The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change.  At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract.  You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

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The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules.  First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time.  Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly.  Past due loan interest that is added to the loan amount will be treated as a loan.  Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59½, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible.  In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible.  The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code.  An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed.  Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations.  The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS.  The summary is not

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intended as tax advice.  No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains.  However, we reserve the right to do so in the event there is a change in the tax laws.  We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you.  They include the following:

•                  policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•                  change of death benefit option;

•                  changes in specified amount of insurance;

•                  change of beneficiary;

•                  election of payment option for policy proceeds; and

•                  tax withholding elections.

You should mail or express these requests to our office.  You should also send notice of the insured person’s death and related documentation to our office.  Communications are not treated as “received” until such time as they have arrived at our office in proper form.  Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day.  Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650.  Each communication to us must include your name, your policy number and the name of the insured person.  We cannot process any request that does not include this required information.

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Telephone Transactions

You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office.  In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions.  We will not be liable for following transfer instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine.  We also reserve the right to suspend or terminate the privilege altogether at any time.  We may require certain identifying information to process a telephone transfer.

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account.  Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation.  In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request.  However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy.  We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act.  In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.  Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

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Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions.  The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid.  In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period.  At the end of the period, the money will be transferred to the investment options you have chosen.

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THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company.  We were chartered in 1847 and have been continuously engaged in the life insurance business since that date.  We issue and sell life insurance and annuities in all 50 states and the District of Columbia.  Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia.  Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I (the “Separate Account”) as a separate investment account under Pennsylvania law on January 27, 1987.  The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds.  They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual.  If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  We are obligated to pay all benefits provided under the Policies.

If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund.  No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds.  However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners.  Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material.  The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund.  Fractional votes will be counted.  The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders.  Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

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We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement.  In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations.  If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report.  Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account.  Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies.  HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Policies through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two.  Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales (up to 50% for a VUL II policy), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years.  In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of gross policy value during the second through tenth policy years, and a 0.25% of gross policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives

38

may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm.  Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

39

Appendix A

SAMPLE MINIMUM INITIAL PREMIUMS

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age of Insured	Sex of Insured	Basic Death Benefit	Minimum Initial Premium
25	M	$50,000	$289.00
30	F	$75,000	$459.00
35	M	$75,000	$651.00
40	F	$100,000	$931.00
45	M	$100,000	$1,368.00
50	F	$100,000	$1,456.00
55	M	$100,000	$2,257.00
60	F	$75,000	$1,787.00
65	M	$75,000	$2,950.00
70	F	$50,000	$2,117.00

A-1

Appendix B

APPLICABLE PERCENTAGES

Attained Age	Percentage
0–40	250
41	243
42	236
43	229
44	222
45	215
46	209
47	203
48	197
49	191
50	185
51	178
52	171
53	164
54	157
55	150
56	146
57	142
58	138
59	134
60	130
61	128
62	126
63	124
64	122
65	120
66	119
67	118
68	117
69	116
70	115
71	113
72	111
73	109
74	107
75–90	105
91	104
92	103
93	102
94	101
95	100

B-1

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2009 which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PROSPECTUS

FOR

CORNERSTONE VUL III

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA  19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest.  The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager

Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Oppenheimer Capital LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Van Kampen Asset Management
REIT Fund	Heitman Real Estate Securities LLC
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2009

Guide to Reading this Prospectus

This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy.  The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy.  Your rights and obligations under the Policy are determined by the language of the Policy itself.  When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•                                          Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•                                          Pages 5 to 15 provide tables showing fees and charges under the Policy.

•                                          Pages 16 to 17 provide tables showing fees and expenses of the funds underlying the Policy.

•                                          Pages 18 to 42 provide additional information about the Policy, in question and answer format.

•                                          Pages 43 to 45 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds in which Policy reserves may be allocated.

Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

**********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy.  You should read the relevant prospectus(es) carefully before you invest.

2

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy.  Please read the entire Prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the investment options you choose.  The death benefit may also increase or decrease based on investment performance.  In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies.  We offer two different types of death benefit options under the Policy.  You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.”  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.  Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

Five Year No-Lapse Feature — Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Interest Option — In addition to the investment options described above, the Policy allows you to allocate your policy value to a fixed interest account.  The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 3%.

Transfers — Within limitations, you may transfer investment amounts from one investment account to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs — dollar-cost averaging and asset rebalancing.

Loans — You may take a loan on your Policy.  You may borrow up to 90% of your cash surrender value.  The minimum amount you may borrow is $250.  Interest charged on a policy loan is 4.0% and is payable at the end of each policy year.  You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”  In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

3

Taxes — Death benefits paid under life insurance policies are not subject to income tax.  Investment gains from your Policy are not taxed as long as the gains remain in the Policy.  If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

Riders — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy.  If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning.  The Policy is not suitable as a short-term savings vehicle.  You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds.  There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value.  A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds.  Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the five year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender.  Also, a partial surrender of your Policy for cash will be subject to an administrative charge.  In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change.  Changes in the law could adversely affect the current tax advantages of purchasing the Policy.  Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes.  The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service.  We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy.  You may wish to consult counsel or other competent tax adviser for more complete information.

4

FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.(1)  The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Sales Charge (load)	When a premium is paid.	4.0% of premium payments.(2)

Premium and Federal (DAC) Taxes	When a premium is paid.	3.5% of premium payments.

Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 11 policy years	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) the “maximum surrender charge premium.”(3)

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) $13.67 per $1,000 of specified amount.(3)

Additional Surrender Charges apply if the Policy is surrendered within the first 11 policy years, or within 11 years of any increase in the amount of insurance specified in your Policy(4)

Minimum Charge	When the Policy is surrendered.	$1 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 9 or younger at the date of issue or increase.

Maximum Charge	When the Policy is surrendered.	$7 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 60 or older at the date of issue or increase.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	$5 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 45 at the date of issue or increase.

Partial Surrender Charge	When you partially surrender your Policy.	Lesser of $25 or 2.0% of the amount surrendered.

Transfer Charge

Current Charge	When you make a transfer.	$0.00(5)

Guaranteed Maximum Charge	When you make a transfer.	$10.00

Loans (6)

Gross Interest Charge	End of each policy year.	Annual rate of 4.0% (before credit from interest paid on collateral held in special loan account).

Net Interest Charge (7)	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).(8)

5

(1)                               See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.

(2)                               The sales charge imposed on premiums (load) is currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge.

(3)                               The “maximum surrender charge premium” is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured.  The “maximum surrender charge premium” is stated in each Policy. Commencing in the eighth policy year and continuing through the eleventh policy year, the deferred sales charge decreases each year, after which there is no longer a charge.

(4)                               The “other surrender charge” under the Policies vary depending on the age of the insured.  More information concerning the “other surrender charge” is stated in each Policy.  Commencing in the eighth policy year and continuing through the eleventh policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge; and commencing eight years after any increase in the specified amount of insurance and continuing through the end of eleven years after the increase, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.

(5)                               No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option.  We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

(6)                               You may borrow up to 90% of your cash surrender value.  The minimum amount you may borrow is $250.  An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan.  See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.

(7)                               “Net Interest Charge” means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.

(8)                               On a guaranteed basis, after the tenth policy year, we will credit interest to the special loan account at the rate of 3.75% (which will result in a Net Interest Charge of 0.25% in those years.)

6

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under the Policy
Not Including Operating Expenses of Underlying Investment Funds

Policy Charges	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges(1):

Current Charges	Monthly	Minimum of $0.0399 to maximum of $21.5319, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.333, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.1567 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk.

Mortality and Expense Risk Charge:

Mortality and Expense Risk Charge	Daily	0.90% annually from the policy value that is allocated to the funds.(2)

Administrative Fees:	Monthly	The charge has three parts:

(a) $9.00.(3)

(b) For the first 12 months following the policy date, $0.10 per $1,000 of initial specified amount of insurance.

(c) For the first 12 months following an increase in the specified amount of insurance, $0.10 per $1,000 of the increase in specified amount of insurance.

(1)

The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance

7

specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy.  For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.

(2)

The charge is currently reduced to 0.45% annually. See What Are the Fees and Charges Under the Policy? — Daily Mortality and Expense Risk Charge in this prospectus for additional information about this charge.

(3)	This sub-part of the charge is currently reduced to $8.00.

8

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy.  They are in addition to the charges applicable under the base Policy.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

1. Accidental Death Benefit:

Cost of Insurance(1)

Current Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

2. Additional Insured Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0559 to maximum of $3.0371, per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $4.2109, per $1,000 of additional insured term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2645 per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of additional insured term insurance benefit.

9

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Administrative Charges

First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

3. Business Accounting Benefit(2):

Administrative Charges

First eleven years of the Policy	Monthly	$0.03 per $1,000 of original specified amount of insurance.

First eleven years after an increase in the specified amount of insurance	Monthly	$0.03 per $1,000 of increase in specified amount of insurance.

4. Children’s Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

5. Disability Waiver of Monthly Deduction:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.

10

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

6. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:

Disability Waiver of Monthly Deduction

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.

Disability Monthly Premium Deposit

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $1,000 of the stipulated premium in the Policy.

Guaranteed Maximum Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $1,000 of the stipulated premium in the Policy.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.12 per $1,000 of the stipulated premium in the Policy.

Guaranteed Maximum Charges	Monthly	$0.12 per $1,000 of the stipulated premium in the Policy.

11

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

7. Guaranteed Continuation of Policy:

Cost of Insurance	Monthly	$0.01 per $1,000 of specified amount of insurance.

8. Guaranteed Option to Extend Maturity Date:

Cost of Insurance Charges(1)

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	Minimum of $2.80 to maximum of $6.30, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	$0 per $1,000 of net amount at risk.

9. Guaranteed Option to Increase Specified Amount:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Charge for a representative non-tobacco male insured, age 25

Current Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

12

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

10. Return of Premium Term Insurance:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0559 to maximum of $26.1662, per $1,000 of term insurance.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $83.3333, per $1,000 of term insurance.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.1592 per $1,000 of term insurance.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of term insurance.

11. Supplemental Term Insurance Agreement(3):

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0441 to maximum of $26.1662, per $1,000 of net amount at risk attributable to the term insurance benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.3333, per $1,000 of net amount at risk attributable to the term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.1592 per $1,000 of net amount at risk attributable to the term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk attributable to the term insurance benefit.

Administrative Charges

First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

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Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

12. Supplemental Exchange Agreement:

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	No charge.

13. Accelerated Death Benefit:

Administrative Charge

Current Charge	When Benefit is Exercised

One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

Guaranteed Maximum Charge	When Benefit is Exercised

One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

(1)

The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.

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(2)	This rider is not available to all persons. See What Are the Supplemental Benefit Riders That I Can Buy? — Business Accounting Benefit in this prospectus for additional information.

(3)

For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the policy value will be allocated as follows:  first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases.  Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the policy value will be allocated to the most recent increase in the specified amount in the Policy.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy.  Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of fund companies, including management fees and other expenses)	0.38%	1.59%

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The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market(1)	0.18%	0.28%		0.02	%(3)	0.48%	0.00%		0.46%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.32%	0.28%		0.01	%(3)	0.61%	0.00%		0.61%
High Yield Bond(1)	0.50%	0.36%		0.00%		0.86%	0.00%		0.86%
Flexibly Managed(1)	0.60%	0.25%		0.00%		0.85%	0.00%		0.85	%(6)
Balanced	0.00%	0.26	%(2)	0.45	%(4)	0.71%	0.04	%(5)	0.67%
Large Growth Stock(1)	0.64%	0.34%		0.00%		0.98%	0.00%		0.98%
Large Cap Growth(1)	0.55%	0.41%		0.00%		0.96%	0.00%		0.96%
Large Core Growth	0.56%	0.34	%(2)	0.01	%(3)	0.91%	0.26	%(5)	0.65%
Large Cap Value(1)	0.60%	0.30%		0.00%		0.90%	0.00%		0.90	%(6)
Large Core Value	0.46%	0.33	%(2)	0.01	%(3)	0.80%	0.25	%(5)	0.55%
Index 500(1)	0.07%	0.30%		0.01	%(3)	0.38%	0.00%		0.38%
Mid Cap Growth(1)	0.70%	0.32%		0.01	%(3)	1.03%	0.00%		1.03	%(6)
Mid Cap Value(1)	0.55%	0.31%		0.00%		0.86%	0.00%		0.86	%(6)
Mid Core Value(1)	0.72%	0.36%		0.01	%(3)	1.09%	0.00%		1.09%
SMID Cap Growth	0.75%	0.94	%(2)	0.01	%(3)	1.70%	0.64	%(5)	1.06%
SMID Cap Value	0.95%	0.88	%(2)	0.02	%(3)	1.85%	0.69	%(5)	1.16%
Small Cap Growth(1)	0.75%	0.32%		0.00%		1.07%	0.00%		1.07	%(6)
Small Cap Value(1)	0.85%	0.30%		0.01	%(3)	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.79	%(2)	0.01	%(3)	2.10%	1.54	%(5)	0.56%
Developed International Index	0.30%	4.35	%(2)	0.01	%(3)	4.66%	4.06	%(5)	0.60%
International Equity(1)	0.85%	0.42%		0.01	%(3)	1.28%	0.00%		1.28	%(6)
Emerging Markets Equity	1.18%	0.65	%(2)	0.01	%(3)	1.84%	0.25	%(5)	1.59%
REIT(1)	0.70%	0.32%		0.00%		1.02%	0.00%		1.02%
Aggressive Allocation	0.10%	2.87	%(2)	0.82	%(4)	3.79%	2.64	%(5)	1.15%
Moderately Aggressive Allocation	0.10%	0.60	%(2)	0.78	%(4)	1.48%	0.37	%(5)	1.11%
Moderate Allocation	0.10%	0.49	%(2)	0.73	%(4)	1.32%	0.26	%(5)	1.06%
Moderately Conservative Allocation	0.10%	0.51	%(2)	0.66	%(4)	1.27%	0.28	%(5)	0.99%
Conservative Allocation	0.10%	0.53	%(2)	0.60	%(4)	1.23%	0.30	%(5)	0.93%

(1)           These expenses are for the fiscal year ended December 31, 2008.

(2)           These expenses are based on estimated amounts for the current fiscal year.

(3)           Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)           Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal years.

(5)           The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this

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agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.58%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)           Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Flexibly Managed	0.84%
Large Core Growth	0.60%
Large Cap Value		0.88%
Mid Cap Growth		0.94%
Mid Cap Value		0.85%
Small Cap Growth	1.06%
International Equity		1.25%

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

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QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy.  The questions, and answers to the questions, are on the following pages.

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What Is the Policy?

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the investment funds you choose.  The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy.  The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first two pages of this prospectus) and to a fixed interest account where the value will accumulate interest.

You will have several options under the Policy.  Here are some major ones:

•              Determine when and how much you pay to us

•              Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

•              Borrow money

•              Change the beneficiary

•              Change the amount of insurance protection

•              Change the death benefit option you have selected

•              Surrender or partially surrender your Policy for all or part of its net cash surrender value

•              Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents.  We require satisfactory evidence of insurability, which may include a medical examination.  We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.  Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 100th birthday.  If the Policy is still in force on the maturity date, a maturity benefit will be paid.  The maturity benefit is equal to the policy value less any policy loan, including any capitalized interest on any such loan (“Net Policy Value”) on the maturity date.  Upon written request of the owner, the Policy will continue in force beyond the maturity date.  Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it.  The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options and the right to surrender the Policy.  Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

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What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.”  The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits.  Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus.  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.  We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application.  If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy.  We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.  See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.”  We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code.  See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The Policy Specifications page of your Policy will show the “planned premium” for the Policy.  You choose this amount in the policy application.  We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums - annually, semi-annually, quarterly or monthly.  You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges.  See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company.  Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•              by wire or by exchange from another insurance company,

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•              via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•              if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)           is the total premiums you have paid, less any partial surrenders you made; and

(b)           is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you increase the specified amount of insurance under your Policy during the first five policy years, we will extend the five year no-lapse provision to five years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The five year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the five year no-lapse feature is not in effect, we will notify you how much premium you will need to pay to keep the Policy in force.  You will have a 61 day “grace period” from the date we notify you to make that payment.  If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse).  All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.  You will have to provide evidence that the insured person still meets our requirements for issuing insurance.  You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums.  See Can I Change Insurance Coverage Under the Policy? in this prospectus.  We will notify you if an additional premium or a change in planned premiums is necessary.

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How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge.  We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy.  The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.  A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business).  It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next.  The net investment factor is determined by dividing (a) by (b), where

(a)           is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

(b)           is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured.  This is called the “specified amount” of insurance.  The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan.  We offer two different types of death benefits payable under the Policy.  You choose which one you want in the application.  They are:

Option 1 - The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

The “applicable percentages” depend on the life insurance qualification test you chose on the application.  If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable

22

percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100.  For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics.  Tables showing “applicable percentages” are included in Appendix B.

If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase.  However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1.  On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take.  Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•              after the change, the specified amount of insurance must be at least $50,000;

•              no change may be made in the first policy year and no more than one change may be made in any policy year; and

•              if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•              you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•              any increase in the specified amount must be at least $10,000; and

•              no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

If you increase the specified amount within the first five policy years, the five year no-lapse period will be extended.

You may decrease the specified amount of insurance, subject to the following conditions:

•              no change may be made in the first policy year;

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•              no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•              no decrease may be made within one year of an increase in the specified amount; and

•              any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Exchange of Policies

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider.  See What Are the Supplemental Benefits That I Can Buy? — Supplemental Exchange Agreement in this prospectus.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 3.0%.  The current declared rate will appear in the annual statement we will send to you.  If you want to know what the current declared rate is, simply call or write to us.  Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section.  Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•              the net premiums you have paid;

•              plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•              plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

•              minus policy charges we deduct; and

•              minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value.  See What Is a Policy Loan? in this prospectus.

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How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time.  You make your original allocation in the application for your Policy.  The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another, and to and from the fixed interest option.  To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount.  Transfers are subject to the following conditions:

•              the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•              if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•              we may defer transfers under certain conditions;

•              transfers may not be made during the free look period; and

•              transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options.  We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so.  However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.  We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts.  Frequent exchanges among subaccounts and market timing by policy owners can reduce the long—term returns of the underlying funds.  The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund.  Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.  Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short—term trading by policy owners.

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As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading.  Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below.  We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy.  If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.                                       A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.                                       If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.                                       Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option.  You choose the investment options and the dollar amount of the transfers.  You may dollar cost average from the money market variable investment option for up to 60 months.  All transfers occur on the 15th of the month.  The program is designed to reduce the risks that result from market fluctuations.  It does this by spreading out the allocation of your money to investment options over a longer period of time.  This allows you to reduce the risk of investing most of your money at a time when market prices are high.  The success of this strategy depends on market trends.  The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market.  To begin the program, the planned premium for the year must be at least $600 and the amount transferred each month must be at least $50.  You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified.  Over time, variations in investment

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results will change the allocation percentage.  On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen.  Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance.  The minimum policy value to start the program is $1,000.  If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program.  You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.

What Are the Fees and Charges Under the Policy?

Premium Charge

•                                          Premium Charge — 7.5% (currently reduced to 5.75% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy year two and later) is deducted from premium payments before allocation to the investment options.  It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4.0% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies.  State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes.  We will notify you in advance if we change our current rates.

Monthly Deductions

•                                          Insurance Charge — A monthly charge for the cost of insurance protection.  The amount of insurance risk we assume varies from Policy to Policy and from month to month.  The insurance charge therefore also varies.  To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table.  The table in your Policy will show the maximum cost of insurance rates that we can charge.  The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy.  The table of rates we use will vary by attained age and the insurance risk characteristics.  Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured’s attained age increases.  We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk.  We currently place people we insure in the following rate classes:  a tobacco, a non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a “substandard class”).  Insureds age 19 and under are placed in a rate class that does not distinguish between  tobacco and non-tobacco.  In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a  non-tobacco class.  When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date.  The charge is deducted pro-rata from your variable investment and fixed interest accounts.

•                                          Administrative Charge — A monthly charge to help cover our administrative costs.  This charge has two parts: (1) a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of

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initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance).  Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records.  The charge is deducted pro-rata from your variable investment and fixed interest accounts.

•                                          Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

A daily charge to cover mortality and expense risk.  We deduct a daily charge from your policy value which is allocated to the variable investment options.  The charge does not apply to the fixed interest option.  It is guaranteed not to exceed 0.90% annually for the duration of the policy.  Our current charge is 0.45% annually.  We will notify you in advance if we change our current rates.  We may realize a profit from the charge, and if we do, it will become part of our surplus.  The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated.  The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year.  We will notify policy owners in advance if we decide to impose the charge.  We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing.  Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

(a) is 25% of the lesser of (i) the sum of all premiums paid, and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b) is an administrative charge based on the initial amount of insurance and the insured’s age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

(c) is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase.  The charge equals (a) multiplied by (b), where:

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(a) is an administrative charge based on the increase in the initial amount of insurance and the insured’s attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

(b) is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1st through 7th	1.00
8th	0.80
9th	0.60
10th	0.40
11th	0.20
12th and later	0.00

If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component.  The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies.  The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies.  Our unrecovered sales expenses are paid for from our surplus.  The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2.0% of the amount surrendered.  The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis.  We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs.  Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or

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other costs.  In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us.  All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy.  If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement.  This Agreement is not available for all Policies.  The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider.  The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy.  If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance.  The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement.  If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase.  The cost of insurance rates are based on the age, gender and rate class of the additional insured.  This Agreement can be elected at any time, as long as the insured meets our underwriting requirements, and it is not available if you choose the Guaranteed Continuation of Policy Rider.  The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Business Accounting Benefit Agreement

This Agreement provides enhanced early year cash surrender values for Policies sold in certain limited corporate markets and is not for sale in the individual markets.  The higher cash surrender is attained through a waiver of all surrender charges.  To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan.  Under this Agreement, during the first eleven policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first eleven policy years after the increase.  Decreases in coverage do not affect the charge for this Agreement.  The $0.03

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per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount.  This charge will be included in the no-lapse premium calculation.  If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  The benefits provided under the Agreement are subject to all provisions of the Agreement.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts specified in the Additional Policy Specifications in the Policy.  If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance.  On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge.  The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender.  The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time.  The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured.  The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy.  The rates are based on the attained age, gender and rate class of the insured.  The rates will not exceed those set forth in the Additional Policy Specifications in the Policy.  Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured.  The stipulated premium is stated in the Policy.  The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy.  The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium.  The cost of insurance rates is based on the issue age, gender and rate class of the insured.  The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  This benefit is subject to the provisions in the Agreement.

Guaranteed Continuation of Policy Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the “total guaranteed continuation of policy premium.”  The “total guaranteed continuation of policy premium” is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the

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Policy.  If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the “total guaranteed continuation of policy premium” is the stipulated premium defined in that Agreement.  While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted.  The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available with any of the following riders: Accidental Death Benefit; Additional Insured Term Insurance; or Return of Premium Term Insurance.  This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Extend Maturity Date Agreement

This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability.  During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse.  Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement).  The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured.  The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy.  This Agreement can be elected at any time prior to age 90.  The option to extend the maturity date is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability.  The option may be exercised as of any of the regular option dates or as of any alternative option date.  The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40.  In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age.  The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured.  The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This option is subject to the provisions in the Agreement.

Return of Premium Term Insurance Agreement

This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement.  The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached.  The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured.  The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider.   The term insurance provided under the Agreement is subject to the provisions of the Agreement.

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Supplemental Term Insurance Agreement

This Agreement adds a term insurance benefit to the Policy.  The term insurance benefit may not exceed four times the amount of insurance specified in the policy.  The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement.  If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase.  The cost of insurance rates are based on the age, gender and rate class of the additional insured.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement.  The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.  This Agreement is automatically added to corporate-owned Policies.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living.  The following provisions apply:

•                                          The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.  In New Jersey and South Carolina, the maximum limit is $100,000 per policy.  In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

•                                          The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts).  The physician may not be the owner, insured, beneficiary, or relative of the insured.

•                                          Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

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The Accelerated Death Benefit is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996.  The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment.  The interest adjustment equals 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits.  All supplemental benefits may not be available in your state.  Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

You may borrow up to 90% of your cash surrender value.  The minimum amount you may borrow is $250.

Interest charged on a policy loan is 4.0% and is payable at the end of each policy year.  If interest is not paid when due, it is added to the loan.  An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account.  Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account.  The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter.  With the interest we credit to the special loan account, the net cost of the policy loan is 1.0% during the first ten policy years and 0.25% thereafter.

You may repay all or part of a loan at any time.  Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify.  If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy.  See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.  The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect.  Otherwise, all payments will be assumed to be premium payments.

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How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time.  If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies.  This is called your “net cash surrender value.”

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•                                          the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•                                          no more than four partial surrenders may be made in a policy year;

•                                          each partial surrender must be at least $250;

•                                          a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•                                          during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specific amount of insurance — by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance.  If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions.  In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum.  This includes proceeds that become payable because of death or full surrender.  Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income.  Periodic payments may not be less than $50 each.

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Changing a Payment Option

You can change the payment option at any time before the proceeds are payable.  If you have not made a choice, the payee may change the payment option within the period specified in the Policy.  The person entitled to the proceeds may elect a payment option as set forth in the Policy.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax.  Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy.  Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.  Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.  An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance.  Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code.  The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702.  Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract.  In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk.  If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702.  For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above).  The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested.  Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.  In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income.  The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the

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definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares.  The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies.  We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests — a cash value accumulation test or a guideline premium/cash value corridor test.  At the time of issuance of the Policy, you choose which test you want to be applied.  It may not thereafter be changed.  If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•                                          Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

•                                          Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement.  Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy.  Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy.  If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test.  However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us.  Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy.  If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

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Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy.  In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums.  The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change.  At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract.  You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules.  First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time.  Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly.  Past due loan interest that is added to the loan amount will be treated as a loan.  Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59½, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible.  In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible.  The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code.  An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

38

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Tax Consequences of the Guaranteed Option to Extend Maturity Date

The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years.  An extension of maturity could have adverse tax consequences.  Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed.  Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations.  The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS.  The summary is not intended as tax advice.  No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains.  However, we reserve the right to do so in the event there is a change in the tax laws.  We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states.  At present, these taxes are not significant.  If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

39

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you.  They include the following:

•                                          policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•                                          change of death benefit option;

•                                          changes in specified amount of insurance;

•                                          change of beneficiary;

•                                          election of payment option for policy proceeds; and

•                                          tax withholding elections.

You should mail or express these requests to our office.  You should also send notice of the insured person’s death and related documentation to our office.  Communications are not treated as “received” until such time as they have arrived at our office in proper form.  Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day.  Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above.  You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650.  Each communication to us must include your name, your policy number and the name of the insured person.  We cannot process any request that does not include this required information.

Telephone Transactions

You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office.  In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions.  We will not be liable for following transfer instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine.  We also reserve the right to suspend or terminate the privilege altogether at any time.  We may require certain identifying information to process a telephone transfer.

40

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment.  A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account.  Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation.  In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.  Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request.  However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy.  If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3.0% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy.  We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act.  In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.  Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions.  The date of cancellation will be the date we receive the Policy.

41

In some states, you will receive a refund of any premiums you have paid.  In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period.  At the end of the period, the money will be transferred to the investment options you have chosen.

42

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company.  We were chartered in 1847 and have been continuously engaged in the life insurance business since that date.  We issue and sell life insurance and annuities in all 50 states and the District of Columbia.  Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia.  Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I (the “Separate Account”) as a separate investment account under Pennsylvania law on January 27, 1987.  The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds.  They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual.  Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual.  If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  We are obligated to pay all benefits provided under the Policies.

If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund.  No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds.  However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners.  Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material.  The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund.  Fractional votes will be counted.  The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders.  Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

43

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement.  In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations.  If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report.   Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account.  Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies.  HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Policies through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two.  Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years.  In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of gross policy value during the second through tenth policy years, and a 0.25% of gross policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives

44

may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

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Appendix A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age of Insured	Sex of Insured	Base Death Benefit	Minimum Initial Premium
25	M	$50,000	$286
30	F	$75,000	$390
35	M	$75,000	$448
40	F	$100,000	$640
45	M	$100,000	$827
50	F	$100,000	$975
55	M	$100,000	$1,377
60	F	$75,000	$1,155
65	M	$75,000	$2,022
70	F	$50,000	$1,327

A-1

Appendix B

Applicable Percentages  Under the Guideline Premium / Cash Value Corridor Test

Attained Age	Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94-99	101%

B-1

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Non-Smoker

Attained Age	Percentage
0-19	N/A
20	699.48%
21	679.26%
22	659.36%
23	639.73%
24	620.39%
25	601.33%
26	582.53%
27	564.06%
28	545.97%
29	528.29%
30	511.04%
31	494.24%
32	477.93%
33	462.11%
34	446.78%
35	431.94%
36	417.61%
37	403.76%
38	390.40%
39	377.52%
40	365.11%
41	353.15%
42	341.65%
43	330.57%
44	319.91%
45	309.63%
46	299.75%
47	290.24%
48	281.10%
49	272.29%
50	263.82%
51	255.67%
52	247.84%
53	240.32%
54	233.12%
55	226.22%
56	219.61%
57	213.30%
58	207.25%
59	201.45%
60	195.91%
61	190.60%
62	185.53%
63	180.70%
64	176.09%
65	171.71%
66	167.55%
67	163.60%
68	159.83%
69	156.24%
70	152.83%
71	149.57%
72	146.49%
73	143.58%
74	140.85%
75	138.30%
76	135.91%
77	133.67%
78	131.57%
79	129.58%
80	127.70%
81	125.91%
82	124.22%
83	122.64%
84	121.17%
85	119.81%
86	118.55%
87	117.38%
88	116.28%
89	115.23%
90	114.21%
91	113.20%
92	112.17%
93	111.08%
94	109.92%
95	108.65%
96	107.27%
97	105.80%
98	104.25%
99	102.60%
100	100.00%

Female Non-Smoker

Attained Age	Percentage
0-19	N/A
20	796.54%
21	771.20%
22	746.54%
23	722.57%
24	699.24%
25	676.63%
26	654.62%
27	633.28%
28	612.56%
29	592.47%
30	572.99%
31	554.12%
32	535.83%
33	518.10%
34	500.93%
35	484.36%
36	468.31%
37	452.83%
38	437.93%
39	423.58%
40	409.78%
41	396.51%
42	383.77%
43	371.51%
44	359.71%
45	348.34%
46	337.38%
47	326.82%
48	316.63%
49	306.81%
50	297.34%
51	288.22%
52	279.43%
53	270.97%
54	262.85%
55	255.03%
56	247.50%
57	240.24%
58	233.24%
59	226.46%
60	219.89%
61	213.54%
62	207.41%
63	201.52%
64	195.89%
65	190.51%
66	185.37%
67	180.47%
68	175.76%
69	171.23%
70	166.87%
71	162.66%
72	158.63%
73	154.80%
74	151.16%
75	147.74%
76	144.52%
77	141.49%
78	138.64%
79	135.95%
80	133.39%
81	130.98%
82	128.71%
83	126.58%
84	124.60%
85	122.77%
86	121.08%
87	119.50%
88	118.03%
89	116.64%
90	115.32%
91	114.03%
92	112.76%
93	111.49%
94	110.17%
95	108.79%
96	107.34%
97	105.82%
98	104.26%
99	102.60%
100	100.00%

B-2

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Smoker

Attained Age	Percentage
0-19	N/A
20	567.36%
21	551.35%
22	535.65%
23	520.14%
24	504.81%
25	489.67%
26	474.70%
27	459.94%
28	445.46%
29	431.30%
30	417.48%
31	404.05%
32	391.02%
33	378.39%
34	366.17%
35	354.36%
36	342.96%
37	331.98%
38	321.41%
39	311.26%
40	301.52%
41	292.18%
42	283.23%
43	274.66%
44	266.46%
45	258.59%
46	251.07%
47	243.85%
48	236.93%
49	230.29%
50	223.92%
51	217.79%
52	211.94%
53	206.34%
54	201.00%
55	195.91%
56	191.05%
57	186.43%
58	182.01%
59	177.78%
60	173.72%
61	169.84%
62	166.14%
63	162.61%
64	159.26%
65	156.08%
66	153.08%
67	150.23%
68	147.52%
69	144.93%
70	142.45%
71	140.09%
72	137.84%
73	135.71%
74	133.71%
75	131.84%
76	130.10%
77	128.48%
78	126.96%
79	125.52%
80	124.15%
81	122.84%
82	121.59%
83	120.42%
84	119.32%
85	118.30%
86	117.35%
87	116.44%
88	115.56%
89	114.71%
90	113.85%
91	112.97%
92	112.04%
93	111.02%
94	109.89%
95	108.65%
96	107.27%
97	105.80%
98	104.25%
99	102.60%
100	100.00%

Female Smoker

Attained Age	Percentage
0-19	N/A
20	700.22%
21	677.90%
22	656.20%
23	635.13%
24	614.65%
25	594.81%
26	575.52%
27	556.84%
28	538.74%
29	521.19%
30	504.21%
31	487.80%
32	471.91%
33	456.54%
34	441.67%
35	427.33%
36	413.45%
37	400.10%
38	387.29%
39	375.01%
40	363.24%
41	351.98%
42	341.22%
43	330.93%
44	321.06%
45	311.58%
46	302.46%
47	293.69%
48	285.25%
49	277.11%
50	269.27%
51	261.73%
52	254.46%
53	247.46%
54	240.74%
55	234.28%
56	228.06%
57	222.06%
58	216.25%
59	210.60%
60	205.10%
61	199.75%
62	194.58%
63	189.59%
64	184.82%
65	180.27%
66	175.93%
67	171.78%
68	167.79%
69	163.93%
70	160.19%
71	156.56%
72	153.07%
73	149.74%
74	146.59%
75	143.63%
76	140.85%
77	138.24%
78	135.78%
79	133.44%
80	131.22%
81	129.11%
82	127.12%
83	125.23%
84	123.48%
85	121.86%
86	120.34%
87	118.94%
88	117.61%
89	116.35%
90	115.11%
91	113.90%
92	112.70%
93	111.46%
94	110.17%
95	108.79%
96	107.34%
97	105.82%
98	104.26%
99	102.60%
100	100.00%

B-3

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2009 which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PROSPECTUS

FOR

CORNERSTONE VUL IV

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA  19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below.  The Policy also provides a fixed account in which amounts may be held to accumulate interest.  The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Oppenheimer Capital LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Van Kampen Asset Management
REIT Fund	Heitman Real Estate Securities LLC
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2009

Guide to Reading this Prospectus

This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy.  The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy.  Your rights and obligations under the Policy are determined by the language of the Policy itself.  When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•                  Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•                  Pages 5 to 13 provide tables showing fees and charges under the Policy.

•                  Pages 14 to 15 provide tables showing fees and expenses of the funds underlying the Policy.

•                  Pages 16 to 46 provide additional information about the Policy, in question and answer format.

•                  Pages 47 to 49 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds in which Policy reserves may be allocated.

•                  Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

**********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy.  You should read the relevant prospectus(es) carefully before you invest.

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy.  Please read the entire Prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the investment options you choose.  The death benefit may also increase or decrease based on investment performance.  In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies.  We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.”  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.  Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

Five Year No-Lapse Feature - Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Interest Option — In addition to the investment options described above, the Policy allows you to allocate your policy value to a fixed interest account.  The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 3%.

Transfers — Within limitations, you may transfer investment amounts from one investment account to another and to and from the fixed interest option.  In addition, the Policy offers three automated transfer programs — two dollar cost averaging programs and one asset rebalancing program.

Loans — You may take a loan on your Policy.  You may borrow up to 95% of your cash surrender value.  The minimum amount you may borrow is $250.  Interest charged on a policy loan is 4.0% and is payable at the end of each policy year.  You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time.  If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies.  This is called your “net cash surrender value.”  In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

Taxes — Death benefits paid under life insurance policies are not subject to income tax.  Investment gains from your Policy are not taxed as long as the gains remain in the Policy.  If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

Riders  — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy.  If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning.  The Policy is not suitable as a short-term savings vehicle.  You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds.  There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value.  A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds.  Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse  — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the five year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender.  Also, a partial surrender of your Policy for cash will be subject to an administrative charge.  In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change.  Changes in the law could adversely affect the current tax advantages of purchasing the Policy.  Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes.  The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service.  We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy.  You may wish to consult counsel or other competent tax adviser for more complete information.

FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.(1)  The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Sales Charge (load)	When a premium is paid.	4.0% of premium payments.(2)

Premium and Federal (DAC) Taxes	When a premium is paid.	3.5% of premium payments.

Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 11 policy years	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) the “maximum surrender charge premium.”(3)

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) $14.35 per $1,000 of specified amount.(3)

Additional Surrender Charges apply if the Policy is surrendered within the first 11 policy years, or within 11 years of any increase in the amount of insurance specified in your Policy(4)

Minimum Charge	When the Policy is surrendered.	$1 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 9 or younger at the date of issue or increase.

Maximum Charge	When the Policy is surrendered.	$7 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 60 or older at the date of issue or increase.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	$5 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 45 at the date of issue or increase.

Partial Surrender Charge	When you partially surrender your Policy.	Lesser of $25 or 2.0% of the amount surrendered.

Transfer Charge

Current Charge	When you make a transfer.	$0.00(5)

Guaranteed Maximum Charge	When you make a transfer.	$10.00

Loans(6)

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Gross Interest Charge	End of each policy year.	Annual rate of 4.0% (before credit from interest paid on collateral held in special loan account).

Net Interest Charge(7)	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).(8)

(1)       See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.

(2)       The sales charge imposed on premiums (load) is currently reduced to 1.5%.

(3)       The “maximum surrender charge premium” is determined separately for each Policy  and takes into account the individual underwriting characteristics of the insured.  The “maximum surrender charge premium” is stated in each Policy.  Commencing in the eighth policy year and continuing through the eleventh policy year, the deferred sales charge decreases each year, after which there is no longer a charge.

(4)       The “other surrender charge” under the Policies vary depending on the age of the insured.  More information concerning the “other surrender charge” is stated in each Policy.  Commencing in the eighth policy year and continuing through the eleventh policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge; and commencing eight years after any increase in the specified amount of insurance and continuing through the end of eleven years after the increase, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.

(5)       No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option.  We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

(6)       You may borrow up to 95% of your cash surrender value.  The minimum amount you may borrow is $250.  An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan.  See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.

(7)       “Net Interest Charge” means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.

(8)       The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York).  On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.25% thereafter (0.0% thereafter in New York).  The special loan account currently earns interest at 3.0% during the first ten policy years and 4.0% thereafter.  On a current basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.0% thereafter.

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under the Policy
Not Including Operating Expenses of Underlying Investment Funds

Policy Charges	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges(1):

Current Charges	Monthly	Minimum of $0.0093 to maximum of $22.9004, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.3333, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2217 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk.

Mortality and Expense Risk Charge:

Mortality and Expense Risk Face Amount Charge	Monthly

For first 120 months following policy date, the charges range from a minimum of $0.07 per $1,000 of initial specified amount of insurance for female age 5 or under, up to a maximum of $0.29 per $1,000 of initial specified amount of insurance, for male age 85 or older.  A similar charge applies to an increase in the specified amount of insurance, for the first 120 months following the increase.(2)

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.18 per $1,000 of initial specified amount of insurance.

Guaranteed Maximum Charges	Monthly	$0.18 per $1,000 of initial specified amount of insurance.

Mortality and Expense Risk Asset Charge	Monthly	0.60% annually of the first $50,000 of policy value and 0.30% annually of the policy value in excess of that amount.(3)

Administrative Charges:	Monthly	$9.00(4)

(1)       The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure.  Your Policy will state the guaranteed maximum cost of insurance charges.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy.  For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.

(2)       The mortality and expense risk face amount charges are currently reduced.  During the first 60 months following the policy date, the charges range from $0.06 per $1,000 of initial specified amount of insurance for females age 7 and under and up to $0.29 per $1,000 of initial specified amount of insurance for males age 74 and older.  For months 61 through 120 following the policy date, the charges range from $0.03 per $1,000 of initial specified amount of insurance for females age 7 and under and up to $0.15 per $1,000 of initial specified amount of insurance for males age 74 and older.  The charge on an additional specified amount of insurance is similarly reduced.

(3)       This charge is currently reduced, for the first 120 months following the policy date, to 0.45% annually of the first $25,000 of policy value and 0.15% annually of the policy value in excess of that amount.  After the first 120 months following the policy date, the charge is currently reduced to zero.  See What Are the Fees and Charges Under the Policy? —  Monthly Deductions — Mortality and Expense Risk Change in this prospectus for additional information about this charge.

(4)       The charge is currently reduced to $8.00.

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy.  They are in addition to the charges applicable under the base Policy.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

1. Accidental Death Benefit:

Cost of Insurance(1)

Current Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

2. Additional Insured Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0499 to maximum of $3.0371, per $1,000 of additional insured term insurance benefit.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $4.2109, per $1,000 of additional insured term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2283 per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of additional insured term insurance benefit.

Administrative Charges

First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

3. Business Accounting Benefit(2):

Administrative Charges

First eleven years of the Policy	Monthly	$0.03 per $1,000 of original specified amount of insurance.

First eleven years after an increase in the specified amount of insurance	Monthly	$0.03 per $1,000 of increase in specified amount of insurance.

4. Children’s Term Insurance Agreement:

Cost of Insurance Charges(1)

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

5. Disability Waiver of Monthly Deduction:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

6. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:

Disability Waiver of Monthly Deduction

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.

Disability Monthly Premium Deposit

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $1,000 of the stipulated premium in the Policy.

Guaranteed Maximum Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $1,000 of the stipulated premium in the Policy.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.12 per $1,000 of the stipulated premium in the Policy.

Guaranteed Maximum Charges	Monthly	$0.12 per $1,000 of the stipulated premium in the Policy.

7. Guaranteed Continuation of Policy:

Cost of Insurance	Monthly	$0.01 per $1,000 of specified amount of insurance.

8. Guaranteed Option to Extend Maturity Date:

Cost of Insurance Charges(1)

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	Minimum of $2.80 to maximum of $6.30, per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	No charge.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Guaranteed Maximum Charges	Monthly	$0 per $1,000 of net amount at risk.

9. Guaranteed Option to Increase Specified Amount:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Charge for a representative non-tobacco male insured, age 25

Current Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

10. Guaranteed Withdrawal Benefit Agreement:

Current Charges	Monthly	0.60% annually of the policy value allocated to the Separate Account.

Guaranteed Maximum Charges	Monthly	1.00% annually of the policy value allocated to the Separate Account.

11. Return of Premium Term Insurance:

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0244 to maximum of $22.9004, per $1,000 of term insurance.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $83.3333, per $1,000 of term insurance.

Charge for a representative non- tobacco male insured, age 45

Current Charges	Monthly	$0.2217 per $1,000 of term insurance.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of term insurance.

12. Supplemental Term Insurance Agreement (3):

Cost of Insurance Charges(1)

Current Charges	Monthly	Minimum of $0.0070 to maximum of $22.9004, per $1,000 of net amount at risk attributable to the term insurance benefit.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.3333, per $1,000 of net amount at risk attributable to the term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0250 per $1,000 of net amount at risk attributable to the term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk attributable to the term insurance benefit.

Mortality and Expense Risk Face Amount Charge

Current Charges	Monthly	No charge.

Guaranteed Maximum Charge	Monthly

For the first 120 months following policy date, the charges range from a minimum of $0.12 per $1,000 of the term insurance benefit, for female age 5 or under, up to a maximum of $0.34 per $1,000 of the term insurance benefit, for male age 85 or older.  A similar charge applies to an increase in the term insurance benefit, for the first 120 months following the increase.

Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.00 per $1,000 of the term insurance benefit

Guaranteed Maximum Charges	Monthly	$0.23 per $1,000 of the term insurance benefit

13. Supplemental Exchange Agreement:

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	No charge.

14. Overloan Protection Benefit Agreement:

Administrative Charge

Current Charge	When Benefit is Exercised	One time charge of 3.5% of policy value.

Guaranteed Maximum Charge	When Benefit is Exercised	One time charge of 3.5% of policy value.

15. Accelerated Death Benefit:

Administrative Charge

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Current Charge	When Benefit is Exercised

One time charge of 12 months worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

Guaranteed Maximum Charge	When Benefit is Exercised

One time charge of 12 months worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

(1)       The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure.  The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider.  For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.

(2)       This rider is not available to all persons.  See What Are the Supplemental Benefit Riders That I Can Buy? — Business Accounting Benefit in this prospectus for additional information.

(3)       For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the policy value will be allocated as follows:  first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases.  Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the policy value will be allocated to the most recent increase in the specified amount in the Policy.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy.  Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of fund companies, including management fees and other expenses)	0.38%	1.59%

The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market(1)	0.18%	0.28%		0.02	%(3)	0.48%	0.00%		0.46%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.32%	0.28%		0.01	%(3)	0.61%	0.00%		0.61%
High Yield Bond(1)	0.50%	0.36%		0.00%		0.86%	0.00%		0.86%
Flexibly Managed(1)	0.60%	0.25%		0.00%		0.85%	0.00%		0.85	%(6)
Balanced	0.00%	0.26	%(2)	0.45	%(4)	0.71%	0.04	%(5)	0.67%
Large Growth Stock(1)	0.64%	0.34%		0.00%		0.98%	0.00%		0.98%
Large Cap Growth(1)	0.55%	0.41%		0.00%		0.96%	0.00%		0.96%
Large Core Growth	0.56%	0.34	%(2)	0.01	%(3)	0.91%	0.26	%(5)	0.65%
Large Cap Value(1)	0.60%	0.30%		0.00%		0.90%	0.00%		0.90	%(6)
Large Core Value	0.46%	0.33	%(2)	0.01	%(3)	0.80%	0.25	%(5)	0.55%
Index 500(1)	0.07%	0.30%		0.01	%(3)	0.38%	0.00%		0.38%
Mid Cap Growth(1)	0.70%	0.32%		0.01	%(3)	1.03%	0.00%		1.03	%(6)
Mid Cap Value(1)	0.55%	0.31%		0.00%		0.86%	0.00%		0.86	%(6)
Mid Core Value(1)	0.72%	0.36%		0.01	%(3)	1.09%	0.00%		1.09%
SMID Cap Growth	0.75%	0.94	%(2)	0.01	%(3)	1.70%	0.64	%(5)	1.06%
SMID Cap Value	0.95%	0.88	%(2)	0.02	%(3)	1.85%	0.69	%(5)	1.16%
Small Cap Growth(1)	0.75%	0.32%		0.00%		1.07%	0.00%		1.07	%(6)
Small Cap Value(1)	0.85%	0.30%		0.01	%(3)	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.79	%(2)	0.01	%(3)	2.10%	1.54	%(5)	0.56%
Developed International Index	0.30%	4.35	%(2)	0.01	%(3)	4.66%	4.06	%(5)	0.60%
International Equity(1)	0.85%	0.42%		0.01	%(3)	1.28%	0.00%		1.28	%(6)
Emerging Markets Equity	1.18%	0.65	%(2)	0.01	%(3)	1.84%	0.25	%(5)	1.59%
REIT(1)	0.70%	0.32%		0.00%		1.02%	0.00%		1.02%
Aggressive Allocation	0.10%	2.87	%(2)	0.82	%(4)	3.79%	2.64	%(5)	1.15%
Moderately Aggressive Allocation	0.10%	0.60	%(2)	0.78	%(4)	1.48%	0.37	%(5)	1.11%
Moderate Allocation	0.10%	0.49	%(2)	0.73	%(4)	1.32%	0.26	%(5)	1.06%
Moderately Conservative Allocation	0.10%	0.51	%(2)	0.66	%(4)	1.27%	0.28	%(5)	0.99%
Conservative Allocation	0.10%	0.53	%(2)	0.60	%(4)	1.23%	0.30	%(5)	0.93%

(1)           These expenses are for the fiscal year ended December 31, 2008.

(2)           These expenses are based on estimated amounts for the current fiscal year.

(3)           Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)           Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal years.

(5)           The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.58%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)                                  Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Flexibly Managed	0.84%
Large Core Growth	0.60%
Large Cap Value	0.88%
Mid Cap Growth	0.94%
Mid Cap Value	0.85%
Small Cap Growth	1.06%
International Equity	1.25%

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

What Is the Policy?

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first two pages of this prospectus) and to a fixed interest account where the value will accumulate interest.

You will have several options under the Policy. Here are some major ones:

•                  Determine when and how much you pay to us

•                  Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

•                  Borrow money

•                  Change the beneficiary

•                  Change the amount of insurance protection

•                  Change the death benefit option you have selected

•                  Surrender or partially surrender your Policy for all or part of its net cash surrender value

•                  Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan, including any capitalized interest on any such loan (“Net Policy Value”), on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.”  We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code. See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The Policy Specifications page of your Policy will show the “planned premium” for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums - annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•                  by wire or by exchange from another insurance company,

•                  via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•                  if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)                                  is the total premiums you have paid, less any partial surrenders you made; and

(b)                                 is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you increase the specified amount of insurance under your Policy during the first five policy years, we will extend the five year no-lapse provision to five years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The five year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the five year no-lapse feature is not in effect, we will notify you how much premium you will need to pay to keep the Policy in force. You will have a 61 day “grace period” from the date we notify you to make that payment. If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Can I Change Insurance Coverage Under the Policy? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

(a)                                  is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period; and

(b)                                 is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the “specified amount” of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

•                  Option 1 - The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

•                  Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

The “applicable percentages” depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics. Tables showing “applicable percentages” are included in Appendix B.

If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•                  after the change, the specified amount of insurance must be at least $50,000;

•                  no change may be made in the first policy year and no more than one change may be made in any policy year; and

•                  if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•                  you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•                  any increase in the specified amount must be at least $10,000; and

•                  no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

If you increase the specified amount within the first five policy years, the five year no-lapse period will be extended.

You may decrease the specified amount of insurance, subject to the following conditions:

•                  no change may be made in the first policy year;

•                  no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•                  no decrease may be made within one year of an increase in the specified amount; and

•                  any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Exchange of Policies

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See What Are the Supplemental Benefits That I Can Buy? – Supplemental Exchange Agreement in this prospectus.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•                  the net premiums you have paid;

•                  plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•                  plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

•                  minus policy charges we deduct; and

•                  minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? in this prospectus.

How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

•                  the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•                  if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•                  we may defer transfers under certain conditions;

•                  transfers may not be made during the free look period;

•                  transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

•                  the maximum amount that may be transferred out of the fixed interest option is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option; and

•                  the amount that may be transferred excludes any amount held in the policy loan account.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short–term trading by policy owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.               A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.               If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.               Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount of the transfers. You may dollar cost average from the money market variable investment option for up to 60 months. All transfers occur on the 15th of the month. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. To begin the program, the planned premium for the year must be at least $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

Dollar Cost Averaging Account — Twelve-Month Fixed Account

This program allows you to allocate all or a portion of a premium payment to the twelve-month dollar cost averaging fixed account, where it is automatically re-allocated each month to one or more of the variable investment options that you select. Premium payments may be allocated to the account at any time. The amount you allocate to the twelve-month dollar cost averaging fixed account will earn interest for a twelve-month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve-month cycle beginning on the 15th of the month following your allocation of a premium payment to the account. Thereafter, on the 15th of each month during the cycle, an amount is transferred from the account to the variable investment option(s) you selected. The account terminates when the Policy lapses or is surrendered, on the death of the last insured, at the end of the twelve-month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other investment options based upon your instructions.

The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your policy value in either of the dollar cost averaging accounts may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

What Are the Fees and Charges Under the Policy?

Premium Charge

•                  Premium Charge — 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

Monthly Deductions

•                  Insurance Charge – A monthly charge for the cost of insurance protection.  The amount of insurance risk we assume varies from Policy to Policy and from month to month.  The insurance charge therefore also varies.  To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table.  The table in your Policy will show the maximum cost of insurance rates that we can charge.  The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy.  The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics.  We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk.  We currently place people we insure in the following rate classes:  a tobacco, a preferred tobacco, non-tobacco, preferred non-tobacco or preferred plus non-tobacco rate class.  We may also place certain people in a rate class involving a higher mortality risk than the tobacco class (a “substandard class”).  Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates.  In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class.  When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account).  If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

•                  Administrative Charge – A monthly charge to help cover our administrative costs.  This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates).  Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

•                  Mortality and Expense Risk Charge – A monthly charge to cover mortality and expense risks.  The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated.  The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration.  We will notify you in advance if we change our current rates.  We may realize a profit from the charges, and if we do, it will become part of our surplus.

This charge has two parts:

(1)   Mortality and Expense Risk Face Amount Charge.  For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase.  The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance.  The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase.  Current and guaranteed rates for the specified amount component are shown in Appendix C.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account).  If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

(2)   Mortality and Expense Risk Asset Charge.  The current charge during the first 120 months after the policy date is equivalent to an annual effective rate of 0.45% of the first $25,000 of policy value, plus an annual rate of 0.15% of the policy value in excess of $25,000.  In addition, the current mortality and expense risk asset charge is zero beyond the first 120 months after the policy date.  The guaranteed charge for all Policies is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000.  The charges are deducted pro-rata from your variable investment accounts.

•                  Optional Supplemental Benefit Charges — Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year.  We will notify policy owners in advance if we decide to impose the charge.  We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing.  Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

(a) is 25% of the lesser of (i) the sum of all premiums paid, and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b) is an administrative charge based on the initial amount of insurance and the insured’s age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

(c) is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase.  The charge equals (a) multiplied by (b), where:

(a) is an administrative charge based on the increase in the initial amount of insurance and the insured’s attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

(b) is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1st through 7th	1.00
8th	0.80
9th	0.60
10th	0.40
11th	0.20
12th and later	0.00

If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component.  The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies.  The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies.  Our unrecovered sales expenses are paid for from our surplus.  The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered.  The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis.  We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs.  Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs.  In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us.  All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy.  If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement.  This Agreement is not available for all Policies.  The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose either the Guaranteed Withdrawal Benefit Rider or the Guaranteed Continuation of Policy Rider.  The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy.  If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance.  The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement.  If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase.  The cost of insurance rates are based on the age, gender and rate class of the additional insured.  This Agreement can be elected at any time, as long as the insured meets our underwriting requirements, and it is not available if you choose either the Guaranteed Withdrawal Benefit Rider or the Guaranteed Continuation of Policy Rider.  The benefits provided under the Agreement are subject to all of the provisions in the Agreement.

Business Accounting Benefit Agreement

This Agreement provides enhanced early year cash surrender values for Policies sold in certain limited corporate markets and is not for sale in the individual markets.  The higher cash surrender is attained through a waiver of all surrender charges.  To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan.  Under this Agreement, during the first eleven policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first eleven policy years after the increase.  Decreases in coverage do not affect the charge for this Agreement.  The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount.  This charge will be included in the no-lapse premium calculation.  If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  The benefits provided under the Agreement are subject to all provisions of the Agreement.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts specified in the Additional Policy Specifications in the Policy.  If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance.  On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge.  The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender.  The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time.  The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured.  The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy.  The rates are based on the attained age, gender and rate class of the insured.  The rates will not exceed those set forth in the Additional Policy Specifications in the Policy.  Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured.  The stipulated premium is stated in the Policy.  The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy.  The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium.  The cost of insurance rates is based on the issue age, gender and rate class of the insured.  The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  This benefit is subject to the provisions in the Agreement.

Guaranteed Continuation of Policy Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the “total guaranteed continuation of policy premium.”  The “total guaranteed continuation of policy premium” is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen and is stated in the Policy.  If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the “total guaranteed continuation of policy premium” is the stipulated premium defined in that Agreement.  While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted.  The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available with any of the following riders: Accidental Death Benefit; Additional Insured Term Insurance; Guaranteed Withdrawal Benefit; or Return of Premium Term Insurance.  This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Extend Maturity Date Agreement

This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability.  During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse.  Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement).  The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured.  The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy.  This Agreement can be elected at any time prior to age 90.  The option to extend the maturity date is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability.  The option may be exercised as of any of the regular option dates or as of any alternative option date.  The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40.  In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age.  The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured.  The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Guaranteed Withdrawal Benefit Rider.  This option is subject to the provisions in the Agreement.

Guaranteed Withdrawal Benefit Agreement

This Agreement provides the owner with the ability to receive guaranteed withdrawal amounts from the Benefit Base, upon satisfaction of a Waiting Period.  You may add the Agreement to your base Policy only at the time you purchase your Policy.  Penn Mutual reserves the right to make the availability of this Agreement contingent upon the investment of the entire policy value according to an asset allocation program established by Penn Mutual for the entire period the Agreement is in effect.  At the present time, no asset allocation program will be required for this Agreement.  If we require an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this Agreement.  The benefits are subject to the provisions in the Agreement.

The Waiting Period ends on the earlier of:

(a)          the fifteenth policy anniversary; and

(b)         the policy anniversary nearest the Insured’s attainment of age 70.

Guaranteed Withdrawal Period – The Guaranteed Withdrawal Period will begin on the date of the first withdrawal after the end of the Waiting Period.  The Guaranteed Withdrawal Period must begin by the policy anniversary nearest the Insured’s attainment of age 70 and will end at the Insured’s attainment of age 85.  At the time the Guaranteed Withdrawal Period commences, if the Death Benefit Option 2 was in effect, the death benefit option will automatically be changed to Option 1.

Benefit Base – The Benefit Base establishes the total guaranteed withdrawal amount as well as the Guaranteed Annual Withdrawal Amount as defined below.  The Benefit Base is the greater of (a) or (b) below, where:

(a)          is the Net Policy Value on the last policy anniversary date which is 5 years prior to the date at which the Guaranteed Withdrawal Period begins, less cumulative withdrawals made during the period between (1) and (2), where:

(1)          is the day after the last policy anniversary which is 5 years prior to the date at which the Guaranteed Withdrawal Period begins; and

(2)          is the date at which the Guaranteed Withdrawal Period begins.

(b)         is the value of the Guaranteed Withdrawal Account, as defined below, as of the first day of the Guaranteed Withdrawal Period.

Once the Guaranteed Withdrawal Period commences the Benefit Base will not be increased by any additional premiums paid, but the Benefit Base will be increased by any policy loan repayments.

Guaranteed Withdrawal Account – The Guaranteed Withdrawal Account is defined as (a) minus (b) minus (c) minus (d), where:

(a)          are Premiums Credited to the Guaranteed Withdrawal Account, accumulated at the Guaranteed Withdrawal Account Rate, which is currently 0.50% compounded monthly (an effective annual rate of 6%);

(b)         are partial surrenders taken during the Waiting Period accumulated at the Guaranteed Withdrawal Account Rate, compounded monthly;

(c)          is the Guaranteed Withdrawal Benefit No-Lapse Premium, accumulated at the Guaranteed Withdrawal Account Rate compounded monthly; and

(d)         the outstanding amount of policy indebtedness.

The accumulations of values using the Guaranteed Withdrawal Account Rate that are listed above accumulate until the first day of the Guaranteed Withdrawal Period.

Premiums Credited to the Guaranteed Withdrawal Account equal the lesser of (1) and (2), minus (3), where:

(1)          are the cumulative premiums paid into the Policy;

(2)          is the Maximum Monthly Guaranteed Withdrawal Account Premium, which is equal to 1/12 of the Policy’s guideline annual premium, multiplied by the number of months since the Policy Date; and

(3)          is the cumulative premiums previously credited to the Guaranteed Withdrawal Account.

A change in the Specified Amount, the addition or deletion of a supplemental agreement to this Policy, a change in the underwriting class of the Insured, or a change in the death benefit option may result in a change to subsequent Maximum Monthly Guaranteed Withdrawal Account Premiums.

Guaranteed Annual Withdrawal Amount – The Guaranteed Withdrawal Benefit guarantees that you can take withdrawals each policy year up to the Guaranteed Annual Withdrawal Amount.  The initial Guaranteed Annual Withdrawal Amount is equal to the Guaranteed Annual Withdrawal Percentage, which is currently 10%, multiplied by the initial Benefit Base.

Total withdrawals in a policy year that do not exceed the Guaranteed Annual Withdrawal Amount will reduce the Benefit Base by the amount of the withdrawals.

Effect of Withdrawals on Guaranteed Annual Withdrawal Amount – Cumulative withdrawals in a policy year that do not exceed the Guaranteed Annual Withdrawal Amount will not change the Guaranteed Annual Withdrawal Amount in subsequent policy years.  Any withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount for that policy year (an “Excess Withdrawal”) will reduce the Guaranteed Annual Withdrawal Amount in subsequent years in a proportional manner.  The reduction is determined by multiplying the Guaranteed Annual Withdrawal Amount by the ratio of (a) to (b) where

(a)          is the amount of the Excess Withdrawal; and

(b)         is the Net Policy Value immediately prior to the Excess Withdrawal.

The resulting Guaranteed Annual Withdrawal Amount for subsequent years cannot exceed the remaining Benefit Base after the effect of withdrawals as described below.

Effect of Withdrawals on Benefit Base – The Benefit Base is reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a policy year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero.  Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a policy year, any Excess Withdrawals reduce the Benefit Base until it is reduced to zero in a proportional manner.  The reduction is determined by multiplying the Benefit Base by the ratio of (a) to (b) where:

(a)          is the amount of the Excess Withdrawal; and

(b)         is the Net Policy Value immediately prior to the Excess Withdrawal.

Guaranteed Withdrawal Benefit No-Lapse Guarantee — Penn Mutual agrees that the Policy to which this Agreement is attached will remain in force up to the Guaranteed Withdrawal Benefit No-Lapse Date which is the policy anniversary nearest the insured’s attained age 70, if the following conditions are satisfied:

(a)          The Insured is alive;

(b)         The Agreement is in force;

(c)          The Policy has not been surrendered; and

(d)         The Guaranteed Withdrawal Benefit No-Lapse Premium Requirement is satisfied.

Remaining Guaranteed Withdrawal Benefit Payments If Policy Lapses Without Value — If the Net Cash Surrender Value is reduced to zero and any Guaranteed Withdrawal Benefits are due after the end of the Waiting Period, such Remaining Guaranteed Withdrawal Benefit Payments will be made as described below.  In this situation the only provisions of the Policy and this Agreement that remain in effect are those that are associated with the Remaining Guaranteed Withdrawal Benefit Payments.

In the policy year in which the Net Cash Surrender Value is reduced to zero, the Remaining Guaranteed Withdrawal Benefit Payment made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn.  In subsequent policy years, the Remaining Guaranteed Withdrawal Benefit Payment is the Guaranteed Annual Withdrawal Amount in effect as of the date that the Net Cash Surrender Value is reduced to zero or any remaining Benefit Base, if less.

Remaining Guaranteed Withdrawal Benefit Payments are made once each policy year.

If the total Remaining Guaranteed Withdrawal Benefit Payments due each policy year are less than $100, the Remaining Guaranteed Withdrawal Benefit Payments will be commuted and a lump sum will be paid equal to the remaining Benefit Base.

If the Net Cash Surrender Value is reduced to zero during the Waiting Period, no guaranteed withdrawal benefits are paid under this Agreement.

If the Overloan Protection Benefit Agreement is also attached to this Policy, the Remaining Guaranteed Withdrawal Benefit Payments as provided by this Agreement will continue to be made.

Guaranteed Withdrawal Benefit No-Lapse Premium – The Guaranteed Withdrawal Benefit No-Lapse Premium is based on the Insured’s gender, issue age, underwriting class, the death benefit option, and other supplemental benefits attached to this Policy.

Guaranteed Withdrawal Benefit No-Lapse Premium Requirement – The Guaranteed Withdrawal Benefit No-Lapse Premium Requirement on a Monthly Anniversary prior to the Guaranteed Withdrawal Benefit No-Lapse Date is satisfied if the sum of all premiums reduced by any partial surrenders, policy loans, and unpaid loan interest as of that Monthly Anniversary is greater than or equal to the cumulative Guaranteed Withdrawal Benefit No-Lapse Premiums as of that Monthly Anniversary.

A change in the Specified Amount, the addition or deletion of a supplemental agreement to this Policy, a change in the underwriting class of the Insured, or a change in the death benefit option prior to the Guaranteed Withdrawal Benefit No-Lapse Date may result in a change to subsequent Guaranteed Withdrawal Benefit No-Lapse Premiums.  These changes will not affect the Guaranteed Withdrawal Benefit No-Lapse Date.

If on a Monthly Anniversary the Guaranteed Withdrawal Benefit No-Lapse Premium Requirement is not satisfied, a grace period of 61 days will be allowed for the payment of a premium sufficient to maintain the Guaranteed Withdrawal Benefit No-Lapse Premium Requirement.  If the amount required to keep the Guaranteed Withdrawal Benefit No-Lapse Guarantee in-force is not paid by the end of the grace period, the Guaranteed Withdrawal Benefit No-Lapse Guarantee will terminate and cannot be reinstated.  The Guaranteed Withdrawal Benefit may continue even though the Guaranteed Withdrawal Benefit No-Lapse Guarantee is no longer in effect.

Monthly Deduction – While this Agreement is in force, the Monthly Deduction under the Policy will include the Monthly Deduction for this Agreement.  The Monthly Deduction for this Agreement is equal to the Guaranteed Withdrawal Benefit Charge multiplied by the policy value that is allocated to the subaccounts within the Separate Account.  The Guaranteed Withdrawal Benefit Charge is currently equivalent to an annual effective rate of 0.60% of policy value, and the maximum charge is equivalent to an annual effective rate of 1.00% of policy value.

Termination of Agreement - This Agreement will terminate upon:

a)              the policy anniversary nearest the Insured’s attainment of age 85;

b)             surrender of this Policy;

c)              lapse of this Policy and no guaranteed withdrawal benefits are due;

d)             the date of death of the Insured;

e)              withdrawals have been taken after the end of the Waiting Period and the Benefit Base is reduced to zero;

f)                the policy anniversary nearest the Insured’s attainment of age 70 when no withdrawals were taken after the end of the Waiting Period;

g)             an elective increase in face amount after the Guaranteed Withdrawal Period had commenced;

h)             payment of any accelerated death benefit amount; or

i)                 the Monthly Anniversary which coincides with or next follows (i) the receipt at Penn Mutual’s home office of a written request by the owner to terminate this Agreement, and (ii) the return of this Policy for the appropriate endorsement after the end of the Waiting Period.

Electing this Agreement Limits the Availability of Other Supplemental Benefit Riders — If you choose this Guaranteed Withdrawal Benefit Agreement, you will not be able to elect the following riders:

•                  Accidental Death Benefit;

•                  Guaranteed Option to Increase Specified Amount;

•                  Guaranteed Continuation of Policy;

•                  Return of Premium Term Insurance; or

•                  Additional Insured Term Insurance.

Return of Premium Term Insurance Agreement

This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose either the Guaranteed Withdrawal Benefit Rider or the Guaranteed Continuation of Policy Rider. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

Supplemental Term Insurance Agreement

This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

Option 1 – The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Option 2 – The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured’s death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Additional information on the death benefit options may be found under How Much Life Insurance Does the Policy Provide? in this prospectus.

The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $5,000.

The monthly deductions under the Policy may include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Agreement is automatically added to corporate-owned Policies.

Overloan Protection Benefit Agreement

This Agreement allows the policyholder to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%. The Agreement is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid. If the conditions of the Agreement are satisfied, the Policy will automatically become a reduced paid-up life insurance policy. The death benefit will equal 105% of the policy value at the time of exercise. The Agreement is subject to a one-time charge of 3.5% of the policy value, which is imposed when the benefit is exercised.

Certain changes are made to the Policy as a result of the benefit being exercised, including

•                  the transfer of all values in the subaccounts of the Separate Account to the fixed income account, which will then be credited with interest;

•                  all supplemental agreements attached to the Policy will be terminated, except for the Option to Extend the Maturity Date agreement;

•                  no additional premium payments, partial surrenders, policy loans or policy loan repayments will be allowed; and

•                  no further changes may be made to the Policy.

This Agreement can be elected at any time. The benefit provided under the Agreement is subject to the provisions of the Agreement.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

•                  The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. In New Jersey and South Carolina, the maximum limit is $100,000 per policy. In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

•                  The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.

•                  Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

The Accelerated Death Benefit is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.

Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•                  the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•                  no more than four partial surrenders may be made in a policy year;

•                  each partial surrender must be at least $250;

•                  a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•                  during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specific amount of insurance — by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

Changing a Payment Option

You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact of Choosing a Payment Option

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the

Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income. The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners  of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests — a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•                  Cash Value Accumulation Test — Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

•                  Guideline Premium/Cash Value Corridor Test — The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59½, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Tax Consequences of the Guaranteed Option to Extend Maturity Date

The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Tax Consequences of the Guaranteed Withdrawal Benefit Agreement

The determination of whether your Policy will be treated as a life insurance contract for federal income tax purposes under either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test depends upon your Policy’s cash value (or alternatively, cash surrender value). Similarly, the determination of the extent to which a distribution from a Policy that is treated as a modified endowment contract is taxable will depend upon the determination of the Policy’s cash value.

There are no definitions for the terms “cash value” or “cash surrender value” in the Code and the other available authorities do not provide certainty in this area. If you add the Guaranteed Withdrawal Benefit Agreement to your base Policy, we intend to calculate the cash value (or cash surrender value) of your Policy without reflecting any additional amounts as a result of adding this rider to your base Policy. There is no published guidance from the IRS on this position. If future applicable authorities clarify that a position other than the one we have taken is applicable, then some policy owners who have added Guaranteed Withdrawal Benefit Agreements to their Policies may experience an increase in the taxable portion of certain distributions from such Policies. In addition, in the event of such a clarification, we will follow our normal procedures for keeping policies in compliance with Section 7702 (including increasing the face amount of the insurance under your base Policy to ensure that your base Policy continues to qualify as insurance under the Code). In addition, if there are remaining guaranteed withdrawal payments at the time when the Policy lapses, we will treat distributions of the remaining Benefit Base as taxable income. You are encouraged to consult your own tax advisor prior to adding a Guaranteed Withdrawal Benefit Agreement to your Policy.

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

•                  policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•                  change of death benefit option;

•                  changes in specified amount of insurance;

•                  change of beneficiary;

•                  election of payment option for policy proceeds; and

•                  tax withholding elections.

You should mail or express these requests to our office. You should also send notice of the insured person’s death and related documentation to our office. Communications are not treated as “received” until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently ends at 5:00 p.m.

Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy.  We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act.  In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.  Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions.  The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid.  In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period.  At the end of the period, the money will be transferred to the investment options you have chosen.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company.  We were chartered in 1847 and have been continuously engaged in the life insurance business since that date.  We issue and sell life insurance and annuities in all 50 states and the District of Columbia.  Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia.  Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I (the “Separate Account”) as a separate investment account under Pennsylvania law on January 27, 1987.  The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds.  They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual.  Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual.  If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  We are obligated to pay all benefits provided under the Policies.

If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund.  No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds.  However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners.  Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material.  The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund.  Fractional votes will be counted.  The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders.  Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement.  In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations.  If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report.  Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account.  Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies.  HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Policies through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two.  Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years.  In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of net policy value during the second through tenth policy years, and a 0.25% of net policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm.  Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

Appendix A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated.  This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age Of Insured	Sex of Insured	Base Death Benefit	Minimum Initial Premium
25	M	$50,000	$359
30	F	$75,000	$496
35	M	$75,000	$584
40	F	$100,000	$859
45	M	$100,000	$1,124
50	F	$100,000	$1,185
55	M	$100,000	$1,658
60	F	$75,000	$1,362
65	M	$75,000	$2,156
70	F	$50,000	$1,641

A-1

Appendix B

Applicable Percentages Under the Guideline Premium/Cash Value Corridor Test

Attained Age	%
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94-99	101%

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Non-Tobacco

Attained Age	%
0-19	N/A
20	699.48%
21	679.26%
22	659.36%
23	639.73%
24	620.39%
25	601.33%
26	582.53%
27	564.06%
28	545.97%
29	528.29%
30	511.04%
31	494.24%
32	477.93%
33	462.11%
34	446.78%
35	431.94%
36	417.61%
37	403.76%
38	390.40%
39	377.52%
40	365.11%
41	353.15%
42	341.65%
43	330.57%
44	319.91%
45	309.63%
46	299.75%
47	290.24%
48	281.10%
49	272.29%
50	263.82%
51	255.67%
52	247.84%
53	240.32%
54	233.12%
55	226.22%
56	219.61%
57	213.30%
58	207.25%
59	201.45%
60	195.91%
61	190.60%
62	185.53%
63	180.70%
64	176.09%
65	171.71%
66	167.55%
67	163.60%
68	159.83%
69	156.24%
70	152.83%
71	149.57%
72	146.49%
73	143.58%
74	140.85%
75	138.30%
76	135.91%
77	133.67%
78	131.57%
79	129.58%
80	127.70%
81	125.91%
82	124.22%
83	122.64%
84	121.17%
85	119.81%
86	118.55%
87	117.38%
88	116.28%
89	115.23%
90	114.21%
91	113.20%
92	112.17%
93	111.08%
94	109.92%
95	108.65%
96	107.27%
97	105.80%
98	104.25%
99	102.60%
100	100.00%

Female Non-Tobacco

Attained Age	%
0-19	N/A
20	796.54%
21	771.20%
22	746.54%
23	722.57%
24	699.24%
25	676.63%
26	654.62%
27	633.28%
28	612.56%
29	592.47%
30	572.99%
31	554.12%
32	535.83%
33	518.10%
34	500.93%
35	484.36%
36	468.31%
37	452.83%
38	437.93%
39	423.58%
40	409.78%
41	396.51%
42	383.77%
43	371.51%
44	359.71%
45	348.34%
46	337.38%
47	326.82%
48	316.63%
49	306.81%
50	297.34%
51	288.22%
52	279.43%
53	270.97%
54	262.85%
55	255.03%
56	247.50%
57	240.24%
58	233.24%
59	226.46%
60	219.89%
61	213.54%
62	207.41%
63	201.52%
64	195.89%
65	190.51%
66	185.37%
67	180.47%
68	175.76%
69	171.23%
70	166.87%
71	162.66%
72	158.63%
73	154.80%
74	151.16%
75	147.74%
76	144.52%
77	141.49%
78	138.64%
79	135.95%
80	133.39%
81	130.98%
82	128.71%
83	126.58%
84	124.60%
85	122.77%
86	121.08%
87	119.50%
88	118.03%
89	116.64%
90	115.32%
91	114.03%
92	112.76%
93	111.49%
94	110.17%
95	108.79%
96	107.34%
97	105.82%
98	104.26%
99	102.60%
100	100.00%

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Tobacco

Attained Age	%
0-19	N/A
20	567.36%
21	551.35%
22	535.65%
23	520.14%
24	504.81%
25	489.67%
26	474.70%
27	459.94%
28	445.46%
29	431.30%
30	417.48%
31	404.05%
32	391.02%
33	378.39%
34	366.17%
35	354.36%
36	342.96%
37	331.98%
38	321.41%
39	311.26%
40	301.52%
41	292.18%
42	283.23%
43	274.66%
44	266.46%
45	258.59%
46	251.07%
47	243.85%
48	236.93%
49	230.29%
50	223.92%
51	217.79%
52	211.94%
53	206.34%
54	201.00%
55	195.91%
56	191.05%
57	186.43%
58	182.01%
59	177.78%
60	173.72%
61	169.84%
62	166.14%
63	162.61%
64	159.26%
65	156.08%
66	153.08%
67	150.23%
68	147.52%
69	144.93%
70	142.45%
71	140.09%
72	137.84%
73	135.71%
74	133.71%
75	131.84%
76	130.10%
77	128.48%
78	126.96%
79	125.52%
80	124.15%
81	122.84%
82	121.59%
83	120.42%
84	119.32%
85	118.30%
86	117.35%
87	116.44%
88	115.56%
89	114.71%
90	113.85%
91	112.97%
92	112.04%
93	111.02%
94	109.89%
95	108.65%
96	107.27%
97	105.80%
98	104.25%
99	102.60%
100	100.00%

Female Tobacco

Attained Age	%
0-19	N/A
20	700.22%
21	677.90%
22	656.20%
23	635.13%
24	614.65%
25	594.81%
26	575.52%
27	556.84%
28	538.74%
29	521.19%
30	504.21%
31	487.80%
32	471.91%
33	456.54%
34	441.67%
35	427.33%
36	413.45%
37	400.10%
38	387.29%
39	375.01%
40	363.24%
41	351.98%
42	341.22%
43	330.93%
44	321.06%
45	311.58%
46	302.46%
47	293.69%
48	285.25%
49	277.11%
50	269.27%
51	261.73%
52	254.46%
53	247.46%
54	240.74%
55	234.28%
56	228.06%
57	222.06%
58	216.25%
59	210.60%
60	205.10%
61	199.75%
62	194.58%
63	189.59%
64	184.82%
65	180.27%
66	175.93%
67	171.78%
68	167.79%
69	163.93%
70	160.19%
71	156.56%
72	153.07%
73	149.74%
74	146.59%
75	143.63%
76	140.85%
77	138.24%
78	135.78%
79	133.44%
80	131.22%
81	129.11%
82	127.12%
83	125.23%
84	123.48%
85	121.86%
86	120.34%
87	118.94%
88	117.61%
89	116.35%
90	125.11%
91	113.90%
92	112.70%
93	111.46%
94	110.17%
95	108.79%
96	107.34%
97	105.82%
98	104.26%
99	102.60%
100	100.00%

Appendix C

Mortality and Expense Risk Face Amount Charge
Current Rates per $1,000 of Initial Face Amount*

	Non-Tobacco (Policy Years 1-5)			Non-Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.07	0.06	0.07	0.04	0.03	0.04
10	0.07	0.06	0.07	0.04	0.03	0.04
15	0.08	0.07	0.08	0.04	0.04	0.04
20	0.07	0.07	0.07	0.04	0.04	0.04
25	0.09	0.09	0.09	0.05	0.05	0.05
30	0.10	0.09	0.10	0.05	0.05	0.05
35	0.12	0.11	0.12	0.06	0.06	0.06
40	0.15	0.13	0.14	0.08	0.07	0.07
45	0.18	0.14	0.17	0.09	0.07	0.09
50	0.18	0.16	0.18	0.09	0.08	0.09
55	0.18	0.17	0.18	0.09	0.09	0.09
60	0.21	0.17	0.20	0.11	0.09	0.10
65	0.24	0.17	0.23	0.12	0.09	0.12
70	0.26	0.21	0.25	0.13	0.11	0.13
75	0.27	0.24	0.26	0.14	0.12	0.13
80	0.27	0.24	0.26	0.14	0.12	0.13
85	0.27	0.24	0.26	0.14	0.12	0.13

Mortality and Expense Risk Face Amount Charge
Current Rates per $1,000 of Initial Face Amount*

	Tobacco (Policy Years 1-5)			Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.07	0.06	0.07	0.04	0.03	0.04
10	0.07	0.06	0.07	0.04	0.03	0.04
15	0.08	0.07	0.08	0.04	0.04	0.04
20	0.09	0.08	0.09	0.05	0.04	0.05
25	0.11	0.10	0.11	0.06	0.05	0.06
30	0.13	0.10	0.12	0.07	0.05	0.06
35	0.14	0.12	0.14	0.07	0.06	0.07
40	0.17	0.14	0.16	0.09	0.07	0.08
45	0.20	0.15	0.19	0.10	0.08	0.10
50	0.20	0.17	0.19	0.10	0.09	0.10
55	0.20	0.18	0.20	0.10	0.09	0.10
60	0.23	0.19	0.22	0.12	0.10	0.11
65	0.26	0.20	0.25	0.13	0.10	0.13
70	0.28	0.23	0.27	0.14	0.12	0.14
75	0.29	0.26	0.28	0.15	0.13	0.14
80	0.29	0.26	0.28	0.15	0.13	0.14
85	0.29	0.26	0.28	0.15	0.13	0.14

* Representative figures shown. For issue ages not listed, please ask your registered representative.

C-1

Mortality and Expense Risk Face Amount Charge
Guaranteed Rates per $1,000 of Initial Face Amount
All Policies*

	Non-Tobacco			Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.08	0.07	0.08	0.08	0.07	0.08
10	0.08	0.07	0.08	0.08	0.07	0.08
15	0.10	0.08	0.09	0.10	0.08	0.09
20	0.08	0.07	0.08	0.10	0.08	0.10
25	0.10	0.09	0.09	0.12	0.10	0.11
30	0.10	0.09	0.10	0.13	0.10	0.13
35	0.13	0.11	0.12	0.16	0.13	0.15
40	0.15	0.13	0.14	0.19	0.15	0.18
45	0.18	0.15	0.17	0.23	0.17	0.22
50	0.22	0.18	0.21	0.28	0.21	0.27
55	0.28	0.23	0.27	0.29	0.26	0.29
60	0.29	0.28	0.29	0.29	0.29	0.29
65	0.29	0.29	0.29	0.29	0.29	0.29
70	0.29	0.29	0.29	0.29	0.29	0.29
75	0.29	0.29	0.29	0.29	0.29	0.29
80	0.29	0.29	0.29	0.29	0.29	0.29
85	0.29	0.29	0.29	0.29	0.29	0.29

*Representative figures shown.  For issue ages not listed, please ask your registered representative.

C-2

Appendix D

Mortality and Expense Risk Face Amount Charge
Guaranteed Rates per $1,000 of Term Insurance Benefit
Supplemental Term Insurance Rider*

	Non-Tobacco			Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.13	0.12	0.13	0.13	0.12	0.13
10	0.13	0.12	0.13	0.13	0.12	0.13
15	0.15	0.13	0.14	0.15	0.13	0.14
20	0.13	0.12	0.13	0.15	0.13	0.15
25	0.15	0.14	0.14	0.17	0.15	0.16
30	0.15	0.14	0.15	0.18	0.15	0.18
35	0.18	0.16	0.17	0.21	0.18	0.20
40	0.20	0.18	0.19	0.24	0.20	0.23
45	0.23	0.20	0.22	0.28	0.22	0.27
50	0.27	0.23	0.26	0.33	0.26	0.32
55	0.33	0.28	0.32	0.34	0.31	0.34
60	0.34	0.33	0.34	0.34	0.34	0.34
65	0.34	0.34	0.34	0.34	0.34	0.34
70	0.34	0.34	0.34	0.34	0.34	0.34
75	0.34	0.34	0.34	0.34	0.34	0.34
80	0.34	0.34	0.34	0.34	0.34	0.34
85	0.34	0.34	0.34	0.34	0.34	0.34

*Representative figures shown.  For issue ages not listed, please ask your registered representative.

D-1

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2009 which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PROSPECTUS

FOR

DIVERSIFIED GROWTH VUL

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA  19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below.  The Policy also provides options in a Fixed Account in which amounts may be held to accumulate interest.  The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Oppenheimer Capital LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Van Kampen Asset Management
REIT Fund	Heitman Real Estate Securities LLC
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
May 1, 2009

Guide to Reading this Prospectus

This prospectus contains information that you should know before you buy the flexible premium adjustable variable life insurance policy (the “Policy”) described in this prospectus or exercise any of your rights under the Policy.  The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy.  Your rights and obligations under the Policy are determined by the language of the Policy itself.  When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•                  Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•                  Pages 5 to 13 provide tables showing fees and charges under the Policy.

•                  Pages 14 to 15 provide tables showing fees and expenses of the funds underlying the Policy.

•                  Pages 16 to 43 provide additional information about the Policy, in question and answer format.

•                  Pages 44 to 46 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds to which Policy reserves may be allocated.

•                  Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

•                  Appendix E, which is at the end of the prospectus and is referred to in the prospectus, describes the Fixed Account Options which are available under the Policy.

**********

The prospectus of the Penn Series Funds that accompanies this prospectus contains important information that you should know about the investments that may be made under the Policy.  You should read the prospectus carefully before you invest.

2

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy.  Please read the entire prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the investment options you choose.  The death benefit may also increase or decrease based on investment performance.  In addition, the Policy allows you to allocate a part of your policy value to a variety of fixed interest options where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies.  We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.”  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.  Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states).  This is referred to as the “free look” period.  To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

No-Lapse Feature — If the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force, your Policy will remain in force, regardless of investment performance for a specified period. The specified period is the shorter of 20 years, or the time until the policy anniversary nearest the Insured’s attained age 80. The specified period will in any case be no less than 5 years.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Account Options — In addition to the investment options described above, the Policy allows you to allocate your policy value to a variety of Fixed Account Options which are described in Appendix E.

Transfers — Within limitations, you may transfer investment amounts from one investment option to another and to and from the Fixed Account Options.  In addition, the Policy offers three automated transfer programs — two dollar cost averaging programs and one asset rebalancing program.

Loans — You may take a loan on your Policy.  You may borrow up to 95% of your cash surrender value.  The minimum amount you may borrow is $250.  There will be two loan options: a Traditional Loan and an Indexed Loan.  Both options cannot be in-force at the same time.  For Traditional Loans, funds will be transferred from the investment options or the Fixed Account Options into a loan account.  Interest on Traditional Loans will be charged at a rate of 4.0% and is payable at the end of each policy year.  Indexed Loans are described in Appendix E. You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time.  If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then

3

applies.  This is called your “net cash surrender value.”  You may make partial withdrawals (subject to limitations) from your net cash surrender value.

Taxes — Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes.  Investment gains from your Policy are not taxed as long as the gains remain in the Policy.  If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

Riders  — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy.  If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning.  The Policy is not suitable as a short-term savings vehicle.  You will pay a surrender charge should you surrender your Policy within the first 9 policy years or within 9 years of an increase in the specified amount of insurance.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds.  There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the amount of your net cash surrender value.  A comprehensive discussion of the investment risks of each of the funds may be found in the prospectus for each of the funds.  Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force.  We will notify you how much premium you will need to pay to keep the Policy in force.  Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 9 policy years or within 9 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender.  Also, a partial surrender of your Policy for cash will be subject to an administrative charge.  In addition, any increase to your specified amount will have a 9-year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change.  Changes in the law could adversely affect the current tax advantages of purchasing the Policy.  The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service.  We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy.  You may wish to consult counsel or other competent tax advisers for more complete information.

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FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.(1)  The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge (load)	When a premium is paid.	4.0% of premium payments.(2)

Premium and Federal (DAC) Taxes	When a premium is paid.	3.5% of premium payments.

Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 9 policy years	When the Policy is surrendered.	90% of the lesser of (i) premiums paid, (ii) the “maximum surrender charge premium”, and (iii) $45.00 per $1,000 of specified amount.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	90% of the lesser of (i) premiums paid, (ii) $16.10 per $1,000 of specified amount(3), and (iii) $45.00 per $1,000 of specified amount.

Partial Surrender Charge	When you partially surrender your Policy.	Partial surrenders: Lesser of $25 or 2.0% of the amount surrendered.

Transfer Charge

Maximum Charge	When you make a transfer.	$10.00

Current Charge	When you make a transfer.	$0.00(4)

Traditional Loans(5)

Gross Interest Charge	End of each policy year.	Annual rate of 4.0% (before credit from interest paid on collateral held in special loan account).

Net Interest Charge(6)	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).(7)

Indexed Loans(8) Gross Interest Charge	End of each policy year.	Annual rate of 6.0%

(1)               See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.

(2)               The sales charge imposed on premiums (load) is currently reduced to 1.5%.

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(3)               The “maximum surrender charge premium” is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured.  The “maximum surrender charge premium” is stated in each Policy.  Commencing in the second policy year and continuing through the ninth policy year, the deferred sales charge decreases each year, after which there is no longer a charge.  The surrender charge shown may not be representative of the charge you would pay.

(4)               No transaction fee is currently imposed for making a transfer among Funds and/or the Fixed Account Options.  We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

(5)               You may borrow up to 95% of your cash surrender value.  The minimum amount you may borrow is $250.  An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the Fixed Account Options on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan.  See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.

(6)               “Net Interest Charge” for a Traditional Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.

(7)               The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York).  On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.25% thereafter (0.0% thereafter in New York).  The special loan account currently earns interest at 3.0% during the first ten policy years and 4.0% thereafter.  On a current basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.0% thereafter

(8)               You may borrow up to 95% of your cash surrender value allocated to the Indexed Fixed Account.  The minimum amount you may borrow is $250.  The amount borrowed under the Indexed Loan option remains in the Indexed Fixed Account and is credited interest in the same manner as the un-loaned portion of the Indexed Fixed Account segment.  See What Is a Policy Loan? in this prospectus and Appendix E  for additional information about Policy Loans.

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned.  The charges do not include fees and expenses incurred by the Funds that serve as investment options under the Policy.

Periodic Charges Under the Policy

Not Including Operating Expenses of Underlying Investment Funds

Policy Charges	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges(1):

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.02 per $1,000 of net amount at risk.

Current Charges	Monthly	Maximum of $83.33 to minimum of $0.01 per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.22 per $1,000 of net amount at risk.

Current Charge	Monthly	$0.10 per $1,000 of net amount at risk.

Mortality and Expense Risk Charge:

Mortality and Expense Risk Face Amount Charge	Monthly	For first 120 months following the policy date or an increase in a policy’s specified amount, the charges range from a

6

Periodic Charges Under the Policy

Not Including Operating Expenses of Underlying Investment Funds

Policy Charges	When Charge is Deducted	Amount Deducted

maximum of $0.95 per $1,000 of specified amount of insurance, to a minimum of $0.12 per $1,000 of specified amount of insurance.(2)

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.26 per $1,000 of initial specified amount of insurance.

Current Charge	Monthly

For the first 60 months following the policy date or an increase in the specified amount, $0.26 per $1,000 of initial specified amount of insurance. For months 61 through 120 following the policy date or an increase in the specified amount, $0.13 per $1,000 of initial specified amount of insurance.

Mortality and Expense Risk Asset Charge	Monthly	0.60% annually of the first $50,000 of policy value and 0.30% annually of the policy value in excess of that amount.(3)

Administrative Charges:	Monthly	$9.00(4)

(1)       The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure.  Your Policy will state the guaranteed maximum cost of insurance charges.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy.  For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.

(2)       The mortality and expense risk face amount charges are currently reduced.  During the first 60 months following the policy date, the charges range from $0.11 per $1,000 of initial specified amount of insurance to $0.93 per $1,000 of initial specified amount of insurance.  For months 61 through 120 following the policy date, the charges range from $0.06  per $1,000 of initial specified amount of insurance up to $0.47 per $1,000 of initial specified amount of insurance.  In New York, the mortality and expense risk face amount charges during months 61 through 120 are currently zero. The charge on an additional specified amount of insurance is similarly reduced.

(3)       This charge is currently reduced, for the first 120 months following the policy date, to 0.35% annually of the first $25,000 of policy value and 0.05% annually of the policy value in excess of that amount.  After the first 120 months following the policy date, the charge is currently reduced to zero.  See What Are the Fees and Charges

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Under the Policy? —  Monthly Deductions — Mortality and Expense Risk Change in this prospectus for additional information about this charge.

(4)       The charge is currently reduced to $8.00.

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy.  They are in addition to the charges applicable under the base Policy.  The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

The mortality and expense risk face amount charges vary depending on the individual circumstances of the insured.  All charges shown in these tables which are based on the individual circumstances of an insured may not be representative of the charge you would pay.  Information concerning your charge is available upon request from our administrative offices.

Periodic Charges Under Optional Supplemental Benefit Riders

Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

1. Accidental Death Benefit:

Cost of Insurance(1)

Current and Maximum Charges	Monthly	Maximum of $0.11 to minimum of $0.05, per $1,000 of accidental death benefit.

Charge for a representative non-tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.06 per $1,000 of accidental death benefit.

2. Additional Insured Term Insurance Agreement:

Cost of Insurance Charges(1)

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.04 per $1,000 of additional insured term insurance benefit.

Current Charges	Monthly	Maximum of $83.33 to minimum of $0.03 per $1,000 of additional insured term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.19 per $1,000 of additional insured term insurance benefit.

Current Charge	Monthly	$0.15 per $1,000 of additional insured term insurance benefit.

Administrative Charges

First year of Agreement and first year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

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Periodic Charges Under Optional Supplemental Benefit Riders

Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

3. Business Accounting Benefit(2):

First nine years of the Policy and first nine years after an increase in the specified amount of insurance	Monthly	$0.03 per $1,000 of original or increase in specified amount of insurance.

4. Children’s Term Insurance Agreement:

Cost of Insurance Charges(1)

Maximum Charge	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charge	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

5. Disability Waiver of Monthly Deduction:

Cost of Insurance Charges(1)

Maximum Charges	Monthly	Maximum of $0.60 to minimum of $0.01 per $1,000 of net amount at risk.

Current Charges	Monthly	Maximum of $0.32 to minimum of $0.01 per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.05 per $1,000 of net amount at risk.

Current Charge	Monthly	$0.03 per $1,000 of net amount at risk.

6. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:

Disability Waiver of Monthly Deduction

Cost of Insurance Charges(1)

Maximum Charges	Monthly	Maximum of $0.60 to minimum of $0.01 per $1,000 of net amount at risk.

Current Charges	Monthly	Maximum of $0.32 to minimum of $0.01 per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.05 per $1,000 of net amount at risk.

Current Charge	Monthly	$0.03 per $1,000 of net amount at risk.

Disability Monthly Premium Deposit

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Periodic Charges Under Optional Supplemental Benefit Riders

Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Cost of Insurance Charges(1)

Current and Maximum Charges	Monthly	Maximum of $0.96 to minimum of $0.03 per $1,000 of the stipulated premium in the Policy.

Charge for a representative non-tobacco male insured, age 45

Current and Maximum Charge	Monthly	$0.12 per $1,000 of the stipulated premium in the Policy.

7. Extended No-Lapse Guarantee Rider:(4)

Cost of Insurance Charges	Monthly

Maximum of $0.12 to minimum of $0.04 per $1,000 of specified amount of insurance in the Policy plus insurance provided by any Supplemental Term Insurance Agreements or Additional Insured Term Agreements.

Current and Maximum Charge

Charge for representative non-tobacco male insured, age 45

Current and Maximum Charge	Monthly	$0.12 per $1,000 of specified amount of insurance in the Policy plus insurance provided by any Supplemental Term Insurance Agreements or Additional Term Insurance Agreements.

8. Cash Value Enhancement Rider(2):

Current and Maximum Charge	Monthly	$0.20 per $1,000 of specified amount for the first 60 policy months.

Charge for a representative non-tobacco male insured, age 45

Current and Maximum Charge	Monthly	$0.20 per $1,000 of specified amount for the first 60 policy months.

9. Guaranteed Option to Increase Specified Amount:

Cost of Insurance Charges(1)

Current and Maximum Charge	Monthly	Maximum of $0.15 to minimum of $0.04 per $1,000 of guaranteed option amount.

Charge for a representative non-tobacco male insured, age 25

Current and Maximum Charge	Monthly	$0.11 per $1,000 of guaranteed option amount.

10. Return of Premium Term Insurance:

Cost of Insurance Charges(1)

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Periodic Charges Under Optional Supplemental Benefit Riders

Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.02 per $1,000 of term insurance.

Current Charges	Monthly	Maximum of $83.33 to minimum of $0.01 per $1,000 of term insurance.

Charge for a representative non- tobacco male insured, age 45

Maximum Charge	Monthly	$0.22 per $1,000 of term insurance.

Current Charge	Monthly	$0.10 per $1,000 of term insurance.

11. Supplemental Term Insurance Agreement(3):

Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 9 policy years	When the Policy is surrendered.

The Maximum Deferred Sales Charge for the policy is modified for this agreement as follows:

90% of the lesser of (i) premiums paid, (ii) the “maximum surrender charge premium(3)”, and (iii) $45.00 per $1,000 of the specified amount of the policy plus Term Insurance Benefit.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.

90% of the lesser of (i) premiums paid, (ii) $16.10 per $1,000 of the specified amount of the policy plus the Term Insurance Benefit(3), and (iii) $45.00 per $1,000 of the specified amount of the policy plus the Term Insurance Benefit.

Cost of Insurance Charges(1)

Current and Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.01 per $1,000 of net amount at risk attributable to the term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.22 per $1,000 of net amount at risk attributable to the term insurance benefit.

Current Charge	Monthly	$0.13 per $1,000 of net amount at risk attributable to the term insurance benefit.

Mortality and Expense Risk Face Amount Charge

Current and Maximum Charges	Monthly	For the first 60 months following the policy date or an increase in the term insurance benefit, the charges range from a maximum of $0.93 per $1,000 of the term insurance

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Periodic Charges Under Optional Supplemental Benefit Riders

Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

benefit to a minimum of $0.11 per $1,000 of the term insurance benefit.

Charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.29 per $1,000 of the term insurance benefit.

Current Charge		$0.26 per $1,000 of the term insurance benefit

12. Supplemental Exchange Agreement:

Current and Maximum Charges	Monthly	No charge.

13. Overloan Protection Benefit Agreement:

Current and Maximum Charge	When Benefit is Exercised	One time charge of 3.5% of policy value.

14. Accelerated Death Benefit:

Current and Maximum Charge	When Benefit is Exercised

One time charge of 12 months worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

(1)       The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure.  The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider.  For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.

(2)       This rider is not available to all persons.  See What Are the Supplemental Benefit Riders That I Can Buy? — Business Accounting Benefit or What Are the Supplemental Benefit Riders That I Can Buy? — Cash Value Enhancement Rider in this prospectus for additional information.

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(3)       For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the policy value will be allocated as follows:  first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases.  Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the policy value will be allocated to the most recent increase in the specified amount in the Policy.

(4)       While the Extended No-Lapse Agreement is in force, a minimum of 20% of the policy value must be allocated to the Indexed Fixed Account at the end of each month.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy.  Fee and expense information for each fund is contained in the tables following this table.

	Minimum:		Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.38	%(1)	1.59	%(2)

(1)          The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because, Penn Mutual, the Funds’ Administrative and Corporate Services Agent (the “Agent”), voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund’s total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

(2)          These expenses are based on estimated amounts for the current fiscal year.

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The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc. Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market(1)	0.18%	0.28%		0.02	%(3)	0.48%	0.00%		0.46%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.32%	0.28%		0.01	%(3)	0.61%	0.00%		0.61%
High Yield Bond(1)	0.50%	0.36%		0.00%		0.86%	0.00%		0.86%
Flexibly Managed(1)	0.60%	0.25%		0.00%		0.85%	0.00%		0.85	%(6)
Balanced	0.00%	0.26	%(2)	0.45	%(4)	0.71%	0.04	%(5)	0.67%
Large Growth Stock(1)	0.64%	0.34%		0.00%		0.98%	0.00%		0.98%
Large Cap Growth(1)	0.55%	0.41%		0.00%		0.96%	0.00%		0.96%
Large Core Growth	0.56%	0.34	%(2)	0.01	%(3)	0.91%	0.26	%(5)	0.65%
Large Cap Value(1)	0.60%	0.30%		0.00%		0.90%	0.00%		0.90	%(6)
Large Core Value	0.46%	0.33	%(2)	0.01	%(3)	0.80%	0.25	%(5)	0.55%
Index 500(1)	0.07%	0.30%		0.01	%(3)	0.38%	0.00%		0.38%
Mid Cap Growth(1)	0.70%	0.32%		0.01	%(3)	1.03%	0.00%		1.03	%(6)
Mid Cap Value(1)	0.55%	0.31%		0.00%		0.86%	0.00%		0.86	%(6)
Mid Core Value(1)	0.72%	0.36%		0.01	%(3)	1.09%	0.00%		1.09%
SMID Cap Growth	0.75%	0.94	%(2)	0.01	%(3)	1.70%	0.64	%(5)	1.06%
SMID Cap Value	0.95%	0.88	%(2)	0.02	%(3)	1.85%	0.69	%(5)	1.16%
Small Cap Growth(1)	0.75%	0.32%		0.00%		1.07%	0.00%		1.07	%(6)
Small Cap Value(1)	0.85%	0.30%		0.01	%(3)	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.79	%(2)	0.01	%(3)	2.10%	1.54	%(5)	0.56%
Developed International Index	0.30%	4.35	%(2)	0.01	%(3)	4.66%	4.06	%(5)	0.60%
International Equity(1)	0.85%	0.42%		0.01	%(3)	1.28%	0.00%		1.28	%(6)
Emerging Markets Equity	1.18%	0.65	%(2)	0.01	%(3)	1.84%	0.25	%(5)	1.59%
REIT(1)	0.70%	0.32%		0.00%		1.02%	0.00%		1.02%
Aggressive Allocation	0.10%	2.87	%(2)	0.82	%(4)	3.79%	2.64	%(5)	1.15%
Moderately Aggressive Allocation	0.10%	0.60	%(2)	0.78	%(4)	1.48%	0.37	%(5)	1.11%
Moderate Allocation	0.10%	0.49	%(2)	0.73	%(4)	1.32%	0.26%		1.06%
Moderately Conservative Allocation	0.10%	0.51	%(2)	0.66	%(4)	1.27%	0.28	%(5)	0.99%
Conservative Allocation	0.10%	0.53	%(2)	0.60	%(4)	1.23%	0.30%		0.93%

(1)	These expenses are for the fiscal year ended December 31, 2008.
(2)	These expenses are based on estimated amounts for the current fiscal year.
(3)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(4)

Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal years.

(5)

The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

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Balanced	0.62%
Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.58%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)                                  Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Flexibly Managed	0.84%
Large Core Growth	0.60%
Large Cap Value	0.88%
Mid Cap Growth	0.94%
Mid Cap Value	0.85%
Small Cap Growth	1.06%
International Equity	1.25%

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

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QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy.  The questions, and answers to the questions, are on the following pages.

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What Is the Policy?

The Policy provides life insurance on you or another individual you name.  The value of your Policy will increase or decrease based upon the performance of the Funds you choose.  The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy.  The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the Funds listed on the first page of this prospectus) and to the Fixed Account Options where the value will accumulate interest.

You will have several options under the Policy.  Here are some major ones:

•                  Determine when and how much you pay to us

•                  Determine when and how much to allocate to subaccounts of the Separate Account and to the Fixed Account Options

•                  Borrow money

•                  Change the beneficiary

•                  Change the amount of insurance protection

•                  Change the death benefit option you have selected

•                  Surrender or partially surrender your Policy for all or part of its net cash surrender value

•                  Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents.  We require satisfactory evidence of insurability, which may include a medical examination.  We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.  Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 121st birthday.  If the Policy is still in force on the maturity date, a maturity benefit will be paid.  The maturity benefit is equal to the policy value less any policy loan, including any capitalized interest on any such loan (“Net Policy Value”), on the maturity date.  Upon written request of the owner, the Policy will continue in force beyond the maturity date.  Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it.  The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy.  Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

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What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits.  Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus.  Within limits, you can make premium payments when you wish.  That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time.  A premium must be at least $25.  We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application.  If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code of 1986, as amended (the “Code”), federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy.  We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.  See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.”  We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code.  See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The policy specifications page of your Policy will show the “planned premium” for the Policy.  You choose this amount in the policy application.  We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums - annually, semi-annually, quarterly or monthly.  You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges.  See No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company.  Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

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•                  by wire or by exchange from another insurance company,

•                  via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•                  if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

No-Lapse Feature

Your Policy will remain in force during the no-lapse period, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)                                  is the total premiums you have paid, less any partial surrenders you made; and

(b)                                 is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

The no-lapse period is determined at issue and is the earlier of 20 years or to the policy anniversary nearest the insured’s attained age 80, with a minimum of 5 years.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount.  See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force.  You will have a 61 day “grace period” from the date we notify you to make that payment.  If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse).  All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.  You will have to provide evidence that the insured person still meets our requirements for issuing insurance.  You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums.  See Can I Change Insurance Coverage Under the Policy? in this prospectus.  We will notify you if an additional premium or a change in planned premiums is necessary.

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How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge.  We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one of the Fixed Account Options to a subaccount of the Separate Account, or from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy in accordance with the Company’s standard procedures, generally based on the next asset value next computed after receipt.  The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.  A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the Fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business).  It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next.  The net investment factor is determined by dividing (a) by (b), where

(a)                                  is the net asset value per share of the Fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period; and

(b)                                 is the net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period.

For information on how amounts are credited to the Fixed Account Options, see Appendix E.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured.  This is called the “specified amount” of insurance.  The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 for issue ages 71 to 85).

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan.  We offer two different types of death benefits payable under the Policy. You choose which one you want in the application.  They are:

•                  Option 1 - The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

•                  Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

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For purposes of both death benefits, policy value includes amounts in the subaccounts of the Separate Account and/or the Fixed Account Options, including the Indexed Fixed Account.

The “applicable percentages” depend on the life insurance qualification test you chose on the application.  If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100.1% when the insured attains ages 96 through 121.  For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics.  Tables showing “applicable percentages” are included in Appendix B.

If the investment performance of the investment options you have chosen is favorable, the amount of the death benefit may increase.  However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1.  On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take.  Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•                  after the change, the specified amount of insurance must be at least $50,000;

•                  no change may be made in the first policy year and no more than one change may be made in any policy year; and

•                  if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•                  you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•                  any increase in the specified amount must be at least $10,000; and

•                  no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

You may decrease the specified amount of insurance, subject to the following conditions:

•                  no change may be made in the first policy year;

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•                  no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•                  no decrease may be made within one year of an increase in the specified amount; and

•                  any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Exchange of Policies

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See What Are the Supplemental Benefits That I Can Buy? — Supplemental Exchange Agreement in this prospectus.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

You may allocate or transfer your policy value to the subaccounts of the Separate Account and/or the Fixed Account Options, including the Indexed Fixed Account.

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the Funds held in the subaccount.

The amount you allocate to the Traditional and Holding Fixed Accounts will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 2%.  The current declared rate will appear in the annual statement we will send to you.  If you want to know what the current declared rate is, simply call or write to us.  Amounts you allocate to the Indexed Fixed Account and hold for a five-year period will earn at least 0% annually with a cumulative guarantee of 2% over the five-year period.  Amounts you allocate to any of the Fixed Account Options will not be subject to the mortality and expense risk charge described later in this section or to Fund expenses.  Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•                  the net premiums you have paid;

•                  plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•                  plus interest credited to the amount in the part of your policy value (if any) allocated to the Fixed Account Options;

•                  minus policy charges we deduct; and

•                  minus partial surrenders you have made.

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If you borrow money under your Policy, other factors affect your policy value.  See What Is a Policy Loan? in this prospectus.

Policy Value Enhancement

After completion of the 10th policy year, we will credit a policy value enhancement on future monthly policy anniversaries.  The amount of the policy value enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.10% of your policy value less any policy value held as collateral for a policy loan.  The policy value enhancement will be applied pro-rata across the subaccounts of the Separate Account and the Fixed Account Options.  It is applicable only to non-loaned values and not applicable to policy values inside the special loan account.  For example, if your policy value during your 11th policy year averaged $1,000,000, you would receive a policy value enhancement of $1,000 during that year.  Assuming the same facts, but $100,000 of policy value has been transferred to the special loan account, the policy value enhancement would be $900.

How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time.  You make your original allocation in the application for your Policy.  The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another, and to and from the Fixed Account Options except for the Holding Fixed Account.

To make transfers, you must tell us how much to transfer, either as a percentage or as a specific dollar amount.  Transfers are subject to the following conditions:

•                  the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•                  if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•                  we may defer transfers under certain conditions;

•                  transfers may not be made during the free look period;

•                  transfers may be made from the Traditional Fixed Account option only during the 30 day period following the end of each policy year;

•                  transfers from the Indexed Fixed Account may be made only on the anniversary of an allocation of an amount to the Indexed Fixed Account; and

•                  the amount that may be transferred excludes any amount held in the policy loan account.

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The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options.  We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.  We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts.  Frequent exchanges among subaccounts and market timing by policy owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short—term trading by policy owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading.  Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy.  If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.                                       A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.                                       If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing

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containing the policy owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.                                       Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the Traditional Fixed Account and Indexed Fixed Account options in the Fixed Account.  If you wish to make transfers into the Indexed Fixed Account, money will be transferred into the Holding Fixed Account until the next monthly policy anniversary, when it will then be allocated into the Indexed Fixed Account.  You choose the investment options and the dollar amount of the transfers.  You may dollar cost average from the money market investment option for up to 60 months. For policies issued prior to April 1, 2009, all transfers occur on the 15th of the month.  For policies issued April 1, 2009 and later, all transfers occur on the monthly anniversary.  The program is designed to reduce the risks that result from market fluctuations.  It does this by spreading out the allocation of your money to investment options over a longer period of time.  This allows you to reduce the risk of investing most of your money at a time when market prices are high.  The success of this strategy depends on market trends.  The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market.  To begin the program, the planned premium for the year must be at least $600 and the amount transferred each month must be at least $50.  You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.

Dollar Cost Averaging Account — Twelve-Month Fixed Account

This program allows you to allocate all or a portion of a premium payment to the twelve-month dollar cost averaging fixed account, where it is automatically re-allocated each month to one or more of the variable investment options or the Fixed Account Options that you select.  Premium payments may be allocated to the account at any time.  The amount you allocate to the twelve-month dollar cost averaging fixed account will earn interest for a twelve-month period at a rate we declare monthly.  In addition, you are permitted to take loans on or withdraw money from the funds available in the account.  For policies issued prior to April 1, 2009, the account operates on a twelve-month cycle beginning on the 15th of each month following your allocation of a premium payment to the account.  Thereafter, on the 15th of each month during the cycle, an amount is transferred from the account to the investment option(s) you selected.  Note that if your monthly policy anniversary date is not the 15th of the month and you selected the Indexed Fixed Account to receive transfers from the twelve-month dollar cost averaging fixed account, transfers will be made to the Holding Fixed Account on the 15th of the month and then automatically transferred to the Indexed Fixed Account on the subsequent monthly policy anniversary.  For policies issued April 1, 2009 and later, the account operates on a twelve-month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account.  Thereafter, on the monthly anniversary of each month during the cycle, an amount is transferred from the account to the investment option(s) you selected.  The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve-month cycle or at your request.  Upon termination of the account, all funds in the account are allocated to other investment options based upon your instructions.

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The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy.  You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.  No more than one dollar cost averaging program may be in effect at any one time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified.  Over time, variations in investment results will change the allocation percentage.  On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen.  Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance.  The minimum policy value to start the program is $1,000.  If you also have one of the dollar cost averaging programs in effect, the portion of your policy value in either of the dollar cost averaging accounts may not be included in the rebalancing program.  You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  You may discontinue the program at any time.  All of the Fixed Account Options are ineligible for the asset rebalancing program.

What Are the Fees and Charges Under the Policy?

Policy value allocated to the Separate Account and the Fixed Account Options including the Indexed Fixed Account is subject to the fees and charges described below, including the Monthly Deduction (other than the Mortality and Expense Risk Asset Charge), the Transfer Charge, the Surrender Charge and the Partial Surrender Charge.

•                  Premium Charge

•                  Premium Charge — 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options.  It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies.  State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes.  We will notify you in advance if we change our current rates.

Monthly Deductions

•                  Insurance Charge — A monthly charge for the cost of insurance protection.  The amount of insurance risk we assume varies from Policy to Policy and from month to month.  The insurance charge therefore also varies.  To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table.  The table in your Policy will show the maximum cost of insurance rates that we can charge.  The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy.  The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics.  We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk.  We currently place people we insure in the following rate classes:  a standard tobacco, preferred tobacco, standard non-tobacco,

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preferred non-tobacco or preferred plus non-tobacco rate class.  We may also place certain people in a rate class involving a higher mortality risk than the standard tobacco or standard non-tobacco classes (a “substandard class”).  Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates.  In all states except New Jersey, they are assigned to a standard tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a standard, preferred, or preferred plus non-tobacco class.  When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account).  If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your remaining investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your investment options and the Fixed Account Options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the investment options and the Fixed Account Options.

•                  Administrative Charge — A monthly charge to help cover our administrative costs.  This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates).  Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your remaining investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your variable investment options and Fixed Account Options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment options and Fixed Account Options.

•                  Mortality and Expense Risk Charge — A monthly charge to cover mortality and expense risks.  The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated.  The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration.  We will notify you in advance if we change our current rates.  We may realize a profit from the charges, and if we do, it will become part of our surplus.

This charge has two parts:

(1) Mortality and Expense Risk Face Amount Charge.  For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase.  The charge is equal to the current rate stated in Appendix

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C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance.  The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase.  Current and guaranteed rates for the specified amount component are shown in Appendix C.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account).  If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your remaining investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your investment options and Fixed Account Options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the investment options and Fixed Account Options.

(2) Mortality and Expense Risk Asset Charge.  The current charge during the first 120 months after the policy date is equivalent to an annual effective rate of 0.35% of the first $25,000 of policy value, plus an annual rate of 0.05% of the policy value in excess of $25,000.  In addition, the current mortality and expense risk asset charge is zero beyond the first 120 months after the policy date.  The guaranteed charge for all Policies is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000.  The charges are deducted pro-rata from your investment options.

For policies issued in the State of Maryland, these charges are labeled as (1) Monthly Charge per $1,000 of Specified Amount, and (2) Monthly Policy Value Charge.

•                  Optional Supplemental Benefit Charges — Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among Funds and/or the Fixed Account Options if the transfer exceeds 12 transfers in a policy year.  We will notify policy owners in advance if we decide to impose the charge.  We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing.  Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 9 policy years or within 9 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 9 policy years, the surrender charge equals 90% of the lesser of (a), (b), and (c), multiplied by (d), where:

(a) is the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b) is the total premium paid in the first 12 months from issue;

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(c ) is $45.00 per $1,000 of initial amount of insurance; and

(d) is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 9 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase.  The charge equals 90% of the lesser of (a), (b), and (c), multiplied by (d), where:

(a) is the maximum surrender charge premium based on the age and class of the Insured at the time of increase;

(b) is the total premium paid in the first 12 months following the effective date of the increase;

(c ) is $45.00 per $1,000 of the amount of the increase in specified amount; and

(d) is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1	1.00
2	0.89
3	0.78
4	0.67
5	0.56
6	0.45
7	0.34
8	0.23
9	0.12
10+	0.00

If the Policy is surrendered within the first 9 policy years, the surrender charge consists of a sales charge component and an administrative charge component.  The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies.  The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies.  Our unrecovered sales expenses are paid for from our surplus.  The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 9 years, but within 9 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered.  The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

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Policy Loan

For information concerning policy loans, including the associated charges, see What is a Policy Loan and the discussion of Indexed Loans in Appendix E.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis.  We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs.  Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs.  In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us.  All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy.  If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.  Policy value allocated to the Separate Account and the Fixed Account Options, including the Indexed Fixed Account, is subject to these charges.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement.  This Agreement is not available for all Policies.  The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Extended No-Lapse Guarantee Rider.  The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts described in the Additional Policy Specifications in the Policy.  If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance.  The term insurance may be converted to a life policy without evidence of insurability.

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Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement.  If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase.  The cost of insurance rates are based on the age, gender and rate class of the additional insured.  This Agreement can be elected at any time, as long as the insured meets our underwriting requirements.  The benefits provided under the Agreement are subject to all of the provisions in the Agreement.

Business Accounting Benefit Agreement

This Agreement provides enhanced early year cash surrender values for Policies sold in certain limited corporate markets and is not for sale in the individual markets.  The higher cash surrender is attained through a waiver of all surrender charges.  To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of three insureds under the plan.  Under this Agreement, during the first nine policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first nine policy years after the increase.  Decreases in coverage do not affect the charge for this Agreement.  The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount.  This charge will be included in the no-lapse premium calculation.  If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  The benefits provided under the Agreement are subject to all provisions of the Agreement.  This Agreement is not available with the Cash Value Enhancement Rider.

Cash Value Enhancement Agreement

This Agreement will provide higher early-duration cash surrender values for certain limited corporate market applications and will not be available for sale in the individual markets.  The higher cash surrender values will be accomplished through a termination credit during the first five policy years while the Agreement is in force.

There are several limits to the use of this Agreement.  The Policy must be sponsored by or owned by a business, a corporation, or a corporate trust.  The corporation must be at least a partial beneficiary.  If the Policy is in support of a corporate-sponsored non-qualified deferred compensation plan, a corporate board resolution authorizing the plan or a copy of the plan document must be included with the policy application.  A minimum of one life can be covered.  If the Policy to which this Agreement is attached is exchanged for another policy or has its ownership changed to a life insurance company, the Agreement is terminated and the termination credit will not be applied.

The monthly deduction for this Agreement is a monthly administrative expense charge per $1,000 of specified amount assessed against the initial specified amount of the Policy and any initial Supplemental Term Insurance during each of the first five policy years.  This charge is set to be $0.20 per month for all ages and rate classes.  This Agreement is not available with the Business Accounting Benefit Agreement.

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Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts described in the Additional Policy Specifications in the Policy.  If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance.  On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge.  The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender.  The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time.  The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured.  The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy.  The rates are based on the attained age, gender and rate class of the insured.  The rates will not exceed those set forth in the Additional Policy Specifications in the Policy.  Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured.  The stipulated premium is stated in the Policy.  The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy.  The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium.  The cost of insurance rates is based on the issue age, gender and rate class of the insured.  The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy.  This Agreement can be elected at any time, as long as the insured meets underwriting requirements.  This benefit is subject to the provisions in the Agreement.

Extended No-Lapse Guarantee Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the Extended No-Lapse Guarantee requirement is satisfied.  The Extended No-Lapse Guarantee requirement is satisfied if the premiums paid less withdrawals, accumulated at 5%, exceed the sum of the Extended No-Lapse Guarantee Premiums accumulated at 5%.  The Extended No-Lapse Guarantee Premiums are based upon issue age, gender, rate class, and other policy benefits and is stated in the Policy.  In addition, while this Agreement is in force, a minimum of 20% of the policy value must be allocated to the Indexed Fixed Account at the end of each month.  At the end of each policy month, we will allocate a pro-rated amount from the subaccounts of the Separate Account to the Indexed Fixed Account so that the allocation requirement is met. We reserve the right to modify the minimum percentage amount that must remain in the Indexed Fixed Account, but will only do so only for newly issued policies and for any increases in the Specified

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Amount requested by an existing policy owner.  We will notify you of any percentage change before making any requested face amount increase.

The monthly deduction for this Agreement is a cost of insurance charge applied to the specified amount of insurance in the Policy, plus insurance provided by any Supplemental Term Insurance Agreements or Additional Insured Term Insurance Agreements. You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available with any of the following riders: Accidental Death Benefit; Guaranteed Insurability Agreement or Return of Premium Term Insurance.  This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability.  The option may be exercised as of any of the regular option dates or as of any alternative option date.  The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40.  In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age.  The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured.  The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Extended No-Lapse Guarantee Rider.  This option is subject to the provisions in the Agreement.

Return of Premium Term Insurance Agreement

This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly policy anniversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement.  The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached.  The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured.  The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy.  You may add this Agreement to your base Policy only at the time you purchase your Policy.  This Agreement is not available if you choose the Extended No-Lapse Guarantee Rider.  The term insurance provided under the Agreement is subject to the provisions of the Agreement.

Supplemental Term Insurance Agreement

This Agreement adds term insurance to the death benefit provided under the Policy.  The Agreement modifies the death benefit options (as provided in the Policy) as follows.

Option 1 — The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Option 2 — The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured’s death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

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Additional information on the death benefit options may be found under How Much Life Insurance Does the Policy Provide? in this prospectus.

The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.

The monthly deductions under the Policy include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement.  The mortality and expense risk face amount charge will not exceed the maximum charges shown in the Additional Policy Specifications in the Policy.  Both the current and guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement.  The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

The surrender charges under the Policy will include a surrender charge for the term insurance added by the Agreement.  The maximum surrender charge premium component of the surrender charge will be increased by the amount of the term insurance added by the Agreement multiplied by the unit maximum surrender charge premium at the issue age and rate class of the insured.  The $45.00 per $1,000 component of the surrender charge will be modified to include the amount of the term insurance added by the Agreement along with the specified amount of the policy.

After completion of the 10th policy year, we will credit a policy value enhancement on future monthly policy anniversaries.  The amount of the policy value enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.25%. multiplied by (a) divided by (b), where;

(a) is the Term Insurance Benefit, and

(b) is the sum of the Term Insurance Benefit and the Specified Amount of the policy

The policy value enhancement will be applied pro-rata across the subaccounts of the Separate Account and the options of the Fixed Account.  It is applicable only to non-loaned values and not applicable to policy values inside the special loan account.

It may be to your economic advantage to add life insurance protection to the Policy through the Agreement.  The total current charges that you pay for your insurance beyond the fifth policy year will be less with term insurance added by the Agreement.  It also should be noted, however, that the total current charges in the first five policy years under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of

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insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged.  This Agreement is automatically added to corporate-owned Policies.

Overloan Protection Benefit Agreement

This Agreement allows the policy owner to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%.  The Agreement is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid.  If the conditions of the Agreement are satisfied, the Policy will automatically become a reduced paid-up life insurance policy.  The death benefit will equal 105% of the policy value at the time of exercise.  The Agreement is subject to a one-time charge of 3.5% of the policy value, which is imposed when the benefit is exercised.

Certain changes are made to the Policy as a result of the benefit being exercised, including

•                  the transfer of all values in the subaccounts of the Separate Account to the Traditional Fixed Account, which will then be credited with interest;

•                  all supplemental agreements attached to the Policy will be terminated;

•                  no additional premium payments, partial surrenders, policy loans or policy loan repayments will be allowed; and

•                  no further changes may be made to the Policy.

This Agreement can be elected at any time.  The benefit provided under the Agreement is subject to the provisions of the Agreement.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Agreement provides the insured access to a portion of death benefit while the insured is living.  The following provisions apply:

•                  The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.  In New Jersey and South Carolina, the maximum limit is $100,000 per policy.  In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

•                  The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts).  The physician may not be the owner, insured, beneficiary, or relative of the insured.

•                  Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

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The Accelerated Death Benefit Agreement is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

We offer two policy loan options with this Policy:  a Traditional Loan and an Indexed Loan. Indexed Loans, which are not available in New York, are described in Appendix E. You may only have one loan option in force at any time. Under both options, you may borrow up to 95% of your cash surrender value and the minimum amount you may borrow is $250.

For the Traditional Loan option, interest charged on the loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the Fixed Account Options on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. Amounts withdrawn from the Fixed Account Options cease to participate in the crediting strategies offered in the Fixed Account Options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

You may repay all or part of a loan at any time. Upon repayment of a Traditional Loan, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

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How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”  The policy value is based on amounts allocated to the subaccounts of the Separate Account and/or the Fixed Account Options, including the Indexed Fixed Account.

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•                  the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•                  no more than twelve partial surrenders may be made in a policy year;

•                  each partial surrender must be at least $250;

•                  a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•                  during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specified amount of insurance – by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

Partial surrenders will be deducted from subaccounts of the Separate Account and the Fixed Account Options in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and the Fixed Account Options on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

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Changing a Payment Option

You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact of Choosing a Payment Option

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

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The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income. The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners  of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests — a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•                  Cash Value Accumulation Test – Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

•                  Guideline Premium/Cash Value Corridor Test – The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

39

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59½, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

40

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

•                  policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

41

•                  change of death benefit option;

•                  changes in specified amount of insurance;

•                  change of beneficiary;

•                  election of payment option for policy proceeds; and

•                  tax withholding elections.

You should mail or express these requests to our office. You should also send notice of the insured person’s death and related documentation to our office. Communications are not treated as “received” until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the Funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

42

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from a Fixed Account Option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from a Fixed Account Option is deferred for 30 days or more, it will bear interest at a rate of 2% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period. At the end of the period, the money will be transferred to the investment options you have chosen.

43

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

If investment in shares of a Fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the Funds and as such have the right to vote on all matters submitted to shareholders of the Funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the Funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment

44

objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of net policy value during the second through tenth policy years, and a 0.25% of net policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

45

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

46

Appendix A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated.  This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age Of Insured	Sex of Insured	Base Death Benefit	Minimum Initial Premium
25	M	$50,000	$145.00
30	F	$75,000	$247.50
35	M	$75,000	$285.00
40	F	$100,000	$525.00
45	M	$100,000	$680.00
50	F	$100,000	$985.00
55	M	$100,000	$1,300.00
60	F	$75,000	$1,515.00
65	M	$75,000	$2,062.50
70	F	$50,000	$1,637.50

A-1

Appendix B

Applicable Percentages Under the Guideline Premium/Cash Value Corridor Test

Attained Age	%
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96-120	100.1%

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Non-Tobacco  & Tobacco

Attained Age	%
0-19	N/A
20	788.97%
21	763.77%
22	739.19%
23	715.32%
24	692.10%
25	669.55%
26	647.66%
27	626.50%
28	606.06%
29	586.14%
30	566.69%
31	547.74%
32	529.29%
33	511.36%
34	493.97%
35	477.14%
36	460.84%
37	445.12%
38	429.94%
39	415.33%
40	401.25%
41	387.70%
42	374.67%
43	362.16%
44	350.15%
45	338.66%
46	327.65%
47	317.09%
48	306.95%
49	297.13%
50	287.65%
51	278.49%
52	269.68%
53	261.23%
54	253.14%
55	245.41%
56	238.05%
57	231.02%
58	224.31%
59	217.86%
60	211.65%
61	205.70%
62	200.03%
63	194.64%
64	189.54%
65	184.68%
66	180.06%
67	175.65%
68	171.41%
69	167.34%
70	163.41%
71	159.64%
72	156.02%
73	152.60%
74	149.34%
75	146.24%
76	143.28%
77	140.46%
78	137.78%
79	135.26%
80	132.89%
81	130.67%
82	128.60%
83	126.66%
84	124.83%
85	123.12%
86	121.52%
87	120.04%
88	118.67%
89	117.40%
90	116.22%
91	115.11%
92	114.03%
93	112.95%
94	111.84%
95	110.66%
96	109.36%
97	107.80%
98	105.87%
99+	103.36%

B-1

Female Non-Tobacco & Tobacco

Attained Age	%
0-19	N/A
20	920.72%
21	888.67%
22	857.66%
23	827.75%
24	798.76%
25	770.77%
26	743.76%
27	717.69%
28	692.59%
29	668.40%
30	645.05%
31	622.50%
32	600.80%
33	579.87%
34	559.72%
35	540.33%
36	521.72%
37	503.79%
38	486.54%
39	469.91%
40	453.85%
41	438.36%
42	423.43%
43	409.05%
44	395.21%
45	381.90%
46	369.11%
47	356.83%
48	345.07%
49	333.79%
50	323.00%
51	312.66%
52	302.77%
53	293.32%
54	284.29%
55	275.64%
56	267.37%
57	259.46%
58	251.90%
59	244.66%
60	237.72%
61	231.05%
62	224.65%
63	218.49%
64	212.56%
65	206.86%
66	201.37%
67	196.09%
68	191.02%
69	186.14%
70	181.46%
71	176.96%
72	172.65%
73	168.53%
74	164.58%
75	160.80%
76	157.19%
77	153.73%
78	150.41%
79	147.24%
80	144.19%
81	141.28%
82	138.54%
83	135.97%
84	133.54%
85	131.25%
86	129.07%
87	126.97%
88	125.01%
89	123.18%
90	121.46%
91	119.78%
92	117.98%
93	116.14%
94	114.31%
95	112.47%
96	110.61%
97	108.62%
98	106.35%
99+	103.51%

B-2

Appendix C

Mortality and Expense Risk Face Amount Charge
Current Rates per $1,000 of Initial Face Amount*

	Non-Tobacco (Policy Years 1-5)			Non-Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	N/A	N/A	N/A	N/A	N/A	N/A
10	N/A	N/A	N/A	N/A	N/A	N/A
15	N/A	N/A	N/A	N/A	N/A	N/A
20	0.13	0.13	0.13	0.065	0.065	0.065
25	0.13	0.13	0.13	0.065	0.065	0.065
30	0.15	0.15	0.15	0.075	0.075	0.075
35	0.17	0.17	0.17	0.085	0.085	0.085
40	0.22	0.20	0.21	0.110	0.100	0.105
45	0.26	0.22	0.25	0.130	0.110	0.125
50	0.29	0.26	0.28	0.145	0.130	0.140
55	0.32	0.29	0.31	0.160	0.145	0.155
60	0.37	0.33	0.36	0.185	0.165	0.180
65	0.42	0.36	0.41	0.210	0.180	0.205
70	0.43	0.38	0.42	0.215	0.190	0.210
75	0.44	0.39	0.43	0.220	0.195	0.215
80	0.44	0.39	0.43	0.220	0.195	0.215
85	0.44	0.39	0.43	0.220	0.195	0.215

Mortality and Expense Risk Face Amount Charge
Current Rates per $1,000 of Initial Face Amount*

	Tobacco (Policy Years 1-5)			Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.13	0.12	0.13	0.065	0.060	0.065
10	0.14	0.12	0.14	0.070	0.060	0.070
15	0.15	0.13	0.15	0.075	0.065	0.075
20	0.16	0.14	0.16	0.080	0.070	0.080
25	0.17	0.15	0.17	0.085	0.075	0.085
30	0.20	0.19	0.19	0.100	0.095	0.095
35	0.22	0.22	0.22	0.110	0.110	0.110
40	0.27	0.25	0.26	0.135	0.125	0.130
45	0.31	0.27	0.30	0.155	0.135	0.150
50	0.41	0.36	0.40	0.205	0.180	0.200
55	0.50	0.44	0.49	0.250	0.220	0.245
60	0.64	0.52	0.61	0.320	0.260	0.305
65	0.77	0.60	0.74	0.385	0.300	0.370
70	0.85	0.72	0.82	0.425	0.360	0.410
75	0.93	0.83	0.91	0.465	0.415	0.455
80	0.93	0.83	0.91	0.465	0.415	0.455
85	0.93	0.83	0.91	0.465	0.415	0.455

*  Representative figures shown. For issue ages not listed, please ask your registered representative.

C-1

Mortality and Expense Risk Face Amount Charge
Guaranteed Rates per $1,000 of Initial Face Amount
All Policies*

	Non-Tobacco			Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	N/A	N/A	N/A	0.13	0.13	0.13
10	N/A	N/A	N/A	0.14	0.13	0.14
15	N/A	N/A	N/A	0.15	0.14	0.15
20	0.15	0.15	0.15	0.17	0.16	0.17
25	0.15	0.15	0.15	0.19	0.19	0.19
30	0.17	0.17	0.17	0.22	0.22	0.22
35	0.19	0.19	0.19	0.24	0.24	0.24
40	0.24	0.22	0.24	0.29	0.26	0.28
45	0.29	0.25	0.28	0.33	0.29	0.32
50	0.33	0.29	0.32	0.42	0.37	0.41
55	0.36	0.32	0.35	0.51	0.44	0.50
60	0.42	0.36	0.40	0.65	0.55	0.63
65	0.47	0.40	0.46	0.79	0.65	0.76
70	0.49	0.42	0.47	0.87	0.75	0.85
75	0.50	0.43	0.49	0.95	0.85	0.93
80	0.50	0.43	0.49	0.95	0.85	0.93
85	0.50	0.43	0.49	0.95	0.85	0.93

*Representative figures shown.  For issue ages not listed, please ask your registered representative.

C-2

Appendix D

Mortality and Expense Risk Face Amount Charge
Guaranteed Rates per $1,000 of Term Insurance Benefit
Supplemental Term Insurance Rider*

	Non-Tobacco			Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	N/A	N/A	N/A	0.13	0.12	0.13
10	N/A	N/A	N/A	0.14	0.12	0.14
15	N/A	N/A	N/A	0.15	0.13	0.15
20	0.13	0.13	0.13	0.16	0.14	0.16
25	0.13	0.13	0.13	0.17	0.15	0.17
30	0.15	0.15	0.15	0.20	0.19	0.19
35	0.17	0.17	0.17	0.22	0.22	0.22
40	0.22	0.20	0.21	0.27	0.25	0.26
45	0.26	0.22	0.25	0.31	0.27	0.30
50	0.29	0.26	0.28	0.41	0.36	0.40
55	0.32	0.29	0.31	0.50	0.44	0.49
60	0.37	0.33	0.36	0.64	0.52	0.61
65	0.42	0.36	0.41	0.77	0.60	0.74
70	0. 43	0.38	0.42	0.85	0.72	0.82
75	0.44	0.39	0.43	0.93	0.83	0.91
80	0.44	0.39	0.43	0.93	0.83	0.91
85	0.44	0.39	0.43	0.93	0.83	0.91

*Representative figures shown.  For issue ages not listed, please ask your registered representative.

D-1

Appendix E

Fixed Account Options

Premium payments allocated and policy value transferred to the Fixed Account Options become part of Penn Mutual’s general account.  Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act.  Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts.

The Policy allows you to allocate your policy value to two fixed interest accounts.  As described in the relevant sections of the prospectus to which this is Appendix E, policy value allocated to the Fixed Account Options, including the Indexed Fixed Account, in most respects is treated in the same manner as policy value allocated to the subaccounts of the Separate Account.

Amounts that you allocate to the Traditional Fixed Account will earn interest at a rate we declare from time to time.  We guarantee that this rate will be at least 2%.  Amounts intended to be allocated to the Indexed Fixed Account on dates other than a monthly policy anniversary will be allocated to a Holding Fixed Account which will earn interest at a rate that we declare from time to time.  We guarantee that this rate will be at least 2%.  On the subsequent monthly anniversary after the allocation to the Holding Fixed Account, amounts in this account will be allocated to the Indexed Fixed Account.

You may also allocate premium payments and policy value to the Indexed Fixed Account.  The Indexed Fixed Account is comprised of a variety of different Segments, of five years in duration, containing Index Interest Credit Periods in which Index Credits are earned using a crediting strategy that is based on the change in value of the S&P500 Index.  Each Segment is subject to a guaranteed minimum interest rate it will earn, a cap (maximum) percentage on the interest it can earn, and a guaranteed participation rate. In addition, each Index Interest Credit Period within a Segment is subject to a guaranteed minimum interest rate.  The current cap percentage is 14%.  The cap is the highest percentage which will be credited for a one-year period even if the change in value of the S&P500 Index is higher.  The cap is subject to change at the Company’s discretion, but the guaranteed cap percentage cannot be lower than 4%.  The guaranteed participation rate is 100%, which is the same as the current participation rate.  For an Index Interest Credit Period, the guaranteed minimum interest rate is 0% on an annual basis.

For a Segment, there is also a 2% cumulative guaranteed minimum annual interest rate over a five-year period.  As discussed below, the applicability of this guarantee to a Segment is only determined at the end of the Segment.  Accordingly,  if there is a full or partial withdrawal from a Segment during its five year duration, the 2% guarantee will not result in any additional amounts being credited to your policy value.

Segments can be funded by premium payments, transfers from subaccounts of the Separate Account or the Traditional Fixed Account, or amounts retained from prior Segments due to a Segment Maturity. Segments are created on Segment Dates, which are monthly policy anniversaries.

Amounts intended for the Indexed Fixed Account can only be allocated into this account on a monthly policy anniversary.  For premiums that are intended for allocation into the Indexed Fixed Account and are paid on a date other than a monthly policy anniversary, such premiums will be placed into the Holding Fixed Account, where interest will be credited until the next monthly policy anniversary.  On the subsequent monthly policy anniversary following the allocation into the Holding Fixed Account, the amounts in this account will be automatically transferred into the Indexed Fixed Account.

When amounts are allocated to the Indexed Fixed Account, a Segment is created for that allocation with a Segment Duration equal to 5 years.  During the Policy’s Segment Duration, Index Interest Credit Periods equal to 1 year in length are established to track the one-year performance of the S&P500 Index in order to determine the amount of interest credited to the account.

The index performance is equal to the growth in the S&P500 Index(without dividends) during the Index Interest Credit Period multiplied by the participation percentage (currently, and guaranteed to be, 100%) with a floor equal to the minimum interest rate within an Index Interest Credit Period (0%) and a ceiling at the cap percentage (currently 14%).  At the end of each one-year Index Interest Credit Period, an Index Credit is calculated and applied to the policy value in-force at that time.  There will be five one-year Index Interest Credit Periods within a Segment, unless the Segment commences less than 5 years prior to the Policy’s maturity date. For Segments whose duration is less than 5 years, Index Credits will be calculated and applied in the same manner.

The five-year minimum guarantee will be applied to a Segment as follows.  We will calculate the policy value for your policy using the premiums and deductions allocated to the Segment assuming an interest rate of 2%.  The Index Credit will be a dollar amount calculated annually and equal to the amount of interest calculated during the one-year Index Interest Credit Period, multiplied by the ratio of the index performance during the one-year period over the stipulated interest rate of 2%.  At the end of each five-year Segment (or shorter periods if the Segment commences less than 5 years prior to the Policy’s maturity date), we will calculate the cumulative interest earned in that Segment using a 2% effective annual rate over the Segment Duration.  If the cumulative Index Credits applied over the Segment are less than the minimum cumulative interest using a 2% effective annual rate, we will apply the difference to the policy value in-force at the end of the Segment Duration.

Below is an example of how the Index Credit works in conjunction with the cumulative five-year minimum interest rate guarantee.

Percentage Example:

Segment Date: July 1, 2009

	7/2010	7/2011	7/2012	7/2013	7/2014	Total Growth Over 5 Year Segment
Index Performance	1%	-10%	4%	-10%	3%	-12.37%
Growth Cap	14%	14%	14%	14%	14%
Growth Floor	0%	0%	0%	0%	0%
Stipulated Interest Calc.	2%	2%	2%	2%	2%
Annual Index Credits	1%	0%	4%	0%	3%	8.19%
Cumulative Guarantee Int.	2%	2%	2%	2%	2%	10.41%

Dollar Example (Initial Segment Value = $1,000):

Segment Date: July 1, 2009

	7/2010	7/2011	7/2012	7/2013	7/2014	Total Growth Over 5 Year Segment

Index Performance	10.00	-101.00	36.36	-94.54	25.52	$-123.65

Growth Cap	140.00	140.00	140.00	140.00	140.00

Growth Floor	0.00	0.00	0.00	0.00	0.00

Stipulated Interest Calc.	20.00	20.20	20.20	21.01	21.01

Annual Index Credits	10.00	0.00	40.40	0.00	31.51	$81.91

Cumulative Guarantee Int.	20.00	20.40	20.81	21.22	21.65	$104.08

Additional Credit in dollars due to Five-Year Cumulative Guarantee						$22.17

If the S&P 500 Index is no longer available or it is not practically feasible to use it or we decide to credit interest based on other indices, we reserve the right to add, change or substitute indices but will notify you in advance, before making such a change.  A replacement index for the S&P 500 will be an index consisting of large publicly traded companies operating globally in diverse industries.  If the S&P 500 is replaced, Index Credits will be calculated as though the replacement index has been in place since the Segment commenced.  We also reserve the right to add or modify interest crediting methods.  We will notify you in advance of any change.  Any change will not affect the interest crediting method applicable to an existing Segment unless required by state law.

The manner in which the interest earnings are calculated on policy value allocated to the Indexed Fixed Account is very different from the manner in which appreciation or depreciation is calculated on policy value which is allocated to the subaccount of the Separate Account which invests in shares of the Index 500 Fund. Policy values allocated to the Index 500 Fund subaccount are valued daily based on the net asset value of the Index 500 Fund.  The change in the Fund’s net asset value is fully reflected in the performance of the Index 500 Fund subaccount. The Company does not guarantee any minimum level of performance for the subaccount nor does it set a cap on the performance of the subaccount.  The owner of the Policy bears all of the investment risk of allocating policy value into the Index 500 Fund subaccount.

In contrast, the Indexed Fixed Account is part of the Company’s general account.  Subject to applicable law and regulation, investment of general account assets is at the sole discretion of the Company.  The crediting strategy of the Indexed Fixed Account is linked to the performance of the S&P500 Index (without dividends).  It is a one-year point-to-point crediting strategy that will credit interest based on the one-year performance of the S&P500 (without dividends) between two points in time, with an annual floor, a five-year cumulative floor, and a performance cap, as described above in detail.

As long as you do not have a Traditional Loan outstanding, you may take an Indexed Loan in policy years two and later. An Indexed Loan is not available in New York.  You may borrow up to 95% of your cash surrender value and the minimum amount you may borrow is $250.00.

For the Indexed Loan option, loans are only permitted from policy value allocated to the Indexed Fixed Account. Any policy value in the subaccounts of the Separate Account, the Traditional Fixed Account, or the Holding Fixed Account cannot be loaned under the Indexed Loan option until sufficient value from these accounts are transferred into a Segment of the Indexed Fixed Account on the next subsequent monthly policy anniversary.  Interest on Indexed Loans will be charged at a rate of 6.0% and is payable at the end of each policy year.  If interest is not paid when due, it is added to the loan.  The collateral under the Indexed Loan option remains in the Segment of the Indexed Fixed Account and is credited interest in the same manner as the un-loaned portion of the Segment of the Indexed Fixed Account.  The credited interest rate during any one Index Interest Credit Period will be between 0% and the cap on the Indexed Fixed Account crediting rate for a particular year, which the Company sets in advance at a rate between 4% and 14%.  You might choose an Indexed Loan if you prefer that the collateral for your loan earn interest at a rate based on the performance of the S&P 500, with a minimum rate guaranteed if held for the full Segment Duration, instead of the fixed rate earned on the collateral held for a Traditional Loan.

The interest credited on the collateral for an Indexed Loan at the end of a Segment will be no less than the cumulative guarantee of 2% annually, with any difference between the Indexed Credits earned during the Segment and the 2% cumulative guaranteed interest applied to the Segment at the end of the Segment.

You may repay all or part of a loan at any time.  Upon repayment of an Indexed Loan, the loaned value is re-characterized as un-loaned value and remains in the Indexed Fixed Account.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2009 which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.  The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172.  Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

STATEMENT OF ADDITIONAL INFORMATION

FOR

CORNERSTONE VUL II, III, IV and DIVERSIFIED GROWTH VUL

each a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA 19172

800-523-0650

May 1, 2009

This Statement of Additional Information is not a prospectus. It should be read in conjunction with our Cornerstone VUL II, III, IV and Diversified Growth VUL prospectuses dated May 1, 2009.  A copy of the prospectus for each Policy is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3P, Philadelphia, PA, 19172.  Or, you may call, toll free, 1-800-523-0650.

Table of Contents

Federal Income Tax Considerations	2

Sale of the Policies	6

Performance Information	7

Financial Statements	7

FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the Federal income tax considerations associated with each Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based on Penn Mutual’s understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”).  No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of Each Policy

To qualify as a life insurance contract for federal income tax purposes, a Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).  The manner in which Section 7702 should be applied to certain features of a Policy offered in its prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702.  Nevertheless, Penn Mutual believes it is reasonable to conclude that a Policy will meet the Section 7702 definition of a life insurance contract.  In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk.  If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for a Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above).  The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested.  Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.  In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income.  The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares.  The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy

2

owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies.  We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the contracts may need to be modified to comply with them.

IRC Qualification

For a Cornerstone VUL III, Cornerstone VUL IV or Diversified Growth VUL policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests — a cash value accumulation test or a guideline premium/cash value corridor test.  At the time of issuance of a Policy, you choose which test you want to be applied.  It may not thereafter be changed.  If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•                  Cash Value Accumulation Test - Under the terms of a Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

•                  Guideline Premium/Cash Value Corridor Test - A Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement.  Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under a Policy.  Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under a Policy.  If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test.  However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us.  Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under a Policy.  If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

For a Cornerstone VUL II policy, only the Guideline/Premium Cash Corridor Test is applicable for testing whether the policy is life insurance under the Internal Revenue Code

The following discussion assumes that a Policy qualifies as a life insurance contract for federal income tax purposes.

We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes.  Thus, the death benefit under a Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

3

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to a Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy.  In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if a Policy provided for paid-up future benefits after the payment of seven level annual premiums.  The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change.  At the time a premium is credited which would cause a Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract.  You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code.

The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause a Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

Policies classified as a modified endowment contract will be subject to the following tax rules.  First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time.  Second, loans taken from, or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly.  Past due loan interest that is added to the loan amount will be treated as a loan.  Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59½, is attributable to the owner becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

Distributions from a Policy that is not classified as a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income.  An exception to this general rule occurs in the case of a decrease in a Policy’s death benefit or any other change that reduces benefits under the

4

Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits.  Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in a Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not classified as a modified endowment contract are not treated as distributions.  Instead, such loans are treated as indebtedness of the owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not classified as a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible.  In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible.  The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code.  An owner should consult a competent tax advisor before deducting any interest paid in respect of a policy loan.

Investment in a Policy

Investment in a Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Tax Consequences of the Guaranteed Option to Extend Maturity Date- not available on Cornerstone VUL II

The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years.  An extension of maturity could have adverse tax consequences.  Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Tax Consequences of the Guaranteed Withdrawal Benefit Agreement

The determination of whether your Policy will be treated as a life insurance contract for federal income tax purposes under either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test depends upon your Policy’s cash value (or alternatively, cash surrender value).  Similarly, the determination of the extent to which a distribution from a Policy that is treated as a modified endowment contract is taxable will depend upon the determination of the Policy’s cash value.

There are no definitions for the terms “cash value” or “cash surrender value” in the Code and the other available authorities do not provide certainty in this area.  If you add the Guaranteed Withdrawal Benefit Agreement to your base Policy, we intend to calculate the cash value (or cash surrender value) of your Policy without reflecting any additional amounts as a result of adding this rider to your base Policy.  There is no published guidance from the IRS on this position.  If future applicable authorities clarify that a position other than the one we have taken is applicable, then some policy owners who have added

5

Guaranteed Withdrawal Benefit Agreements to their Policies may experience an increase in the taxable portion of certain distributions from such Policies.  In addition, in the event of such a clarification, we will follow our normal procedures for keeping policies in compliance with Section 7702 (including increasing the face amount of the insurance under your base Policy to ensure that your base Policy continues to qualify as insurance under the Code).  In addition, if there are remaining guaranteed withdrawal payments at the time when the Policy lapses, we will treat distributions of the remaining Benefit Base as taxable income.  You are encouraged to consult your own tax advisor prior to adding a Guaranteed Withdrawal Benefit Agreement to your Policy.

Other Tax Considerations

The transfer of a Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes.  For example, the transfer of a Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed.  Consult with your tax advisor for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations.  The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service IRS.  The summary is not intended as tax advice.  No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

SALE OF THE POLICIES

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies on a continuous basis.  HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969.  The offering is on a continuous basis.  HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual.  HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority.

With respect to VUL IV Policies, Penn Mutual compensated HTK in the approximate amounts of $278,879, $272,481 and $150,118 for the years ending December 31, 2006, 2007, and 2008 respectively, for its services as principal underwriter.

With respect to VUL III Policies, Penn Mutual compensated HTK in the approximate amounts of $14,866, $9,187 and $4,023 for the years ending December 31, 2006, 2007, and 2008 respectively, for its services as principal underwriter.

With respect to VUL II Policies, Penn Mutual compensated HTK in the approximate amounts of $6,176, $5,543 and $2,704 for the years ending December 31, 2006, 2007, and 2008 respectively, for its services as principal underwriter.

6

With respect to Diversified Growth VUL Policies, Penn Mutual compensated HTK in the approximate amounts of $22,057 for the year ending December 31, 2008 for its services as principal underwriter.

PERFORMANCE INFORMATION

We provide performance information for the investment funds offered as investment options under a Policy.  The performance information for the funds does not reflect expenses that apply to the Separate Account or the Policies.  Inclusion of these charges would reduce the performance information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of the Penn Mutual Variable Life Account I of the Company as of December 31, 2008 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages.  The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

7

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

			Limited
		Money	Maturity Bond	Quality	High Yield
	Total	Market Fund†	Fund †	Bond Fund†	Bond Fund†
Assets:
Investments at market value	$702,735,697	$44,082,862	$11,033,795	$35,159,620	$15,494,047
Dividends receivable	75,666	75,666	—	—	—
Receivable for securities sold	4,569,448	294,255	501,132	2,459,511	67,228

Liabilities:
Payable for securities purchased	4,723,786	—	—	—	—

Total Net Assets	$702,657,025	$44,452,783	$11,534,927	$37,619,131	$15,561,275

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies		$2,829,995	$407,624	$2,834,083	$1,952,911
Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II policies		14,676,231	3,691,701	11,046,187	5,162,440
Cornerstone VUL III policies		5,316,052	1,465,229	4,233,968	1,369,664
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies		21,630,340	5,970,373	19,152,557	6,351,559
Momemtum Builder Policies		165	—	352,336	724,701

Total Net Assets		$44,452,783	$11,534,927	$37,619,131	$15,561,275

Cornerstone VUL accumulation of unit values		$15.87	$18.07	$22.76	$19.73

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II accumulation of unit values		$14.70	$16.84	$21.08	$17.74

Cornerstone VUL III accumulation of unit values		$12.95	$14.62	$16.48	$12.41

Cornerstone VUL IV/Variable Estate Max III/ Diversified Growth VUL accumulation of unit values		$12.33	$13.73	$14.82	$12.66

Momemtum Builder accumulation of unit values		$21.99	$—	$39.33	$34.41

Cost of Investments	$1,038,900,086	$44,452,783	$11,486,432	$38,147,851	$22,932,710

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Flexibly	Large	Large Cap	Large Cap
	Managed	Growth Stock	Value	Growth	Index 500
	Fund†	Fund†*	Fund †	Fund †	Fund †
Assets:
Investments at market value	$173,045,665	$21,286,040	$36,327,913	$5,518,443	$70,071,710
Dividends receivable	—	—	—	—	—
Receivable for securities sold	311,712	—	—	—	—

Liabilities:
Payable for securities purchased	—	266,006	574,048	154,743	281,854

Total Net Assets	$173,357,377	$21,020,034	$35,753,865	$5,363,700	$69,789,856

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$21,643,756	$2,417,628	$4,854,740	$175,018	$2,333,546
Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II policies	58,636,254	7,375,279	16,829,151	990,531	27,427,376
Cornerstone VUL III policies	15,667,936	3,864,269	4,548,330	680,857	11,825,597
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	77,068,015	7,272,399	9,382,041	3,517,294	28,203,337
Momemtum Builder Policies	341,416	90,459	139,603	—	—

Total Net Assets	$173,357,377	$21,020,034	$35,753,865	$5,363,700	$69,789,856

Cornerstone VUL accumulation of unit values	$37.58	$11.99	$21.25	$6.76	$12.39

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II accumulation of unit values	$30.16	$10.24	$17.18	$6.70	$12.18

Cornerstone VUL III accumulation of unit values	$18.62	$3.87	$8.30	$6.90	$7.11

Cornerstone VUL IV/Variable Estate Max III/ Diversified Growth VUL accumulation of unit values	$15.70	$5.77	$8.74	$7.11	$8.83

Momemtum Builder accumulation of unit values	$70.69	$16.56	$35.33	$—	$—

Cost of Investments	$254,947,602	$35,238,746	$67,662,645	$9,136,172	$96,890,484

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Mid Cap	Mid Cap	Mid Core	Small Cap	Small Cap
	Growth	Value	Value	Growth	Value	International
	Fund †	Fund †	Fund †**	Fund†	Fund †	Equity Fund†
Assets:
Investments at market value	$20,640,586	$22,200,142	$5,814,661	$20,279,160	$37,142,040	$59,473,106
Dividends receivable	—	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—	641,966

Liabilities:
Payable for securities purchased	540,982	426,780	10,648	503,578	455,436	—

Total Net Assets	$20,099,604	$21,773,362	$5,804,013	$19,775,582	$36,686,604	$60,115,072

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$1,835,672	$1,319,652	$256,136	$1,046,892	$2,386,505	$7,074,276
Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II policies	6,456,321	9,655,264	1,229,174	8,253,757	14,148,613	23,392,885
Cornerstone VUL III policies	3,522,564	3,021,219	813,827	5,399,324	5,513,018	8,591,914
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	8,285,047	7,777,227	3,504,876	5,075,609	14,638,468	21,055,997
Momemtum Builder Policies	—	—	—	—	—	—

Total Net Assets	$20,099,604	$21,773,362	$5,804,013	$19,775,582	$36,686,604	$60,115,072

Cornerstone VUL accumulation of unit values	$11.26	$15.80	$9.49	$15.68	$25.03	$25.65

Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II accumulation of unit values	$9.32	$15.52	$9.40	$15.40	$24.52	$21.97

Cornerstone VUL III accumulation of unit values	$5.19	$10.98	$9.68	$5.18	$16.46	$12.48

Cornerstone VUL IV/Variable Estate Max III/ Diversified Growth VUL accumulation of unit values	$8.40	$10.90	$9.98	$5.84	$15.57	$14.83

Momemtum Builder accumulation of unit values	$—	$—	$—	$—	$—	$—

Cost of Investments	$29,626,428	$41,217,480	$10,522,577	$38,611,241	$58,294,342	$95,161,245

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

						Emerging
	REIT	Balanced	Equity Income	Growth	Asset Manager	Markets Equity
	Fund †	Portfolio††(a)	Portfolio†††(a)	Portfolio†††(a)	Portfolio†††(a)	(Int’l) Portfolio††††(a)
Assets:
Investments at market value	$9,075,680	$—	$—	$—	$—	$—
Dividends receivable	—	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—	—

Liabilities:
Payable for securities purchased	691,074	—	—	—	—	—

Total Net Assets	$8,384,606	$—	$—	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$306,651	$—	$—	$—	$—	$—
Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II policies	1,841,536	—	—	—	—	—
Cornerstone VUL III policies	1,271,253	—	—	—	—	—
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	4,965,166	—	—	—	—	—
Momemtum Builder Policies	—	—	—	—	—	—

Total Net Assets	$8,384,606	$—	$—	$—	$—	$—

Cornerstone VUL accumulation of unit values	$12.02	$—	$—	$—	$—	$—

Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II accumulation of unit values	$11.90	$—	$—	$—	$—	$—

Cornerstone VUL III accumulation of unit values	$12.27	$—	$—	$—	$—	$—

Cornerstone VUL IV/Variable Estate Max III/ Diversified Growth VUL accumulation of unit values	$12.64	$—	$—	$—	$—	$—

Momemtum Builder accumulation of unit values	$—	$—	$—	$—	$—	$—

Cost of Investments	$16,990,202	$—	$—	$—	$—	$—

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Large Core	Large Core	SMID Cap	SMID Cap	Emerging	Small Cap
	Growth	Value	Growth	Value	Markets Equity	Index
	Fund†	Fund†	Fund†	Fund†	Fund†	Fund†
Assets:
Investments at market value	$42,728,857	$32,399,342	$23,761	$137,060	$16,836,955	$121,154
Dividends receivable	—	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—	690

Liabilities:
Payable for securities purchased	386,725	113,982	283	868	314,235	—

Total Net Assets	$42,342,132	$32,285,360	$23,478	$136,192	$16,522,720	$121,844

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$3,366,458	$2,112,279	$—	$—	$876,928	$1,740
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	21,327,799	16,465,129	4,334	41,428	5,947,459	9,724
Cornerstone VUL III policies	8,789,525	4,108,479	772	15,820	3,023,132	926
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	8,858,350	9,599,473	18,372	78,944	6,675,201	109,454
Momemtum Builder Policies	—	—	—	—	—	—

Total Net Assets	$42,342,132	$32,285,360	$23,478	$136,192	$16,522,720	$121,844

Cornerstone VUL accumulation of unit values	$6.14	$7.28	$6.48	$6.82	$6.00	$6.99

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II accumulation of unit values	$6.14	$7.27	$6.48	$6.81	$5.99	$6.98

Cornerstone VUL III accumulation of unit values	$6.15	$7.28	$6.49	$6.82	$6.00	$6.99

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL accumulation of unit values	$6.16	$7.29	$6.50	$6.84	$6.01	$7.00

Momemtum Builder accumulation of unit values	$—	$—	$—	$—	$—	$—

Cost of Investments	$67,813,658	$44,161,135	$23,881	$132,804	$26,800,906	$156,485

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Developed		Aggressive	Moderately	Moderate	Moderately
	International	Balanced	Allocation	Aggressive	Allocation	Conservative
	Index Fund†	Fund†	Fund†	Allocation Fund†	Fund†	Allocation Fund†
Assets:
Investments at market value	$51,783	$20,626,045	$462,537	$993,955	$977,950	$452,144
Dividends receivable	—	—	—	—	—	—
Receivable for securities sold	100	176,200	—	30,858	13,268	71,974

Liabilities:
Payable for securities purchased	—	—	2,544	—	—	—

Total Net Assets	$51,883	$20,802,245	$459,993	$1,024,813	$991,218	$524,118

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$—	$2,058,424	$—	$54,708	$76,128	$—
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	7,013	9,278,665	365,372	39,170	371,798	60,108
Cornerstone VUL III policies	14,690	3,954,443	—	7,016	212,562	61,879
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	30,180	5,510,713	94,621	923,919	330,730	402,131
Momemtum Builder Policies	—	—	—	—	—	—

Total Net Assets	$51,883	$20,802,245	$459,993	$1,024,813	$991,218	$524,118

Cornerstone VUL accumulation of unit values	$7.13	$8.50	$7.04	$7.77	$8.10	$8.63

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II accumulation of unit values	$7.13	$8.50	$7.04	$7.77	$8.10	$8.62

Cornerstone VUL III accumulation of unit values	$7.14	$8.51	$7.05	$7.78	$8.11	$8.64

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL accumulation of unit values	$7.15	$8.53	$7.06	$7.79	$8.12	$8.65

Momemtum Builder accumulation of unit values	$—	$—	$—	$—	$—	$—

Cost of Investments	$45,245	$25,130,870	$433,700	$1,023,705	$1,013,324	$561,051

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

Conservative
Allocation
Fund†
Assets:
Investments at market value	$278,684
Dividends receivable	—
Receivable for securities sold	554

Liabilities:
Payable for securities purchased	—

Total Net Assets	$279,238

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$—
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	24,200
Cornerstone VUL III policies	10,626
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	244,412
Momemtum Builder Policies	—

Total Net Assets	$279,238

Cornerstone VUL accumulation of unit values	$9.31

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II accumulation of unit values	$9.31

Cornerstone VUL III accumulation of unit values	$9.32

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL accumulation of unit values	$9.34

Momemtum Builder accumulation of unit values	$—

Cost of Investments	$284,382

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

			Limited
		Money	Maturity Bond	Quality Bond	High Yield
	Total	Market Fund†	Fund †	Fund†	Bond Fund†
Net Investment Income (Loss):
Dividends	$18,934,615	$1,015,296	$396,270	$1,870,553	$1,966,542
Expense:
Mortality and expense risk charges	17,945,863	899,247	243,623	954,469	367,889

Net investment income (loss)	988,752	116,049	152,647	916,084	1,598,653

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(33,074,447)	—	27,262	(92,367)	(1,030,196)
Realized gains distributions	18,419,014	—	—	661,513	—

Net realized gain (loss) from investment transactions	(14,655,433)	—	27,262	569,146	(1,030,196)
Net change in unrealized appreciation (depreciation) of investments	(380,176,792)	—	120,005	(504,171)	(6,035,028)

Net realized and unrealized gain (loss) on investments	(394,832,225)	—	147,267	64,975	(7,065,224)

Net increase (decrease) in net assets resulting from operations	$(393,843,473)	$116,049	$299,914	$981,059	$(5,466,571)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Flexibly	Large	Large Cap	Large Cap
	Managed	Growth Stock	Value	Growth	Index 500
	Fund†	Fund†*	Fund †	Fund †	Fund †
Net Investment Income (Loss):
Dividends	$6,070,578	$63,965	$911,766	$28,728	$1,985,685
Expense:
Mortality and expense risk charges	4,840,650	584,544	746,131	207,869	1,830,729

Net investment income (loss)	1,229,928	(520,579)	165,635	(179,141)	154,956

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(515,665)	(2,965,655)	(2,855,771)	(354,241)	(486,884)
Realized gains distributions	2,846,369	—	461,866	136,764	—

Net realized gain (loss) from investment transactions	2,330,704	(2,965,655)	(2,393,905)	(217,477)	(486,884)
Net change in unrealized appreciation (depreciation) of investments	(77,255,831)	(12,247,726)	(28,093,105)	(3,922,857)	(42,190,040)

Net realized and unrealized gain (loss) on investments	(74,925,127)	(15,213,381)	(30,487,010)	(4,140,334)	(42,676,924)

Net increase (decrease) in net assets resulting from operations	$(73,695,199)	$(15,733,960)	$(30,321,375)	$(4,319,475)	$(42,521,968)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Mid Cap	Mid Cap	Mid Core	Small Cap	Small Cap	International
	Growth	Value	Value	Growth	Value	Equity
	Fund †	Fund †	Fund †**	Fund†	Fund †	Fund†
Net Investment Income (Loss):
Dividends	$—	$316,186	$137,092	$—	$409,735	$1,949,163
Expense:
Mortality and expense risk charges	570,754	573,374	220,549	432,165	969,541	1,591,843

Net investment income (loss)	(570,754)	(257,188)	(83,457)	(432,165)	(559,806)	357,320

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	451,797	(713,585)	(737,246)	(2,499,904)	(1,756,338)	(893,847)
Realized gains distributions	—	—	249,048	—	687,253	3,489,028

Net realized gain (loss) from investment transactions	451,797	(713,585)	(488,198)	(2,499,904)	(1,069,085)	2,595,181
Net change in unrealized appreciation (depreciation) of investments	(19,369,026)	(19,416,274)	(3,442,445)	(17,179,936)	(13,344,877)	(49,704,480)

Net realized and unrealized gain (loss) on investments	(18,917,229)	(20,129,859)	(3,930,643)	(19,679,840)	(14,413,962)	(47,109,299)

Net increase (decrease) in net assets resulting from operations	$(19,487,983)	$(20,387,047)	$(4,014,100)	$(20,112,005)	$(14,973,768)	$(46,751,979)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

						Emerging
	REIT	Balanced	Equity Income	Growth	Asset Manager	Markets Equity
	Fund †	Portfolio††(b)	Portfolio†††(b)	Portfolio†††(b)	Portfolio†††(b)	(Int’l) Portfolio††††(b)
Net Investment Income (Loss):
Dividends	$438,466	$—	$—	$—	$—	$—
Expense:
Mortality and expense risk charges	335,371	125,001	498,491	618,088	107,592	421,040

Net investment income (loss)	103,095	(125,001)	(498,491)	(618,088)	(107,592)	(421,040)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(1,382,127)	(242,734)	(9,320,017)	1,663,192	(820,114)	(5,021,451)
Realized gains distributions	—	—	47,231	—	1,149,198	8,688,254

Net realized gain (loss) from investment transactions	(1,382,127)	(242,734)	(9,272,786)	1,663,192	329,084	3,666,803
Net change in unrealized appreciation (depreciation) of investments	(3,990,654)	(1,675,550)	547,516	(15,595,058)	(964,330)	(13,897,012)

Net realized and unrealized gain (loss) on investments	(5,372,781)	(1,918,284)	(8,725,270)	(13,931,866)	(635,246)	(10,230,209)

Net increase (decrease) in net assets resulting from operations	$(5,269,686)	$(2,043,285)	$(9,223,761)	$(14,549,954)	$(742,838)	$(10,651,249)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the  fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Large Core	Large Core	SMID Cap	SMID Cap	Emerging	Small Cap
	Growth	Value	Growth	Value	Markets Equity	Index
	Fund†(c)	Fund†(c)	Fund†(c)	Fund†(c)	Fund†(c)	Fund†(c)
Net Investment Income (Loss):
Dividends	$98,530	$316,688	$—	$667	$63,455	$718
Expense:
Mortality and expense risk charges	262,394	237,635	253	315	167,492	691

Net investment income (loss)	(163,864)	79,053	(253)	352	(104,037)	27

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(1,450,680)	(682,902)	(298)	(294)	(1,104,895)	(724)
Realized gains distributions	—	—	—	—	—	—

Net realized gain (loss) from investment transactions	(1,450,680)	(682,902)	(298)	(294)	(1,104,895)	(724)
Net change in unrealized appreciation (depreciation) of investments	(25,471,527)	(11,875,776)	(403)	3,389	(10,278,186)	(34,641)

Net realized and unrealized gain (loss) on investments	(26,922,207)	(12,558,678)	(701)	3,095	(11,383,081)	(35,365)

Net increase (decrease) in net assets resulting from operations	$(27,086,071)	$(12,479,625)	$(954)	$3,447	$(11,487,118)	$(35,338)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Developed		Aggressive	Moderately	Moderate	Moderately
	International	Balanced	Allocation	Aggressive	Allocation	Conservative
	Index Fund†(c)	Fund†(c)	Fund†(c)	Allocation Fund†(c)	Fund†(c)	Allocation Fund†(c)
Net Investment Income (Loss):
Dividends	$214	$820,640	$6,628	$19,378	$22,962	$16,193
Expense:
Mortality and expense risk charges	295	120,805	3,514	6,890	2,449	3,096

Net investment income (loss)	(81)	699,835	3,114	12,488	20,513	13,097

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(175)	(232,398)	(1,024)	(28,198)	(12,474)	(20,771)
Realized gains distributions	—	—	482	415	461	1,094

Net realized gain (loss) from investment transactions	(175)	(232,398)	(542)	(27,783)	(12,013)	(19,677)
Net change in unrealized appreciation (depreciation) of investments	6,639	(4,328,625)	26,293	1,108	(22,107)	(36,933)

Net realized and unrealized gain (loss) on investments	6,464	(4,561,023)	25,751	(26,675)	(34,120)	(56,610)

Net increase (decrease) in net assets resulting from operations	$6,383	$(3,861,188)	$28,865	$(14,187)	$(13,607)	$(43,513)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

Conservative
Allocation
Fund†(c)
Net Investment Income (Loss):
Dividends	$8,517
Expense:
Mortality and expense risk charges	1,074

Net investment income (loss)	7,443

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	6,277
Realized gains distributions	38

Net realized gain (loss) from investment transactions	6,315
Net change in unrealized appreciation (depreciation) of investments	(5,144)

Net realized and unrealized gain (loss) on investments	1,171

Net increase (decrease) in net assets resulting from operations	$8,614

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) On August 25, 2008, the fund was closed for investment to contract owners..

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

	Total		Money Market Fund†		Limited Maturity Bond Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$988,752	$1,640,775	$116,049	$1,247,424	$152,647	$225,449
Net realized gain (loss) from investment transactions	(14,655,433)	96,466,029	—	—	27,262	(5,721)
Net change in unrealized appreciation (depreciation) of investments	(380,176,792)	(25,282,288)	—	—	120,005	133,058
Net increase (decrease) in net assets resulting from operations	(393,843,473)	72,824,516	116,049	1,247,424	299,914	352,786

Variable Life Activities:
Purchase payments	123,349,356	138,277,863	13,309,075	17,887,437	1,579,961	1,281,496
Death benefits	(5,353,427)	(2,094,356)	(3,538)	(4,660)	(31,938)	(428)
Cost of insurance	(62,787,553)	(61,876,579)	(2,568,204)	(2,509,541)	(813,490)	(654,024)
Net transfers	(22,223,192)	(24,155,271)	3,132,826	(12,315,280)	926,523	922,725
Transfer of policy loans	5,253,699	4,094,112	215,230	282,005	9,779	19,128
Contract administration charges	(3,340,691)	(4,247,476)	(114,520)	(237,324)	(31,920)	(28,941)
Surrender benefits	(68,109,309)	(74,714,078)	(7,539,019)	(5,919,389)	(1,143,873)	(1,084,112)
Net increase (decrease) in net assets resulting from variable life activities	(33,211,117)	(24,715,785)	6,431,850	(2,816,752)	495,042	455,844
Total increase (decrease) in net assets	(427,054,590)	48,108,731	6,547,899	(1,569,328)	794,956	808,630
Net Assets:
Beginning of year	1,129,711,615	1,081,602,884	37,904,884	39,474,212	10,739,971	9,931,341
End of year	$702,657,025	$1,129,711,615	$44,452,783	$37,904,884	$11,534,927	$10,739,971

	Quality Bond Fund†		High Yield Bond Fund†		Flexibly Managed Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$916,084	$1,030,014	$1,598,653	$1,242,269	$1,229,928	$1,085,265
Net realized gain (loss) from investment transactions	569,146	(71,987)	(1,030,196)	(60,043)	2,330,704	24,722,749
Net change in unrealized appreciation (depreciation) of investments	(504,171)	817,536	(6,035,028)	(751,292)	(77,255,831)	(19,590,024)
Net increase (decrease) in net assets resulting from operations	981,059	1,775,563	(5,466,571)	430,934	(73,695,199)	6,217,990

Variable Life Activities:
Purchase payments	4,823,543	5,315,922	2,381,858	2,397,451	29,521,480	31,339,509
Death benefits	(122,462)	(17,347)	(88,731)	(63,244)	(841,117)	(849,026)
Cost of insurance	(2,810,309)	(2,376,907)	(1,453,007)	(1,375,133)	(15,278,341)	(14,460,113)
Net transfers	(1,007,260)	2,808,312	(539,443)	(199,382)	(8,430,742)	7,546,497
Transfer of policy loans	76,075	102,026	145,153	48,116	1,231,979	1,062,640
Contract administration charges	(127,471)	(235,737)	(63,209)	(68,424)	(835,281)	(930,628)
Surrender benefits	(4,950,257)	(6,267,016)	(1,550,373)	(1,820,708)	(14,585,020)	(12,923,508)
Net increase (decrease) in net assets resulting from variable life activities	(4,118,141)	(670,747)	(1,167,752)	(1,081,324)	(9,217,042)	10,785,371
Total increase (decrease) in net assets	(3,137,082)	1,104,816	(6,634,323)	(650,390)	(82,912,241)	17,003,361
Net Assets:
Beginning of year	40,756,213	39,651,397	22,195,598	22,845,988	256,269,618	239,266,257
End of year	$37,619,131	$40,756,213	$15,561,275	$22,195,598	$173,357,377	$256,269,618

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(b) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

(continued)

	Large Growth Stock Fund†*		Large Cap Value Fund†		Large Cap Growth Fund †		Index 500 Fund†
	2008	2007	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(520,579)	$(430,193)	$165,635	$93,802	$(179,141)	$(177,386)	$154,956	$(65,696)
Net realized gain (loss) from investment transactions	(2,965,655)	(1,920,022)	(2,393,905)	9,173,417	(217,477)	567,683	(486,884)	2,898,317
Net change in unrealized appreciation (depreciation) of investments	(12,247,726)	4,824,854	(28,093,105)	(7,438,836)	(3,922,857)	(186,931)	(42,190,040)	1,452,027
Net increase (decrease) in net assets resulting from operations	(15,733,960)	2,474,639	(30,321,375)	1,828,383	(4,319,475)	203,366	(42,521,968)	4,284,648

Variable Life Activities:
Purchase payments	4,351,371	4,861,510	5,046,877	6,090,486	1,219,758	1,623,858	10,212,072	11,879,742
Death benefits	(62,076)	(60,871)	(610,305)	(110,522)	(35,041)	(1,380)	(777,853)	(156,977)
Cost of insurance	(2,286,088)	(2,214,469)	(3,331,228)	(3,694,017)	(504,310)	(530,402)	(6,630,220)	(6,826,678)
Net transfers	(34,307)	686,312	(1,914,568)	(2,462,722)	130,273	(354,548)	(1,535,425)	(6,077,822)
Transfer of policy loans	254,856	155,197	356,226	235,033	26,863	93,817	304,395	271,129
Contract administration charges	(123,397)	(142,401)	(176,499)	(204,986)	(33,515)	(42,334)	(299,565)	(351,407)
Surrender benefits	(1,572,034)	(2,125,265)	(3,837,128)	(4,213,274)	(547,698)	(808,299)	(6,032,394)	(7,448,064)
Net increase (decrease) in net assets resulting from variable life activities	528,325	1,160,013	(4,466,625)	(4,360,002)	256,330	(19,288)	(4,758,990)	(8,710,077)
Total increase (decrease) in net assets	(15,205,635)	3,634,652	(34,788,000)	(2,531,619)	(4,063,145)	184,078	(47,280,958)	(4,425,429)
Net Assets:
Beginning of year	36,225,669	32,591,017	70,541,865	73,073,484	9,426,845	9,242,767	117,070,814	121,496,243
End of year	$21,020,034	$36,225,669	$35,753,865	$70,541,865	$5,363,700	$9,426,845	$69,789,856	$117,070,814

	Mid Cap		Mid Cap		Mid Core
	Growth Fund†		Value Fund†		Value Fund †**		Small Cap Growth Fund†
	2008	2007	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(570,754)	$(579,872)	$(257,188)	$(154,777)	$(83,457)	$(173,990)	$(432,165)	$(489,092)
Net realized gain (loss) from investment transactions	451,797	1,766,660	(713,585)	3,918,075	(488,198)	1,426,403	(2,499,904)	(982,593)
Net change in unrealized appreciation (depreciation) of investments	(19,369,026)	6,484,802	(19,416,274)	(2,774,779)	(3,442,445)	(1,391,287)	(17,179,936)	4,052,898
Net increase (decrease) in net assets resulting from operations	(19,487,983)	7,671,590	(20,387,047)	988,519	(4,014,100)	(138,874)	(20,112,005)	2,581,213

Variable Life Activities:
Purchase payments	3,805,754	3,956,028	3,764,390	4,512,343	1,365,714	1,528,931	4,077,097	4,836,719
Death benefits	(54,797)	(29,300)	(585,446)	(63,833)	(5,784)	(654)	(382,186)	(55,688)
Cost of insurance	(1,952,436)	(1,867,181)	(2,091,955)	(2,270,075)	(514,597)	(508,605)	(2,089,580)	(2,370,174)
Net transfers	(42,983)	(1,248,089)	(1,451,821)	(1,814,847)	(351,266)	(903,083)	(187,804)	(2,761,015)
Transfer of policy loans	227,032	126,030	305,806	127,994	44,576	42,799	256,873	150,998
Contract administration charges	(119,722)	(122,773)	(112,579)	(132,414)	(39,764)	(42,140)	(136,316)	(228,549)
Surrender benefits	(2,052,003)	(2,796,433)	(1,918,464)	(2,404,827)	(527,144)	(556,180)	(1,893,839)	(2,167,651)
Net increase (decrease) in net assets resulting from variable life activities	(189,155)	(1,981,718)	(2,090,069)	(2,045,659)	(28,265)	(438,932)	(355,755)	(2,595,360)
Total increase (decrease) in net assets	(19,677,138)	5,689,872	(22,477,116)	(1,057,140)	(4,042,365)	(577,806)	(20,467,760)	(14,147)
Net Assets:
Beginning of year	39,776,742	34,086,870	44,250,478	45,307,618	9,846,378	10,424,184	40,243,342	40,257,489
End of year	$20,099,604	$39,776,742	$21,773,362	$44,250,478	$5,804,013	$9,846,378	$19,775,582	$40,243,342

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(b) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

(continued)

					REIT		Balanced
	Small Cap Value Fund †		International Equity Fund†		Fund †		Portfolio††
	2008	2007	2008	2007	2008	2007	2008(b)	2007
Operations:
Net investment income (loss)	$(559,806)	$(504,886)	$357,320	$(981,747)	$103,095	$133,179	$(125,001)	$(15,006)
Net realized gain (loss) from investment transactions	(1,069,085)	10,180,842	2,595,181	23,728,679	(1,382,127)	3,641,479	(242,734)	219,812
Net change in unrealized appreciation (depreciation) of investments	(13,344,877)	(13,717,622)	(49,704,480)	(5,743,134)	(3,990,654)	(7,523,392)	(1,675,550)	1,831,238
Net increase (decrease) in net assets resulting from operations	(14,973,768)	(4,041,666)	(46,751,979)	17,003,798	(5,269,686)	(3,748,734)	(2,043,285)	2,036,044

Variable Life Activities:
Purchase payments	5,605,266	6,513,073	10,442,162	10,715,446	2,155,332	3,076,784	875,129	1,514,367
Death benefits	(73,446)	(126,931)	(156,828)	(109,179)	(22,795)	(41,820)	(24,820)	(55,653)
Cost of insurance	(2,963,178)	(3,008,256)	(5,160,567)	(4,826,798)	(882,495)	(1,010,639)	(581,330)	(981,213)
Net transfers	(3,562,086)	945,286	(4,023,993)	853,562	(1,090,074)	(2,422,745)	(13,609,083)	(298,518)
Transfer of policy loans	242,315	186,185	474,168	320,899	129,466	138,658	15,334	144,118
Contract administration charges	(178,675)	(322,877)	(268,412)	(285,320)	(53,064)	(125,751)	(34,453)	(54,811)
Surrender benefits	(2,984,946)	(3,293,752)	(4,892,755)	(5,664,668)	(624,791)	(1,081,419)	(634,208)	(840,751)
Net increase (decrease) in net assets resulting from variable life activities	(3,914,750)	892,728	(3,586,225)	1,003,942	(388,421)	(1,466,932)	(13,993,431)	(572,461)
Total increase (decrease) in net assets	(18,888,518)	(3,148,938)	(50,338,204)	18,007,740	(5,658,107)	(5,215,666)	(16,036,716)	1,463,583
Net Assets:
Beginning of year	55,575,122	58,724,060	110,453,276	92,445,536	14,042,713	19,258,379	16,036,716	14,573,133
End of year	$36,686,604	$55,575,122	$60,115,072	$110,453,276	$8,384,606	$14,042,713	$—	$16,036,716

	Equity Income		Growth		Asset Manager		Emerging Markets Equity
	Portfolio†††		Portfolio†††		Portfolio†††		(Int’l) Portfolio††††
	2008(b)	2007	2008(b)	2007	2008(b)	2007	2008(b)	2007
Operations:
Net investment income (loss)	$(498,491)	$240,707	$(618,088)	$(290,073)	$(107,592)	$581,664	$(421,040)	$(376,280)
Net realized gain (loss) from investment transactions	(9,272,786)	6,487,966	1,663,192	742,668	329,084	364,563	3,666,803	9,667,082
Net change in unrealized appreciation (depreciation) of investments	547,516	(6,566,012)	(15,595,058)	18,086,374	(964,330)	641,656	(13,897,012)	2,076,578
Net increase (decrease) in net assets resulting from operations	(9,223,761)	162,661	(14,549,954)	18,538,969	(742,838)	1,587,883	(10,651,249)	11,367,380

Variable Life Activities:
Purchase payments	3,524,351	5,975,055	5,097,169	8,013,095	702,396	1,146,739	2,527,905	3,811,872
Death benefits	(595,286)	(150,039)	(615,866)	(109,958)	(25,441)	(16,089)	(72,510)	(70,757)
Cost of insurance	(2,065,259)	(3,334,853)	(3,136,650)	(4,644,179)	(507,873)	(718,485)	(1,203,234)	(1,694,837)
Net transfers	(46,242,387)	(676,900)	(71,389,424)	(4,208,428)	(11,677,905)	(226,270)	(29,616,465)	(1,948,316)
Transfer of policy loans	170,436	179,157	194,251	208,498	5,950	44,636	210,677	155,049
Contract administration charges	(99,733)	(176,669)	(189,694)	(304,680)	(20,606)	(31,356)	(69,687)	(177,954)
Surrender benefits	(2,338,985)	(3,516,810)	(3,708,429)	(5,673,661)	(327,658)	(720,853)	(1,717,612)	(3,387,438)
Net increase (decrease) in net assets resulting from variable life activities	(47,646,863)	(1,701,059)	(73,748,643)	(6,719,313)	(11,851,137)	(521,678)	(29,940,926)	(3,312,381)
Total increase (decrease) in net assets	(56,870,624)	(1,538,398)	(88,298,597)	11,819,656	(12,593,975)	1,066,205	(40,592,175)	8,054,999
Net Assets:
Beginning of year	56,870,624	58,409,022	88,298,597	76,478,941	12,593,975	11,527,770	40,592,175	32,537,176
End of year	$—	$56,870,624	$—	$88,298,597	$—	$12,593,975	$—	$40,592,175

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(b) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2008

(continued)

	Large Core Growth	Large Core Value	SMID Cap Growth	SMID Cap Value	Emerging Markets	Small Cap Index	Developed
	Fund†	Fund†	Fund†	Fund†	Equity Fund†	Fund†	International Index†
	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)
Operations:
Net investment income (loss)	$(163,864)	$79,053	$(253)	$352	$(104,037)	$27	$(81)
Net realized gain (loss) from investment transactions	(1,450,680)	(682,902)	(298)	(294)	(1,104,895)	(724)	(175)
Net change in unrealized appreciation (depreciation) of investments	(25,471,527)	(11,875,776)	(403)	3,389	(10,278,186)	(34,641)	6,639
Net increase (decrease) in net assets resulting from operations	(27,086,071)	(12,479,625)	(954)	3,447	(11,487,118)	(35,338)	6,383

Variable Life Activities:
Purchase payments	2,413,400	1,648,715	6,721	39,555	1,095,754	1,300	8,379
Death benefits	(61,937)	(45,483)	—	—	(21,067)	—	—
Cost of insurance	(1,585,527)	(1,127,706)	(166)	(596)	(535,425)	(676)	(560)
Net transfers	69,553,289	44,908,719	17,945	93,815	28,048,222	156,585	37,719
Transfer of policy loans	97,966	50,508	(46)	—	74,668	—	—
Contract administration charges	(94,144)	(52,716)	(22)	(29)	(30,676)	(27)	(38)
Surrender benefits	(894,844)	(617,052)	—	—	(621,638)	—	—
Net increase (decrease) in net assets resulting from variable life activities	69,428,203	44,764,985	24,432	132,745	28,009,838	157,182	45,500
Total increase (decrease) in net assets	42,342,132	32,285,360	23,478	136,192	16,522,720	121,844	51,883
Net Assets:
Beginning of year	—	—	—	—	—	—	—
End of year	$42,342,132	$32,285,360	$23,478	$136,192	$16,522,720	$121,844	$51,883

			Moderately	Moderate	Moderatley	Conservative
	Balanced	Aggressive	Aggressive	Allocation	Conservative	Allocation
	Fund†	Allocation Fund†	Allocation Fund†	Fund†	Allocation Fund†	Fund†
	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)
Operations:
Net investment income (loss)	$699,835	$3,114	$12,488	$20,513	$13,097	$7,443
Net realized gain (loss) from investment transactions	(232,398)	(542)	(27,783)	(12,013)	(19,677)	6,315
Net change in unrealized appreciation (depreciation) of investments	(4,328,625)	26,293	1,108	(22,107)	(36,933)	(5,144)
Net increase (decrease) in net assets resulting from operations	(3,861,188)	28,865	(14,187)	(13,607)	(43,513)	8,614

Variable Life Activities:
Purchase payments	776,471	36,032	527,451	235,029	21,990	149,899
Death benefits	(36,674)	—	—	—	—	—
Cost of insurance	(669,874)	(5,153)	(15,775)	(8,213)	(6,281)	(7,250)
Net transfers	24,916,551	400,654	528,160	778,620	552,314	301,629
Transfer of policy loans	132,641	122	—	400	—	—
Contract administration charges	(31,983)	(527)	(836)	(1,011)	(392)	(208)
Surrender benefits	(423,699)	—	—	—	—	(173,446)
Net increase (decrease) in net assets resulting from variable life activities	24,663,433	431,128	1,039,000	1,004,825	567,631	270,624
Total increase (decrease) in net assets	20,802,245	459,993	1,024,813	991,218	524,118	279,238
Net Assets:
Beginning of year	—	—	—	—	—	—
End of year	$20,802,245	$459,993	$1,024,813	$991,218	$524,118	$279,238

†         Investment in Penn Series Funds, Inc., an affiliate of Separate Account

††       Investment in Neuberger Berman Advisers Management Trust

†††     Investment in Fidelity Investments’ Variable Insurance Products Funds I and II

††††   Investment in Van Kampen’s The Universal Institutional Funds, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(a) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(b) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Notes to Financial Statements - December 31, 2008

Note 1.   Organization

Penn Mutual Variable Life Account I (“Account I”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.  Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits.  Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Diversified Growth VUL, Variable EstateMax, Variable EstateMax II, Variable EstateMax III, Survivorship Growth VUL and Momentum Builder variable life products.  Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from Penn Mutual’s other assets and liabilities. The portion of Account I’s assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

Note 2.   Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2008 and the reported amounts from operations and variable life activities during 2008 and 2007.  Actual results could differ significantly with those estimates.  The significant accounting policies of Account I are as follows:

Investments - Assets of Account I are invested into subaccounts, which invest in the shares of Penn Series Funds, Inc. (“Penn Series”), an affiliate of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Growth, Small Cap Value, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index, Developed International Index, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation , Moderately Conservative Allocation and Conservative Allocation.

On August 25, 2008, Penn Series launched thirteen additional funds, six of which are “fund-of-funds” (“FOF”).  The new funds are as follows:  Large Core Growth Fund, Large Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Emerging Markets Equity Fund, Small Cap Index Fund, Developed International Index Fund, Balanced Fund (FOF), Aggressive Allocation Fund (FOF), Moderately Aggressive Allocation Fund (FOF), Moderate Allocation Fund (FOF), Moderately Conservative Allocation Fund (FOF) and Conservative Allocation Fund (FOF).  For Fund of Funds, each Portfolio seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Neuberger Berman Advisers Management Trust (“AMT”): Balanced Portfolio; Fidelity Investments’ Variable Insurance Products Funds I and II (“Fidelity”): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (“Van Kampen”): Emerging Markets Equity (Int’l) Portfolio were closed for investment to contract owners on August 25, 2008.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period.  These amounts will be deposited to or withdrawn from separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

Penn Series, AMT, Fidelity and Van Kampen are open-end diversified management investment companies.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios.  Dividend income and realized gain distributions are recorded on the ex-dividend date.  Investment transactions are accounted for on a trade date basis.

Federal Income Taxes — The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based fail to meet applicable diversification requirements.  The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of the IRC. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.  Account I adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP.  The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies.  Accordingly, the adoption had no impact on our financial condition or results of operations.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices for identical instruments in active markets.  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can corroborated by observable market data for substantially the full term of the assets.

Accounting Pronouncements (continued)

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair value of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.   Purchases and Sales of Investments

The following table shows the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of each fund or portfolio for the period ended December 31, 2008:

	Purchases	Sales
Money Market Fund	$28,950,885	$22,402,986
Limited Maturity Bond Fund	4,962,616	4,314,928
Quality Bond Fund	12,181,331	14,721,876
High Yield Bond Fund	5,315,410	4,884,510
Flexibly Managed Fund	27,839,458	32,980,200
Large Growth Stock Fund(a)	4,684,652	4,676,907
Large Cap Value Fund	5,606,810	9,445,934
Large Cap Growth Fund	1,821,872	1,607,920
Index 500 Fund	10,138,766	14,742,800
Mid Cap Growth Fund	4,751,127	5,511,037
Mid Cap Value Fund	4,460,003	6,807,260
Mid Core Value Fund(b)	1,857,088	1,719,763
Small Cap Growth Fund	4,046,545	4,834,464
Small Cap Value Fund	5,749,950	9,537,253
International Equity Fund	15,251,337	14,991,214
REIT Fund	3,611,394	3,896,719
Balanced Portfolio	1,150,730	15,269,163
Equity Income Portfolio	2,788,640	50,886,764
Growth Portfolio	3,589,663	77,956,396
Asset Manager Portfolio	2,863,092	13,672,624
Emerging Markets Equity (Int’l) Portfolio	11,598,442	33,272,155
Large Core Growth Fund	72,862,324	3,597,985
Large Core Value Fund	47,453,363	2,609,326
SMID Cap Growth Fund	25,650	1,472
SMID Cap Value Fund	133,731	634
Emerging Markets Equity Fund	30,470,824	2,565,024
Small Cap Index Fund	159,164	1,955
Developed International Index Fund	46,114	695
Balanced Fund	27,535,185	2,171,919
Aggressive Allocation Fund	438,532	3,808
Moderately Aggressive Allocation Fund	1,134,802	82,901
Moderate Allocation Fund	1,121,555	95,756
Moderately Conservative Allocation Fund	946,155	364,333
Conservative Allocation Fund	454,713	176,609

(a) Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

(b) Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

Note 4.   Related Party Transactions and Contract Charges

Penn Mutual received $84,076,478 and $83,855,748 from Account I for the years ended December 31, 2008 and 2007.  These charges include those assessed through a reduction in unit value, as well as those assessed through redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder.

These are as follows:

Products	Mortality & Risk Expense		Guaranteed Maximum Rate
Cornerstone VUL	0.75%		0.90%

Cornerstone VUL II	0.90%	(policy years 1 - 15)	0.90%
	0.60%	(policy years 16+)

Cornerstone VUL III	0.45%		0.90%

Cornerstone VUL IV	0.45%	on the first $25,000 of account value, 0.15% on account value in excess of $25,000; and a monthly expense charge per $1,000 of specified amount during first 10 years varying by issue age and rate class. The same load will apply for the first 10 years following an increase in specified amount.	0.60%

on the first $50,000 of account value, 0.30% on account value in excess of $50,000; and a monthly expense charge per $1,000 of specified amount during first 10 years varying by issue age and rate class. The same load will apply for the first 10 years following an increase in specified amount.

Diversified Growth VUL	0.35%	On the first $25,000 of account value, 0.05% on account value in excess of $25,000; and a monthly expense charge per $1,000 of specified amount during first 10 years varying by issue age and rate class. The same load will apply for the first 10 years following an increase in specified amount.	0.60%

on the first $50,000 of account value, 0.30% on account value in excess of $50,000; and a monthly expense charge per $1,000 of specified amount during first 10 years varying by issue age and rate class. The same load will apply for the first 10 years following an increase in specified amount.

Variable Estate Max	0.90%	(policy years 1 - 15)	0.90%
	0.60%	(policy years 16+)

Variable Estate Max II	0.90%	(policy years 1 - 15)	0.90%
	0.60%	(policy years 16+)

Variable Estate Max III	0.60%	(policy years 1 - 10)	0.90%	(policy years 1 - 10)
	0.05%	(policy years 11+)	0.35%	(policy years 11+)

and a monthly expense charge per $1,000 of Specified Amount during first 10 years. The same load will apply for the first 10 years following an increase in specified amount. Please refer to the prospectus for details.

and a monthly expense charge per $1,000 of Specified Amount during first 10 years. The same load will apply for the first 10 years following an increase in specified amount. Please refer to the prospectus for details.

Note 4.   Related Party Transactions and Contract Charges (continued)

Products	Mortality & Risk Expense		Guaranteed Maximum Rate
Survivorship Growth VUL	0.60%	(policy years 1 - 10)	0.90%	(policy years 1 - 10)
	0.05%	(policy years 11+)	0.35%	(policy years 11+)

and a monthly expense charge per $1,000 of Specified Amount during first 10 years. The same load will apply for the first 10 years following an increase in specified amount. Please refer to the prospectus for details.

and a monthly expense charge per $1,000 of Specified Amount during first 10 years. The same load will apply for the first 10 years following an increase in specified amount. Please refer to the prospectus for details.

Momentum Builder	0.65%		0.65%

Certain charges of the products are reflected as a redemption of units held by the policyholder.  These are as follows:

Products	Surrender Charges
Cornerstone VUL	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL II	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL III	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL IV	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Diversified Growth VUL	Maximum charge of 100% of purchase payments received. Charges do not apply after 9 years.
Variable Estate Max	Maximum charge of 100% of purchase payments received. Charges do not apply after 16 years.
Variable Estate Max II	Maximum charge of 100% of purchase payments received. Charges do not apply after 16 years.
Variable Estate Max III	Maximum charge of 100% of purchase payments received. Charges do not apply after 14 years.
Survivorship Growth VUL	Maximum charge of 100% of purchase payments received. Charges do not apply after 14 years.
Momentum Builder	Maximum charge of 100% of purchase payments received. Charges do not apply after 10 years.

Premium charges on purchase payments are withdrawn from payments prior to the purchase of units.  Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.  Sales and distribution expense charges on purchase payments range from 1.50% to 5.00%.

For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable EstateMax II, Variable EstateMax III, Survivorship Growth VUL and Diversified Growth VUL policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value.  The monthly deduction consists of cost of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy.

For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value.

Note 5.  Accumulation Units

	January 1, 2007	December 31, 2007			December 31, 2008
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
Money Market Fund	3,081,962	1,357,150	(1,630,610)	2,808,502	1,786,174	(1,228,666)	3,366,010
Limited Maturity Bond Fund	715,021	189,257	(161,037)	743,242	289,034	(221,571)	810,705
Quality Bond Fund	2,477,293	443,581	(435,258)	2,485,617	533,446	(609,425)	2,409,638
High Yield Bond Fund	1,136,161	152,872	(200,054)	1,088,979	142,629	(204,598)	1,027,010
Flexibly Managed Fund	8,056,218	1,081,101	(550,648)	8,586,671	711,381	(1,008,696)	8,289,356
Large Growth Stock Fund(a)	2,996,774	452,710	(334,006)	3,115,478	423,109	(397,318)	3,141,269
Large Cap Value Fund	3,212,400	175,266	(344,241)	3,043,425	184,773	(445,892)	2,782,306
Large Cap Growth Fund	773,558	118,173	(136,658)	755,072	137,545	(147,706)	744,911
Index 500 Fund	8,454,460	422,945	(1,101,665)	7,775,740	489,198	(998,987)	7,265,951
Mid Cap Growth Fund	2,711,486	290,989	(459,323)	2,543,152	275,362	(367,148)	2,451,366
Mid Cap Value Fund	1,875,882	185,250	(281,101)	1,780,031	154,145	(274,564)	1,659,611
Mid Core Value Fund(b)	653,008	147,044	(186,439)	613,613	91,925	(113,647)	591,891
Small Cap Growth Fund	2,635,035	242,968	(379,316)	2,498,687	312,599	(368,813)	2,442,473
Small Cap Value Fund	2,072,482	283,284	(236,024)	2,119,742	151,470	(350,662)	1,920,550
International Equity Fund	3,639,250	451,939	(412,241)	3,678,948	400,317	(547,261)	3,532,004
REIT Fund	771,776	179,713	(265,784)	685,705	108,884	(173,614)	620,976
Balanced Portfolio	901,642	179,073	(211,578)	869,136	52,108	(921,244)	—
Equity Income Portfolio	2,691,915	258,817	(330,780)	2,619,952	132,111	(2,752,063)	—
Growth Portfolio	5,009,026	324,274	(728,518)	4,604,783	188,426	(4,793,209)	—
Asset Manager Portfolio	685,770	50,887	(77,355)	659,303	89,065	(748,368)	—
Emerging Markets Equity (Int’l) Portfolio	1,330,130	207,666	(357,549)	1,180,248	65,043	(1,245,290)	—
Large Core Growth Fund	—	—	—	—	7,345,541	(451,181)	6,894,360
Large Core Value Fund	—	—	—	—	4,701,051	(266,170)	4,434,882
SMID Cap Growth Fund	—	—	—	—	16,308	(12,694)	3,614
SMID Cap Value Fund	—	—	—	34,064	(14,118)	19,946
Emerging Markets Equity Fund	—	—	—	—	3,092,702	(340,948)	2,751,753
Small Cap Index Fund	—	—	—	—	21,981	(4,579)	17,402
Developed International Index Fund	—	—	—	—	16,671	(9,408)	7,263
Balanced Fund	—	—	—	—	2,660,816	(216,880)	2,443,936
Aggressive Allocation Fund	—	—	—	—	85,310	(19,996)	65,315
Moderately Aggressive Allocation Fund	—	—	—	—	156,243	(24,694)	131,549
Moderate Allocation Fund	—	—	—	—	138,718	(16,490)	122,228
Moderately Conservative Allocation Fund	—	—	—	—	107,422	(47,063)	60,359
Conservative Allocation Fund	—	—	—	—	53,139	(23,221)	29,918

Note 6. Financial Highlights

Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account I have the lowest and highest total return.  Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

	January 1, 2008			December 31, 2008					For the Year ended December 31, 2008
Subaccount	Unit Fair Value			Units	Unit Fair Value			Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.01	to	$21.56	3,366,010	$12.33	to	$21.99	$44,452,783	2.63	0.45 to 0.90	1.74 to 2.36
Limited Maturity Bond Fund	13.08	to	17.33	810,705	13.73	to	18.07	11,534,926	3.49	0.45 to 0.90	4.09 to 4.73
Quality Bond Fund	14.10	to	37.67	2,409,638	14.82	to	39.33	37,619,131	4.59	0.45 to 0.90	4.16 to 4.79
High Yield Bond Fund	16.39	to	45.56	1,027,010	12.41	to	34.41	15,561,275	9.84	0.45 to 0.90	(24.66) to (24.28)
Flexibly Managed Fund	21.76	to	98.59	8,289,356	15.70	to	70.69	173,357,377	2.68	0.45 to 0.90	(28.48) to (28.14)
Large Growth Stock Fund(a)	6.69	to	28.67	3,141,269	3.87	to	16.56	21,020,033	0.22	0.45 to 0.90	(42.39) to (42.13)
Large Cap Value Fund	15.06	to	64.22	2,782,306	8.30	to	35.33	35,753,865	1.69	0.45 to 0.90	(45.11) to (44.87)
Large Cap Growth Fund	12.03	to	12.66	744,911	6.70	to	7.11	5,363,700	0.38	0.45 to 0.90	(44.33) to (44.08)
Index 500 Fund	11.17	to	19.53	7,265,951	7.11	to	12.39	69,789,856	2.07	0.45 to 0.90	(36.65) to (36.36)
Mid Cap Growth Fund	10.20	to	22.19	2,451,366	5.19	to	11.26	20,099,604	0.00	0.45 to 0.90	(49.33) to (49.10)
Mid Cap Value Fund	20.67	to	30.18	1,659,611	10.90	to	15.80	21,773,362	0.91	0.45 to 0.90	(47.74) to (47.50)
Mid Core Value Fund(b)	15.51	to	16.33	591,891	9.40	to	9.98	5,804,013	1.71	0.45 to 0.90	(39.44) to (39.16)
Small Cap Growth Fund	10.43	to	31.62	2,442,473	5.18	to	15.68	19,775,582	0.00	0.45 to 0.90	(50.50) to (50.27)
Small Cap Value Fund	21.37	to	34.62	1,920,550	15.57	to	25.03	36,686,604	0.85	0.45 to 0.90	(27.81) to (27.46)
International Equity Fund	21.35	to	44.02	3,532,004	12.48	to	25.65	60,115,072	2.23	0.45 to 0.90	(41.81) to (41.55)
REIT Fund	19.82	to	20.85	620,976	11.90	to	12.64	8,384,606	3.61	0.45 to 0.90	(39.93) to (39.65)
Large Core Growth Fund	—	to	—	6,894,360	6.14	to	6.16	42,342,132	0.20	0.45 to 0.90	(38.75) to (38.55)
Large Core Value Fund	—	to	—	4,434,882	7.27	to	7.29	32,285,359	0.87	0.45 to 0.90	(27.36) to (27.17)
SMID Cap Growth Fund	—	to	—	3,614	6.48	to	6.50	23,478	0.00	0.45 to 0.90	(35.30) to (35.10)
SMID Cap Value Fund	—	to	—	19,946	6.81	to	6.84	136,192	1.22	0.45 to 0.90	(31.94) to (31.75)
Emerging Markets Equity Fund	—	to	—	2,751,753	5.99	to	6.01	16,522,720	0.33	0.45 to 0.90	(40.16) to (39.53)
Small Cap Index Fund	—	to	—	17,402	6.98	to	7.00	121,844	0.69	0.45 to 0.90	(30.26) to (30.07)
Developed International Index Fund	—	to	—	7,263	7.13	to	7.15	51,883	1.24	0.45 to 0.90	(28.80) to (28.61)
Balanced Fund	—	to	—	2,443,936	8.50	to	8.53	20,802,245	3.68	0.45 to 0.90	(15.04) to (14.87)
Aggressive Allocation Fund	—	to	—	65,315	7.04	to	7.06	459,993	5.46	0.45 to 0.90	(29.69) to (29.50)
Moderately Aggressive Allocation Fund	—	to	—	131,549	7.77	to	7.79	1,024,813	6.31	0.45 to 0.90	(22.36) to (22.18)
Moderate Allocation Fund	—	to	—	122,228	8.10	to	8.12	991,218	6.23	0.45 to 0.90	(19.08) to (18.90)
Moderately Conservative Allocation Fund	—	to	—	60,359	8.62	to	8.65	524,118	4.11	0.45 to 0.90	(13.78) to (13.61)
Conservative Allocation Fund	—	to	—	29,918	9.31	to	9.34	279,238	7.65	0.45 to 0.90	(6.94) to (6.79)

Note 6. Financial Highlights
(continued)

	January 1, 2007			December 31, 2007					For the Year ended December 31, 2007
Subaccount	Unit Fair Value			Units	Unit Fair Value			Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$11.44	to	$20.68	2,808,502	$12.01	to	$21.56	$37,904,884	4.87	0.45 to 0.90	4.03 to 4.67
Limited Maturity Bond Fund	12.43	to	16.60	743,242	13.08	to	17.33	10,739,971	3.89	0.45 to 0.90	4.28 to 4.92
Quality Bond Fund	13.26	to	35.66	2,485,617	14.10	to	37.67	40,756,213	4.28	0.45 to 0.90	5.38 to 6.03
High Yield Bond Fund	15.90	to	44.28	1,088,979	16.39	to	45.56	22,195,598	6.93	0.45 to 0.90	2.64 to 3.26
Flexibly Managed Fund	20.83	to	94.99	8,586,671	21.76	to	98.59	256,269,618	2.24	0.45 to 0.90	3.53 to 4.17
Growth Stock Fund(a)	6.16	to	26.43	3,115,478	6.69	to	28.67	36,225,669	0.41	0.45 to 0.90	8.17 to 8.85
Large Cap Value Fund	14.58	to	62.31	3,043,425	15.06	to	64.22	70,541,865	1.40	0.45 to 0.90	2.80 to 3.43
Large Cap Growth Fund	11.59	to	12.09	755,072	12.03	to	12.66	9,426,845	0.55	0.45 to 0.90	3.77 to 4.41
Index 500 Fund	10.68	to	18.73	7,775,740	11.17	to	19.53	117,070,814	1.57	0.45 to 0.90	4.14 to 4.79
Mid Cap Growth Fund	8.18	to	17.87	2,543,152	10.20	to	22.19	39,776,742	0.00	0.45 to 0.90	24.02 to 24.84
Mid Cap Value Fund	19.92	to	29.31	1,780,031	20.67	to	30.18	44,250,478	1.13	0.45 to 0.90	2.83 to 3.46
Strategic Value Fund(b)	15.52	to	16.19	613,613	15.51	to	16.33	9,846,378	0.51	0.45 to 0.90	(0.05) to 0.55
Small Cap Growth Fund	9.72	to	29.58	2,498,687	10.43	to	31.62	40,243,342	0.00	0.45 to 0.90	6.74 to 7.41
Small Cap Value Fund	22.57	to	36.83	2,119,742	21.37	to	34.62	55,572,122	0.69	0.45 to 0.90	(6.15) to (5.60)
International Equity Fund	17.87	to	36.94	3,678,948	21.35	to	44.02	110,453,276	0.56	0.45 to 0.90	18.97 to 19.75
REIT Fund	24.35	to	25.39	685,705	19.82	to	20.85	14,042,713	2.50	0.45 to 0.90	(18.61) to (18.17)
Balanced Portfolio	12.78	to	23.46	869,136	14.77	to	26.91	16,036,716	1.15	0.45 to 0.90	14.56 to 15.30
Equity Income Portfolio	14.13	to	30.29	2,619,952	14.28	to	30.53	56,870,624	1.80	0.45 to 0.90	0.62 to 1.23
Growth Portfolio	8.80	to	24.66	4,604,783	11.12	to	31.08	88,298,597	0.83	0.45 to 0.90	25.82 to 26.66
Asset Manager Portfolio	11.62	to	21.28	659,303	13.36	to	24.39	12,593,975	6.08	0.45 to 0.90	14.46 to 15.20
Emerging Markets Equity (Int’l) Portfolio	21.58	to	30.31	1,180,248	30.03	to	42.57	40,592,175	0.43	0.45 to 0.90	39.19 to 40.15

	January 1, 2006			December 31, 2006					For the Year ended December 31, 2006
Subaccount	Unit Fair Value			Units	Unit Fair Value			Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$10.93	to	$19.89	3,081,962	$11.44	to	$20.68	$39,474,212	4.55	0.45 to 0.90	3.70 to 4.34
Limited Maturity Bond Fund	11.89	to	16.00	715,021	12.43	to	16.60	9,931,341	4.19	0.45 to 0.90	3.56 to 4.19
Quality Bond Fund	12.60	to	34.10	2,477,293	13.26	to	35.66	39,651,397	4.03	0.45 to 0.90	4.31 to 4.95
High Yield Bond Fund	14.52	to	40.53	1,136,161	15.90	to	44.28	22,845,988	5.74	0.45 to 0.90	8.98 to 9.66
Flexibly Managed Fund	18.05	to	82.87	8,056,218	20.83	to	94.99	239,266,257	1.71	0.45 to 0.90	14.34 to 15.06
Growth Stock Fund(a)	5.47	to	23.54	2,996,774	6.16	to	26.43	32,591,017	0.25	0.45 to 0.90	12.00 to 12.70
Large Cap Value Fund	12.38	to	53.03	3,212,400	14.58	to	62.31	73,073,484	1.09	0.45 to 0.90	17.21 to 17.96
Large Cap Growth Fund	11.28	to	11.66	773,558	11.59	to	12.09	9,242,767	0.25	0.45 to 0.90	2.77 to 3.39
Index 500 Fund	9.30	to	16.35	8,454,460	10.68	to	18.73	121,496,243	1.25	0.45 to 0.90	14.34 to 15.07
Mid Cap Growth Fund	7.70	to	16.85	2,711,486	8.18	to	17.87	34,086,870	0.00	0.45 to 0.90	5.85 to 6.51
Mid Cap Value Fund	17.88	to	26.50	1,875,882	19.92	to	29.31	45,307,618	0.64	0.45 to 0.90	10.41 to 11.10
Strategic Value Fund(b)	13.96	to	14.43	653,008	15.52	to	16.19	10,424,184	0.40	0.45 to 0.90	11.22 to 11.92
Small Cap Growth Fund	9.89	to	30.17	2,635,035	9.72	to	29.58	40,257,489	0.00	0.45 to 0.90	(2.11) to (1.53)

Note 6. Financial Highlights
(continued)

	January 1, 2006			December 31, 2006					For the Year ended December 31, 2006
Subaccount	Unit Fair Value			Units	Unit Fair Value			Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Small Cap Value Fund	$19.22	to	$31.60	2,072,482	$22.57	to	$36.83	$58,724,060	0.30	0.45 to 0.90	16.38 to 17.13
International Equity Fund	13.77	to	28.56	3,639,250	17.87	to	36.94	92,445,536	1.60	0.45 to 0.90	29.18 to 30.04
REIT Fund	18.55	to	19.18	771,776	24.35	to	25.39	19,258,379	1.22	0.45 to 0.90	31.23 to 32.10
Balanced Portfolio	11.55	to	21.36	901,642	12.78	to	23.46	14,573,133	0.80	0.45 to 0.90	9.68 to 10.36
Equity Income Portfolio	11.81	to	25.39	2691,915	14.13	to	30.29	58,409,022	3.34	0.45 to 0.90	19.12 to 19.89
Growth Portfolio	8.27	to	23.26	5009,026	8.80	to	24.66	76,478,941	0.39	0.45 to 0.90	5.90 to 6.55
Asset Manager Portfolio	10.87	to	19.98	685,770	11.62	to	21.28	11,527,770	2.68	0.45 to 0.90	6.36 to 7.01
Emerging Markets Equity (Int’l) Portfolio	15.87	to	22.10	1,330,130	21.58	to	30.31	32,537,176	0.75	0.45 to 0.90	35.92 to 36.84

	January 1, 2005			December 31, 2005					For the Year ended December 31, 2005
Subaccount	Unit Fair Value			Units	Unit Fair Value			Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$10.63	to	$19.47	3,490,357	$10.93	to	$19.89	$42,514,724	2.77	0.45 to 0.90	1.90 to 2.52
Limited Maturity Bond Fund	11.64	to	15.79	682,676	11.89	to	16.00	9,203,576	3.99	0.45 to 0.90	1.23 to 1.84
Quality Bond Fund	12.29	to	33.48	2,240,759	12.60	to	34.10	34,960,650	4.74	0.45 to 0.90	1.59 to 2.20
High Yield Bond Fund	14.15	to	39.56	1,187,481	14.52	to	40.53	21,969,144	6.79	0.45 to 0.90	2.19 to 2.80
Flexibly Managed Fund	16.74	to	77.34	7,611,887	18.05	to	82.87	202,589,875	1.58	0.45 to 0.90	6.88 to 7.54
Growth Stock Fund(a)	5.18	to	22.33	2,726,660	5.47	to	23.5	26,785,177	0.12	0.45 to 0.90	5.19 to 5.84
Large Cap Value Fund	12.08	to	51.82	3,270,645	12.38	to	53.03	64,582,282	1.17	0.45 to 0.90	2.08 to 2.70
Large Cap Growth Fund	11.25	to	11.52	702,395	11.28	to	11.66	8,108,696	0.18	0.45 to 0.90	0.29 to 0.89
Index 500 Fund	8.94	to	15.77	9,425,421	9.30	to	16.35	117,577,618	1.54	0.45 to 0.90	3.55 to 4.18
Mid Cap Growth Fund	6.87	to	15.10	2,835,625	7.70	to	16.85	33,206,024	0.00	0.45 to 0.90	11.48 to 12.18
Strategic Value Fund(b)	15.92	to	23.77	1,767,231	17.88	to	26.50	39,280,254	0.66	0.45 to 0.90	11.33 to 12.03
Small Cap Growth Fund	13.02	to	13.33	992,232	13.96	to	14.43	14,109,979	0.54	0.45 to 0.90	7.23 to 7.90
Small Cap Value Fund	9.35	to	28.60	2,587,050	9.89	to	30.17	41,291,745	0.00	0.45 to 0.90	5.32 to 5.97
International Equity Fund	18.54	to	30.71	2,163,857	19.22	to	31.60	53,053,333	0.40	0.45 to 0.90	2.75 to 3.37
REIT Fund	11.84	to	24.64	3,438,250	13.77	to	28.56	68,719,152	0.42	0.45 to 0.90	15.72 to 16.46
Balanced Portfolio	16.57	to	16.97	592,975	18.55	to	19.18	11,211,730	2.21	0.45 to 0.90	11.96 to 12.66
Equity Income Portfolio	10.57	to	19.71	970,744	11.55	to	21.36	14,194,017	0.93	0.45 to 0.90	8.21 to 8.88
Growth Portfolio	11.21	to	24.17	2,767,620	11.81	to	25.39	50,644,765	1.59	0.45 to 0.90	4.92 to 5.56
Asset Manager Portfolio	7.86	to	22.15	5,393,337	8.27	to	23.26	77,516,624	0.50	0.45 to 0.90	4.85 to 5.49
Emerging Markets Equity (Int’l) Portfolio	10.50	to	19.34	741,335	10.87	to	19.98	11,558,328	2.62	0.45 to 0.90	3.11 to 3.74

Note 6. Financial Highlights
(continued)

	January 1, 2004			December 31, 2004					For the Year ended December 31, 2004
Subaccount	Unit Fair Value			Units	Unit Fair Value			Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$10.53	to	$19.41	3,509,066	$10.63	to	$19.47	$41,788,915	0.94	0.45 to 0.90	0.05 to 0.80
Limited Maturity Bond Fund	11.38	to	15.54	582,976	11.64	to	15.79	7,775,769	3.44	0.45 to 0.90	1.40 to 2.17
Quality Bond Fund	11.75	to	32.22	1,824,967	12.29	to	33.48	28,271,915	4.25	0.45 to 0.90	3.66 to 4.44
High Yield Bond Fund	12.81	to	35.97	1,233,170	14.15	to	39.56	22,737,412	7.58	0.45 to 0.90	9.72 to 10.56
Flexibly Managed Fund	14.12	to	65.65	6,542,543	16.74	to	77.34	170,391,021	2.04	0.45 to 0.90	17.52 to 18.43
Growth Stock Fund(a)	4.65	to	20.08	2,398,322	5.18	to	22.33	22,803,198	0.45	0.45 to 0.90	10.90 to 11.75
Large Cap Value Fund	10.75	to	46.22	3,237,387	12.08	to	51.82	63,964,702	1.44	0.45 to 0.90	11.84 to 12.70
Large Cap Growth Fund	10.44	to	10.60	579,660	11.25	to	11.52	6,622,079	0.63	0.45 to 0.90	7.69 to 8.51
Index 500 Fund	8.13	to	14.38	10,537,727	8.94	to	15.77	125,283,806	1.71	0.45 to 0.90	9.48 to 10.32
Mid Cap Growth Fund	6.20	to	13.66	2,532,744	6.87	to	15.10	26,367,057	—	0.45 to 0.90	10.38 to 11.22
Mid Cap Value Fund	12.92	to	19.44	1,712,480	15.92	to	23.77	34,456,319	0.41	0.45 to 0.90	22.07 to 23.02
Strategic Value Fund(b)	10.57	to	10.73	723,135	13.02	to	13.33	9,504,977	0.47	0.45 to 0.90	23.14 to 24.10
Small Cap Growth Fund	8.57	to	26.32	2,607,060	9.35	to	28.60	40,274,620	—	0.45 to 0.90	8.52 to 9.34
Small Cap Value Fund	16.14	to	26.93	2,149,378	18.54	to	30.71	52,081,526	0.03	0.45 to 0.90	13.85 to 14.72
International Equity Fund	9.15	to	19.10	2,957,276	11.84	to	24.64	52,987,586	0.64	0.45 to 0.90	28.84 to 29.85
REIT Fund	12.34	to	12.53	491,748	16.57	to	16.97	8,260,835	3.81	0.45 to 0.90	34.31 to 35.37
Balanced Portfolio	9.67	to	18.16	1,079,897	10.57	to	19.71	14,915,242	1.21	0.45 to 0.90	8.33 to 9.16
Equity Income Portfolio	10.09	to	21.83	2,704,412	11.21	to	24.17	48,433,117	1.48	0.45 to 0.90	10.53 to 11.38
Growth Portfolio	7.63	to	21.58	5,577,838	7.86	to	22.15	77,720,992	0.26	0.45 to 0.90	2.45 to 3.2
Asset Manager Portfolio	10.00	to	18.48	768,628	10.50	to	19.34	11,699,791	2.64	0.45 to 0.90	4.52 to 5.32
Emerging Markets Equity (Int’l) Portfolio	9.81	to	13.41	1,008,571	11.97	to	16.51	12,877,335	0.66	0.45 to 0.90	22.01 to 22.96

(a) Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

(b) Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*               These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual funds, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

**        These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for the period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.00% since all contract charges are assessed through a reduction in units held).

***   These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company
and Contract Owners of Penn Mutual Variable Life Account I
of Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Life Account I of Penn Mutual Life Insurance Company at December 31, 2008, the results of each of their operations for the year then ended, and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Penn Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

April 16, 2009

The Penn Mutual

Life Insurance Company

2008 Consolidated GAAP Financial Statements

(In Thousands)

Consolidated Balance Sheets

December 31,	2008	2007

ASSETS
Investments:
Debt securities, at fair value:
Available for sale	$5,278,212	$5,886,524
Trading	69,268	87,094
Equity securities, at fair value	24,511	8,582
Real estate, net of accumulated depreciation	15,590	16,311
Policy loans	671,499	669,338
Short-term investments	279,008	38,060
Alternative assets	265,718	232,723
Other invested assets, at fair value	248,707	137,126
TOTAL INVESTMENTS	6,852,513	7,075,758

Cash and cash equivalents	61,482	23,806
Investment income due and accrued	84,144	81,381
Deferred acquisition costs	897,044	806,718
Amounts recoverable from reinsurers	348,012	355,112
Broker/dealer receivables	1,197,637	1,615,573
Goodwill	50,026	50,026
Cash collateral for securities lending	1,295	223,884
Other assets	382,857	334,785
Separate account assets	2,753,267	4,137,215
TOTAL ASSETS	$12,628,277	$14,704,258

LIABILITIES AND EQUITY
Liabilities:
Reserves for future policy benefits	$2,749,603	$2,608,995
Other policyholder funds	3,466,472	3,357,686
Policyholders’ dividends payable	16,032	16,596
Broker/dealer payables	1,097,120	1,435,009
Accrued income taxes	5,498	195,135
Debt	307,422	299,992
Cash collateral for securities lending	1,295	223,884
Other liabilities	490,201	390,852
Separate account liabilities	2,753,267	4,137,215
TOTAL LIABILITIES	10,886,910	12,665,364

Equity:
Retained earnings	2,020,550	1,977,554
Accumulated other comprehensive income:
Unrealized (depreciation)/appreciation of securities, net	(269,014)	63,205
Pension liability	(10,169)	(1,865)
Total accumulated other comprehensive income	(279,183)	61,340
TOTAL EQUITY	1,741,367	2,038,894
TOTAL LIABILITIES AND EQUITY	$12,628,277	$14,704,258

The accompanying notes are an integral part of these financial statements.

1

(In Thousands)

Consolidated Statements of Income

Years Ended December 31,	2008	2007	2006
REVENUES
Premium and annuity considerations	$182,163	$130,323	$139,298
Policy fee income	311,692	314,450	249,635
Net investment income	388,760	425,251	410,491
Net investment (losses)/gains	(15,864)	(1,131)	61,415
Broker/dealer fees and commissions	483,948	542,369	465,650
Other income	31,200	36,296	32,377
TOTAL REVENUES	1,381,899	1,447,558	1,358,866

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	422,264	419,109	403,781
Policyholder dividends	31,207	34,496	37,122
Increase/(decrease) in reserves for future policy benefits	33,634	(25,857)	(11,187)
General expenses	389,602	369,657	350,385
Broker/dealer sales expense	261,165	314,060	301,959
Amortization of deferred acquisition costs	178,485	133,406	86,974
TOTAL BENEFITS AND EXPENSES	1,316,357	1,244,871	1,169,034

INCOME BEFORE INCOME TAXES	65,542	202,687	189,832
Current	16,115	33,652	(2,716)
Deferred	6,431	31,977	47,134
INCOME TAX EXPENSE	22,546	65,629	44,418
NET INCOME	$42,996	$137,058	$145,414

The accompanying notes are an integral part of these financial statements.

2

(In Thousands)

Consolidated Statements of Changes in Equity

Years Ended December 31, 2006, 2007, and 2008	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total Equity
BALANCE AT JANUARY 1, 2006	$102,243	$1,689,892	$1,792,135

Net income for 2006	—	145,414	145,414
Other comprehensive income, net of tax
Unrealized depreciation of securities,	—	—	—
net of reclassification adjustments	(43,269)	—	(43,269)
Minimum pension liability	1,057	—	1,057
Comprehensive income			103,202
BALANCE AT DECEMBER 31, 2006	$60,031	$1,835,306	$1,895,337

Net income for 2007	—	137,058	137,058
Other comprehensive income, net of tax
Unrealized appreciation of securities,	—	—	—
net of reclassification adjustments	1,400	—	1,400
Minimum pension liability	237	—	237
Comprehensive Income			138,695
Impact of adoption of Statement of Financial Accounting Standards (SFAS) No. 158, net of tax	(328)	—	(328)
Impact of adoption of FASB Interpretation (FIN) No. 48, net of tax	—	5,190	5,190
BALANCE AT DECEMBER 31, 2007	$61,340	$1,977,554	$2,038,894

Net income for 2008	—	42,996	42,996
Other comprehensive income, net of tax
Unrealized depreciation of securities,
net of reclassification adjustments	(332,219)	—	(332,219)
Postretirement benefits liabililty adjustment	(8,304)		(8,304)
Comprehensive income			(297,527)
BALANCE AT DECEMBER 31, 2008	$(279,183)	$2,020,550	$1,741,367

The accompanying notes are an integral part of these financial statements.

3

(In Thousands)

Consolidated Statements of Cash Flow

Years Ended December 31,	2008	2007	2006
CASH FLOW FROM OPERATING ACTIVITIES
Net income	$42,996	$137,058	$145,414
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of acquisition costs	(124,488)	(186,381)	(135,526)
Amortization of deferred acquisition costs	178,485	133,406	86,974
Policy fees on universal life and investment contracts	(186,992)	(190,460)	(137,060)
Interest credited on universal life and investment contracts	144,251	146,862	136,499
Depreciation and amortization	(18,592)	(10,335)	(8,483)
Net investment losses	16,778	11,424	9,156
Net investment income on limited partnerships and derivatives	(15,478)	(16,662)	(7,986)
Increase in investment income due and accrued	(2,763)	(7,853)	(6,305)
Decrease/(increase) in amounts recoverable from reinsurers	21,017	(2,192)	(18,097)
Increase/(decrease) in reserves for future policy benefits	37,211	(6,711)	(7,687)
(Decrease)/increase in accrued income taxes	(9,695)	42,234	33,354
Increase/(decrease) in net broker/dealer receivables	80,045	(4,910)	77,913
Increase/(decrease) in trading securities	17,826	(24,461)	(42,735)
Increase/(decrease) in broker loans and advances	(14,743)	(12,943)	1,881
Increase in sales inducements	(646)	(9,879)	(8,278)
Other, net	8,656	(3,375)	(3,330)
NET CASH PROVIDED BY/(USED IN) OPERATING ACTIVITIES	173,868	(5,178)	115,704

CASH FLOW FROM INVESTING ACTIVITIES
Sale of investments:
Debt securities, available for sale	1,357,470	1,046,967	2,877,545
Equity securities	1,014	200	1,373
Other	1,302	149	336
Maturity and other principal repayments:
Debt securities, available for sale	608,968	518,835	544,353
Other	127,022	21,806	26,866
Cost of investments acquired:
Debt securities, available for sale	(1,982,207)	(1,763,617)	(3,657,500)
Equity securities	(31,859)	—	(1,380)
Limited partnerships	(61,793)	(58,358)	(50,818)
Derivatives	(74,771)	(32,797)	(12,422)
Other	(45,249)	(34)	(2,161)
Change in policy loans, net	(2,161)	(35,935)	(7,971)
Cost of short-term investments sold, net	(241,076)	153,287	29,436
Increase in collateral payable	127,554	—	—
Purchases of furniture and equipment, net	1,974	4,603	(3,453)
NET CASH USED IN INVESTING ACTIVITIES	$(213,812)	$(144,894)	$(255,796)

…continued -

4

Years Ended December 31,	2008	2007	2006
CASH FLOW FROM FINANCING ACTIVITIES
Policyholder Account Balance
Deposits for universal life and investment contracts	$955,530	$1,139,291	$974,050
Withdrawals from universal life and investment contracts	(803,187)	(835,543)	(704,739)
Transfers to separate accounts	(32,153)	(186,235)	(127,116)
Issuance/(extinguishment) of debt	(42,570)	1,765	(31,487)
NET CASH PROVIDED BY FINANCING ACTIVITIES	77,620	119,278	110,708
Net increase in cash and cash equivalents	37,676	(30,794)	(29,394)
Cash and cash equivalents, beginning of year	23,806	54,600	83,994
CASH AND CASH EQUIVALENTS, END OF YEAR	$61,482	$23,806	$54,600

The accompanying notes are an integral part of these financial statements.

5

Notes to Consolidated Financial Statements

Note 1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS The Penn Mutual Life Insurance Company (“PML”) and its subsidiaries (collectively, “the Company”) offer a wide range of insurance and investment products including life insurance, annuities, and investment products and advisory services.  PML, a Pennsylvania domiciled mutual life insurance company, concentrates primarily on the sale of individual life insurance and annuity products.  PML and its wholly owned life insurance subsidiary, the Penn Insurance and Annuity Company (“PIA”) primarily markets traditional whole life, term life, fixed universal life, indexed universal life, variable universal life, immediate annuity and fixed and variable deferred annuity products through a network of career agents and independent agents.  PML is licensed and sells its products in all fifty states and the District of Columbia.  In addition, the Company offers a variety of investment products and services through its non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries).

BASIS OF PRESENTATION The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of PML and its wholly owned and majority controlled subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.

PML prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, while PIA follows statutory practices prescribed or permitted by the Delaware Department of Insurance, both of which are comprehensive bases of accounting other than GAAP.  See Note 14 for additional discussion.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Those estimate are inherently subject to change and actual results could differ from those estimates.  Included among the material reported amounts and disclosures that require extensive use of estimates are:

•                  Fair Value of certain invested assets and derivatives

•                  Capitalization and amortization of deferred acquisition costs (“DAC”)

•                  Liabilities for future policyholder benefits

•                  Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits

•                  Litigation and other contingencies

INVESTMENTS In accordance with the provision of Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company is required to classify its investment into one of three categories: held-to-maturity, available-for-sale, or trading.  The Company determines classification of debt securities at time of purchase and re-evaluates at each balance sheet date. The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale (AFS) and trading.  AFS securities are reported at fair value, with unrealized gains and losses reported in other comprehensive income, net of deferred taxes and related adjustments.  Trading securities are held at fair value, with changes in value reported through net investment gains/losses.  Income on debt securities is recognized using the effective yield method of amortization. For mortgage and asset-backed securities (“structured securities”) not subject to credit review, changes in expected cash flows are recognized using the retrospective yield adjustment method.  For structured securities subject to review based on credit rating , change in expected cash flows are recognized using the prospective yield adjustment method.  In these cases, income is recognized on the prospective yield adjustment method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic

6

environments.  These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events.  Interest on debt securities is recorded as income when earned.

The Company participates in a securities lending program for the purpose of enhancing income on the securities portfolio.  Under the program, the Company’s fixed income investments are available for loan to other institutions, with a $250,000 limit of loaned securities. The Company maintains control over the securities it lends and retains the earnings and cash flows associated with the loaned securities.  Collateral, in the form of cash, is required from the transferee at a rate of 102% of the fair value of the loaned securities, is controlled by an agent and may not be sold or re-pledged.  The fair value of the securities lending collateral is recorded as both an asset and liability on the balance sheet.  Other than in the event of default by the borrower, this collateral is not available to the Company and will be remitted to the borrower by the agent upon the return of the loaned securities.  An indemnification agreement with the lending agent protects the Company in the event a borrower becomes insolvent or fails to return any of the securities on loan.  Because the collateral is held by the agent in a trust account, and the Company does not participate in the management of the collateral, and does not have the ability to direct the funds to or from its agent, the Company considers its securities lending activities to be non-cash investing and financing activities.

Equity securities are carried at fair value, and include seed money invested in separate accounts.  Unrealized capital gains and losses are reported in other comprehensive income, net of deferred taxes and related adjustments.  Dividends on equity securities are credited to income on their ex-dividend dates.

Real estate occupied by the Company is carried at depreciated cost.  Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in net investment losses.  Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years.  Depreciation expense is included in net investment income.  The Company obtains an external appraisal on a tri-annual basis.

Short-term investments, which are carried at amortized cost and approximates fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months.  Some short-term investments are identified as collateral as required by certain derivative contracts.

Policy loans are stated at the aggregate balance of unpaid principal and interest.

Alternative assets are investments in limited partnerships for which the Company applies the equity method of accounting.  Earnings are recorded in net investment income.

Other invested assets include derivatives and miscellaneous invested assets.  See Note 4 for additional discussion on derivatives.

The Company regularly evaluates the carrying value of AFS and equity securities and adjusts their recorded value for impairment considered other than temporary.  Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.  The decline in a security’s fair value that is deemed to be other than temporary is reported in income as a net investment loss and the reduction in the cost basis of the security is recognized.  When the fair value of a structured security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a net investment loss is recognized in net income.  The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.

7

Net investment gains (losses) on sales are generally computed using the specific identification method and are included in income on the trade date, net of amortization of deferred acquisition costs.  Unrealized capital gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVE FINANCIAL INSTRUMENTS The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk.  All derivatives are recognized at fair value and reported in other invested assets.  The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the requirements of Statement of Financial Accounting Standards (SFAS) No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities.”   To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge.  This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured.  A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged to qualify for hedge accounting. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis.  The Company does not engage in derivative financial instrument transactions for speculative purposes.

Interest rate swaps and interest rate futures are used to manage risk from interest rate fluctuations.  The Company has entered into interest rate swaps and interest rate futures that qualify for hedge accounting.  The interest rate swaps have been designated to qualify as cash flow hedges of fixed income securities in the investment portfolio; the interest rate futures have been designated as fair value hedges of fixed income securities in the investment portfolio.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings.  The carrying value of the hedged items is adjusted by the change in fair value and is also recognized in current earnings. The Company’s fair value hedges are primarily hedges of available-for-sale fixed maturity securities.

For a cash flow hedge, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge.  The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.  To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings, but are reported as other comprehensive income. To the extent these derivatives are not effective, changes in their fair values are included in earnings as a net investment gain/loss.

At termination, the cost basis of the hedged assets are adjusted by the amount of change in fair value of the hedged assets.  For any hedged assets that are subject to FAS 91, Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases—an amendment of FASB Statements No. 13, 60, and 65 and a rescission of FASB Statement No. 17, the adjustment will be made on a retrospective yield adjustment basis.  All others will be made using the prospective yield adjustment method.  The adjustment to the hedged assets will be amortized through investment income over the remaining life of the bond.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires, is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, or (iv) it is probable that the forecasted transaction will not occur.

For cash flow hedges, when hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the gain/loss that was accumulated in other comprehensive income will be

8

recognized immediately as a realized capital gain/loss.  The derivative will continue to be carried on the balance sheet at its fair value with subsequent changes in fair value recorded as a realized capital gain/loss.  When hedge accounting is discontinued because the hedge is terminated, the accumulated gain/loss remains in other comprehensive income until the forecasted transaction is no longer probable.  At that time, the accumulated gain or loss in other comprehensive income will be recognized as a realized capital gain/loss.

The Company has interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting.  The change in fair value of these derivatives is recognized as a net investment gain/(loss).   At termination, the gain/(loss) on the derivative is realized.

Interest rate caps and credit default swaps are carried at fair value and are classified as other invested assets in the consolidated balance sheet.  The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates.  Credit default swaps protect the Company from a decline in credit quality of a specified security.  The interest rate caps and credit default swaps are not hedges of specific assets or liabilities.  Therefore, these transactions do not qualify for hedge accounting treatment.  As a result, the change in the fair value of the derivatives is recognized currently in net investment gains or losses in the period of change.

The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

CASH AND CASH EQUIVALENTS Cash and cash equivalents include investments purchased with maturities of three months or less.  They are carried at amortized cost.

DEFERRED ACQUISITION COSTS The costs of acquiring new and sustaining renewal business and certain costs of issuing policies that vary with and are directly related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet.  These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

DAC related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, “Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts” or SFAS No. 97. “Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales” and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest margins, mortality margins, expense margins and surrender charges.  The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised.  Deferred acquisition costs related to certain term business fall under SFAS No. 60. “Accounting and Reporting by Insurance Enterprises “ and are amortized in proportion to premium revenue.

Each year, a formal review of the assumptions underlying the expected gross profits are analyzed and updated as necessary.

DAC is reviewed annually to determine whether such costs are recoverable based upon future estimated gross profits.  The Company has evaluated all DAC and concluded these amounts are recoverable at December 31, 2008 and 2007, respectively.  Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

GOODWILL AND INTANGIBLE ASSETS Goodwill and other intangibles with an indefinite useful life are not amortized.  All goodwill and indefinite life intangible assets are required to be tested for impairment at least annually.  An intangible asset with a finite life is amortized over its useful life.  Intangibles with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable.

9

The Company had goodwill of $50,026 and $50,026 as of December 31, 2008 and 2007, respectively.   Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, “Goodwill and Other Intangible Assets.”  No impairment of goodwill was recognized during 2008, 2007 or 2006.

The Company had intangible assets with a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $7,244 and $5,928 as of December 31, 2008 and 2007, respectively.  The aggregate amortization expense related to these intangible assets was $1,316, $1,517 and $1,768 in 2008, 2007 and 2006, respectively.  Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense
2009	$912
2010	668
2011	479
2012	374
2013	290

OTHER Other assets primarily consist of property and equipment, leasehold improvements, computer equipment, and packaged software, which are stated at cost, less accumulated depreciation and amortization.  Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the related assets.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life.  Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years.  At December 31, 2008 and 2007, these assets had a gross carrying amount of $101,759 and $98,804, respectively and accumulated depreciation and amortization was $74,734 and $77,061 at December 31, 2008 and 2007, respectively.  Related depreciation and amortization expense was $4,227, $5,190, and $7,341 for the years ended December 31, 2008, 2007 and 2006, respectively.

Other assets also include $8,353 pledged as collateral for futures contracts.

Also included in Other assets are sales inducements.  The Company has deferred annuity policies in force that contain sales inducements, which are deferred in accordance with SOP 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”.  See Note 7 for additional discussion of sales inducements.

RESERVES FOR FUTURE POLICY BENEFITS The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality and morbidity, less the present value of future net premiums.

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

See Note 8 for additional discussion of reserves.

OTHER POLICYHOLDER FUNDS Other policyholder funds represent liabilities for universal life and investment-type annuity products.  The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges.  The liability for universal life products is also reduced by mortality charges.

10

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on Company experience projected at the time of policy issue.  Interest rate assumptions range from 2.0% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue.  Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

POLICYHOLDERS’ DIVIDENDS PAYABLE The Company’s liability for policyholders’ dividends represents its dividends payable to policyholders.  As of December 31, 2008, participating insurance expressed, as a percentage of insurance in force is 95%, and as a percentage of premium income is 38%.  The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually.  The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company.  The carrying value of this liability approximates the earned amount and fair value at December 31, 2008.

BROKER/DEALER RECEIVABLES AND PAYABLES Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.   The separate accounts have varying investment objectives.

At December 31, 2008 and 2007, all separate account assets are stated at the fair value of the underlying assets, which are primarily common stocks.  The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company.   The liability at December 31, 2008 and 2007 represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains and losses on the assets, which generally reflects fair value.  The investment income and net investment gains or losses from separate account assets accrue to the policyholders and are not included in the Consolidated Statements of Income.  Mortality, policy administration and surrender charges assessed against the accounts are included in Policy fee income in the accompanying Consolidated Statement of Income.  Asset management fees charged to the accounts are included in Other income in the accompanying Consolidated Statements of Income.

In 2008, the Company invested $31,000 of Seed Money for the establishment of 13 new funds in Penn Series Funds, Inc.  The Seed Money is classified as an equity security, with unrealized capital gains and losses reported in other comprehensive income, net of deferred taxes and related adjustments.  Dividends on earned by the funds are credited to income on their ex-dividend dates.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”) and GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”).  See Note 8 for a discussion of the Company’s obligation regarding these product features.

RECOGNITION OF INCOME AND RELATED EXPENSES Premiums from traditional participating life insurance policies, term life policies, annuity policies with life contingencies and group life contracts are recognized as income when due.  The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts.  This match is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of deferred acquisition costs.

11

Amounts received under universal life-type contracts are reported as deposits to policyholders’ account balances.  Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration, and surrender charges, and are included as policy fee income in the Consolidated Statements of Income.  In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio.

Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC costs.  Policy benefits and claims that are charges to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due.  Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.  Deferred Federal income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between GAAP and taxable income.  Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.  Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Uncertain tax positions (UTP’s) are established when the merits of a tax position are evaluated against certain measurement and recognition tests.  UTP changes are reflected as a component of income taxes.

The Company files a consolidated Federal income tax return with its life and non-life insurance subsidiaries.   The consolidated tax liability is allocated among the members of the group in accordance with a tax sharing agreement.  The tax sharing agreement provides that the tax liability for each member of the group is calculated on a separate company basis.

REINSURANCE In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts.  The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company.  The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers.  The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported before the effects of reinsurance.  Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets in Amounts recoverable from reinsurers.  Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.  See Note 10.

BENEFIT PLANS The Company accounts for defined benefits in accordance with the requirements of SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.”  On December 31, 2007, the Company adopted this statement, which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its statement of financial position and to recognize changes in that funded status through comprehensive income in the year in which the changes occur.  See Note 12.

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CONTINGENCIES Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.  See Note 13.

RECLASSIFICATION Certain 2007 and 2006 amounts have been reclassified to conform with 2008 presentation.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS Effective January 1, 2007, the Company adopted the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”).   SOP 05-1 provides guidance on accounting by insurance enterprises for DAC and unearned revenue, including deferred policy acquisition costs, valuation of business acquired and deferred sales inducements, on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments”.  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage, and was effective for internal replacement occurring in fiscal years beginning after December 31, 2006.  The company’s implementation of the standard did not have a material effect on its consolidated results from operations or financial position.

Effective January 1, 2007, the company adopted FASB interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”).  FIN 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return.  The guidance clarifies that the amount of tax benefit recognized should be measured using management’s best estimate based on the most favorable expected benefit that is more likely than not (i.e. has a greater than 50% likelihood) to be realized.  Under the guidance for implementing FIN 48, the required cumulative effect adjustment is recorded to retained earnings as of January 1, 2007.  The company’s implementation of the standard increased equity by $5,190.

Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No.  133 and 140  (“FAS 155”). FAS 155 permits fair value re-measurement of an entire hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain embedded derivatives requiring bifurcation; narrows the scope exemption applicable to interest-only strips and principal-only strips from FAS 133 and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives.  In December 2006, the FASB issued implementation guidance, Statement 133 Implementation Issue B40 Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets, which creates a scope exception with respect to accounting for prepayment risk within certain securitized financial assets as an embedded derivative. The Company’s implementation of FAS 155 did not have a material impact on the Company’s financial condition or results of operations.

Effective December 31, 2007, the Company adopted Financial Accounting Standards Board’s Statement of Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans (“SFAS 158”),”.  This statement requires an employer on a prospective basis to recognize the overfunded or underfunded status of its defined benefit pension and postretirement plans, as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  The company’s implementation of the standard decreased equity by $328.

Effective January 1, 2008, the Company adopted SFAS No. 157, Fair Value Measurements (“SFAS 157”).  This statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements.  This statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value.  The guidance in SFAS 157 will be applied prospectively with certain exceptions.  SFAS 157 is effective for

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fiscal years beginning after November 15, 2007.  The company’s implementation of the standards resulted in a $9,500 pre-tax investment gain.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“SFAS 159”).  This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.  A Company should report unrealized capital gains and losses on items for which the fair value option has been elected in earnings.  This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  Though PML has elected not to adopt the Fair Value Option for financial instruments held at January 1, 2008, the Company still has the option to elect the Fair Value Option on new assets and liabilities in the future.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS In March 2008, the Financial Accounting Standards Board issued SFAS No. 161 (SFAS 161), “Disclosures about Derivative Instruments and Hedging Activities” an amendment of FASB Statement No. 133. This statement amends and expands the disclosure requirements for derivative instruments and hedging activities by requiring companies to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. This statement is effective for fiscal years beginning after November 15, 2008.  The Company is currently assessing the impact of the adoption of SFAS 161 on the consolidated financial statements.

Note 3. INVESTMENTS

AFS DEBT SECURITIES AFS securities are carried at fair value.  Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $58,560 and $22,783 as of December 31, 2008 and 2007, respectively.  The distribution of unrealized capital gains and losses on investments in debt securities at December 31, 2008 and 2007 is presented below.

	Amortized	Gross Unrealized Capital		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2008:
U.S. Treasury, government and agency securities	$86,337	$6,224	$192	$92,369
States and political subdivisions	35,527	62	816	34,773
Corporate securities	2,755,277	93,075	220,977	2,627,375
Residential mortgage backed securities	1,084,968	14,471	92,762	1,006,677
Commercial mortgage backed securities	1,381,524	1,054	250,406	1,132,172
Asset-backed securities	347,725	411	53,708	294,428
Redeemable preferred stocks	101,924	20	11,526	90,418
Total AFS securities	$5,793,282	$115,317	$630,387	$5,278,212

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	Amortized	Gross Unrealized Capital		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2007
U.S. Treasury, government agency securities	$180,859	$5,697	$296	$186,260
States and political subdivisions	7,314	731	—	8,045
Corporate securities	2,511,577	103,835	33,386	2,582,026
Residential mortgage backed securities	1,219,015	10,731	3,654	1,226,092
Commercial mortgage backed securities	1,284,568	21,799	7,393	1,298,974
Asset-backed securities	544,354	4,772	10,250	538,876
Redeemable preferred stocks	43,694	5,387	2,830	46,251
Total AFS securities	$5,791,381	$152,952	$57,809	$5,886,524

U.S. Treasury, government agency securities include $11,763 in securities that are pledged as collateral for futures contracts.

Corporate securities, in 2007, include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR.  As of December 31, 2007, the notes had a fair value of $48,575.

The amortized cost and estimated fair value of AFS securities as of December 31, 2008 and 2007 by contractual maturity is presented below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2008		2007
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	23,929	23,938	$137,371	$138,305
Due after one year through five years	434,871	425,179	454,833	479,594
Due after five years through ten years	1,112,084	1,069,525	866,024	881,084
Due after ten years	1,306,257	1,235,875	1,241,522	1,277,348
Residential mortgage backed securities	1,084,968	1,006,677	1,219,015	1,226,092
Commercial mortgage backed securities	1,381,524	1,132,172	1,284,568	1,298,974
Asset-backed securities	347,725	294,428	544,354	538,876
Redeemable preferred stocks	101,924	90,418	43,694	46,251
Total	5,793,282	5,278,212	$5,791,381	$5,886,524

Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment.  The weighted average life of these securities is estimated at 3.3 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 97.8% are of high credit quality. Securities totaling $2,350,013 are rated AAA and include $3,160 of interest-only tranches.

At December 31, 2008, the largest industry concentration of the Company’s portfolio was investments in the electric industry of $429,559 representing 8.14% of the total AFS portfolio.

Proceeds during 2008, 2007 and 2006 from sales of AFS securities were $1,357,470, $1,046,767, and $2,877,545, respectively.  The gross gains realized on those sales were $20,766, $9,551 and $48,401 and the gross losses realized on those sales were $13,052, $8,950, and $48,820 during 2008, 2007 and 2006, respectively.  During 2008, 2007, and 2006, the Company recognized investment losses of $42,337, $7,998, and $9,207, respectively, related to impairment of AFS securities.

The Company’s investment portfolio of AFS securities is predominantly comprised of investment grade securities.  At December 31, 2008 and 2007, AFS securities with fair value totaling $154,920 and $249,852,

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respectively, were less than investment grade.  At December 31, 2008 and 2007, there were no securities to be restructured pursuant to commenced negotiations.

The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

Management has determined that the unrealized capital losses on the Company’s investments in equity and debt securities at December 31, 2008 are temporary in nature.  For further discussion on how the Company evaluates the impairment of debt and equity securities, see Note 2.

The following tables present the gross unrealized capital losses and fair values for AFS securities with unrealized capital losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized capital loss position, at December 31, 2008 and 2007, respectively:

	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses
December 31, 2008:
U.S Treasury, government and agency securities	$6,150	$192	$—	$—	$6,150	$192
States and political subdivisions	30,630	816	—	—	30,630	816
Corporate securities	1,035,274	123,685	331,471	97,292	1,366,745	220,977
Residential MBS	206,933	74,188	272,372	18,574	479,305	92,762
Commercial MBS	841,805	189,229	248,632	61,177	1,090,437	250,406
Asset-backed securities	44,006	12,615	237,616	41,093	281,622	53,708
Redeemable preferred stocks	73,130	5,704	4,487	5,822	77,617	11,526
Total AFS securities	$2,237,928	$406,429	$1,094,578	$223,958	$3,332,506	$630,387

December 31, 2007:
U.S Treasury, government and agency securities	$18,306	$296	$—	$—	$18,306	$296
States and political subdivisions	—	—	—	—	—	—
Corporate securities	513,139	15,858	290,110	17,528	803,249	33,386
Residential MBS	377,139	2,785	94,622	869	471,761	3,654
Commercial MBS	113,209	405	288,457	6,988	401,666	7,393
Asset-backed securities	428,329	9,726	36,533	524	464,862	10,250
Redeemable preferred stocks	12,366	1,662	3,142	1,168	15,508	2,830
Total AFS securities	$1,462,488	$30,732	$712,864	$27,077	$2,175,352	$57,809

AFS securities that were in an unrealized capital loss position less than twelve months at December 31, 2008, totaled 64% of the Company’s total AFS securities unrealized capital loss, and securities in an unrealized capital loss position greater than twelve months totaled 36% of the Company’s total AFS securities unrealized capital loss.  Of the total amount of securities unrealized capital losses, $557,576 or 88% is related to unrealized capital losses on investment grade securities.  Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.  Unrealized capital losses on AFS securities with a rating below investment grade represent $72,811 or 12% of the Company’s total AFS

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securities unrealized capital losses.  Change in interest rates, widening of credit spreads, and general market volatility sparked by the subprime credit crises contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses as follows:

U.S. Treasury, Government, and Agency Securities.  Unrealized capital losses on the Company’s investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $192.  These were spread over 3 securities and the decline in value was caused by interest rate increases.  The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government.

Corporate Securities.  Unrealized capital losses on corporate securities were $220,977 or 35% of the total unrealized capital losses for debt securities.  The amount of unrealized capital losses on the Company’s investment in corporate securities is spread over 423 individual securities with varying interest rates and maturities.  Unrealized capital losses for Corporate securities with a fair value below 80% of the security’s amortized cost totaled $133,740 or 61% of the total unrealized capital losses for fixed maturities.  Corporate spreads widened significantly due to the credit crunch that was sparked by the subprime mortgage crisis.  General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors contributed to the unrealized capital losses.  The capital losses were spread across all industry sectors.  The largest sectors with unrealized capital losses on securities with a fair value below 80% of the security’s amortized cost include Metals and Mining ($16,250) and Media-Non Cable ($11,687).

States and Political Subdivisions Unrealized losses on the Company’s investments in states and political subdivisions were $816 or 0% of the Company’s unrealized losses for debt securities.  These were spread over 49 securities and the decline in value was caused by interest rate increases.  The contractual terms of these investments are guaranteed by the full faith and credit of the State Government.

Residential and Commercial Mortgage-Backed Securities.  Unrealized capital losses on mortgage-backed securities were $343,168 or 54% of the total unrealized capital losses for corporate securities.  The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was due to elevated risk premium in the market and lower than expected collateral performance, which management believes is recoverable.  These losses were spread across approximately 114 fixed and variable rate investment grade securities.  Mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $207,815 or 61% of total unrealized capital losses on mortgage-backed securities.  The majority of our holdings (over 99%) are investment grade and management believes the collateral is sufficient to pay obligations.  The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss.  When the fair value of the security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and an investment loss is recognized in net investment losses in the accompanying Consolidated Statement of Income.

Other Asset-Backed Securities.  Unrealized capital losses on asset-backed securities were $53,708 or 9% of the total unrealized capital losses for debt securities.  The unrealized capital losses on these investments are largely due to the declining market for mortgage related securities in reaction to the subprime credit crisis.  These capital losses are spread across approximately 29 securities.  Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss.  When the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a investment loss is recognized in net investment losses in the accompanying Consolidated Statement of Income.  The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.  Asset-backed securities that were priced below 80% of the security’s amortized cost represented $34,021 or 63% of the total unrealized capital losses for asset-backed securities.

EQUITY SECURITIES During 2008, 2007 and 2006, the proceeds from sales of unaffiliated equity securities amounted to $618, $200, and $1,373, respectively.  The gross gains realized on those sales were $0, $200 and $18 and the gross losses realized on those sales were $134, $0, and $25, for 2008, 2007 and 2006, respectively.

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Unaffiliated equity securities had gross unrealized capital (losses)/gains of $(6,414) and $2,396 as of December 31, 2008 and 2007, respectively.

During 2008, 2007 and 2006, the proceeds from sales of affiliated equity securities were $4, $0 and $0, respectively.  Gross unrealized capital losses were $9,466 and $0 as of December 31, 2008 and 2007, respectively.

ALTERNATIVE ASSETS Net unrealized investment capital (losses)/gains on alternative assets that were classified as investment income aggregated $(16,240), $13,581 and $13,694 for the years ended December 31, 2008, 2007 and 2006, respectively.  Net unrealized investment capital (losses) classified as net investment losses were $(505), $(530) and $511 for the years ended December 31, 2008, 2007 and 2006, respectively. The Company also recognized investment losses of $4,041 and $2,803 on these investments in 2008 and 2007, respectively.

OTHER INVESTED ASSETS The components of other invested assets as of December 31, 2007 and 2006 were as follows (in millions):

	2008	2007
Derivatives	198,706	87,991
Other	50,001	49,135
Total other investments	$248,707	$137,126

Refer to Note 4 for discussion on Derivatives.

RESTRICTED ASSETS AND SPECIAL DEPOSITS Assets of $7,299 and $7,709 at December 31, 2008 and 2007, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included within invested assets in the accompanying Consolidated Balance Sheet.

The components of net investment income are summarized as follows:

YEARS ENDED DECEMBER 31,	2008	2007	2006
AFS securities	$352,572	$352,692	$341,647
Equity securities	107	2	—
Real estate	—	—	2,209
Policy loans	36,507	36,070	35,213
Short-term investments	2,022	4,094	9,508
Alternative Assets	(4,648)	42,956	30,749
Other invested assets	10,796	(1,681)	400
Securities Lending	543	766	—
Gross investment income	397,899	434,899	419,726
Less: Investment expense	9,139	9,648	9,235
Net investment income	$388,760	$425,251	$410,491

The components of net investment losses on investments were as follows:

YEARS ENDED DECEMBER 31,	2008	2007	2006
AFS securities	$(34,743)	$(6,784)	$(9,626)
Trading securities	19,350	7,732	52,651
Equity securities, mortgage loans, short-term investments	(265)	200	(13)
Alternative assets, other invested assets, and Equity Hedging	12,801	(5,898)	(695)
Amortization of deferred acquisition costs	5,428	1,058	1,178
Deferred compensation plans and Other assets	(18,435)	2,561	17,920
Net investment (losses)/gains	$(15,864)	$(1,131)	$61,415

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The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

Reclassification Adjustments	2008	2007	2006
Unrealized capital holding (losses) arising during period, net of taxes	$(348,285)	$(391)	$(52,696)
Reclassification adjustment for losses included in net income	16,066	1,791	9,427
Unrealized capital (losses)/gains on investments, net of reclassification adjustment	$(332,219)	$1,400	$(43,269)

Reclassification adjustments reported in the above table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense/(benefits) of $(8,651), $(964), and $(5,076), respectively, and $(3,986), $(429), and $(1,584), respectively, relating to the effects of such amounts on deferred acquisition benefits.

Note 4. DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals.  Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income.  The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks.  The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk.  Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction.  Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty.  Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty.  Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts.  Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument.  The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments.  In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating.  Additionally, the agreements with the counterparties allow for contracts in a positive position to be offset by contracts in a negative position.  This right of offset, combined with the collateral obtained from counterparties, reduces the Company’s exposure.  Cash with an estimated fair value of $127,554 and $0 were held at December 31, 2008 and 2007, respectively.  The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment.

As of December 31, 2008 and 2007, the Company pledged collateral for futures contracts of $20,656 and $4,750, respectively.  Notional or contractual amounts of derivative financial instruments provide a measure

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of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.  The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

On September 15, 2008, Lehman Brothers Holdings Inc. declared bankruptcy.  At that time, the Company had a derivative position of $42,535 and collateral totaling $27,706.   The cash amount of $7,180, which is included as part of the collateral held in short-term investments, is in the Company’s possession with a payable balance in the same amount.  The U.S Treasury securities of $20,526 are maintained in a segregated custodial account for the sole purpose of collateral management.  The unsecured portion of the termination value is $14,829.  The Company has assessed that the recoverable value of the unsecured portion was 50%; therefore, an impairment was recognized in the amount of $7,415, $4,672 related to put options and $2,743 related to interest rate swaps.

The following table presents the notional and fair values of derivative financial instruments for the years ended December 31, 2008 and 2007:

	2008		2007
YEARS ENDED DECEMBER 31,	Notional Value	Fair Value	Notional Value	Fair Value

Interest rate swaps	$380,000	$19,090	$655,000	$17,497
Credit default swaps	14,000	954	5,000	388
Interest rate caps	500,000	718	875,000	1,758
Put options	528,147	173,099	570,029	69,128
Futures	—	4,845	—	(780)
Total	$1,422,147	$198,706	$2,105,029	$87,991

The fair value of derivatives contracts are based on dealers’ quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate.

All realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in net investment gains/losses.

HEDGE EFFECTIVENESS During 2008, hedge accounting was discontinued due to the ineffectiveness for a credit default swap.  A gain of $494 was recognized in 2008, which is the reversal of the prior year loss associated with the change in unrealized of the security hedged.  During 2007, there were no hedges that discontinued hedge accounting treatment due to ineffectiveness.

The Company’s cash flow hedges primarily include hedges of floating rate securities.  The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate.  Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.

For fair value hedges, changes in the fair value of derivatives are reported in a manner that is consistent with the hedged asset or liability.

INTEREST RATE RISK MANAGEMENT At December 31, 2008, the Company has interest rate swaps, totaling $380,000 of notional value, designated to qualify as a three-year cash flow hedge of fixed income securities in the investment portfolio.  The cost basis was $0 and $0 and fair value was $19,090 and  $15,046 as of December 31, 2008 and 2007, respectively. The effective portion of the cash flow hedge recorded in other comprehensive income was $18,943 and $15,046 at December 31, 2008 and 2007, respectively.  The

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ineffective portion of the cash flow hedge recorded as a net investment gain/(loss) was $147 and $0 as of December 31, 2008 and 2007, respectively.

The Company de-designated a $200,000 notional interest rate swap that had been designated as a three-year cash flow hedge of fixed income securities on September 16, 2008.  At termination, the fair value of the interest rate swap of $6,764 was booked as an unrealized loss.  An investment gain of $3,019 was recognized as of December 31, 2008.  An additional $803 was recognized as an investment gain, representing the amortized portion of the value at termination.  The remaining unrealized balance of $2,942 was recorded in Other Comprehensive Income as of December 31, 2008.

The notional amounts of the interest rate swaps, not designated as hedging transactions, are $0 and $75,000 as of December 31, 2008 and 2007, respectively.  The carrying and fair values were $0 and $2,451 as of December 31, 2008 and 2007, respectively.  The change in fair value on these swaps was ($2,451) and $2,578 as of December 31, 2008 and 2007, respectively, recorded as an unrealized capital (loss)/gain.  The Company recognized net investment gains/(losses) on swaps closed of $7,213 and $0 at December 31, 2008 and 2007, respectively.

For fair value hedges, all components of each derivative’s gain or loss were included in the assessment of hedge ineffectiveness.  The Company recognized net investment gains/(losses) of $1,366, $(8,745), and $392 in 2008, 2007 and 2006, respectively, related to the ineffectiveness of its swap hedges.

The Company had open interest rate cap positions with a notional amount of $500,000 and $875,000 and carrying and fair values of $718 and $1,758 as of December 31, 2008 and 2007, respectively.  Investment losses on caps matured/terminated were $87 and $1 during 2008 and 2007, respectively. The Company recognized investment losses of $953, $35, and $1,697 in 2008, 2007, and 2006, respectively, related to the change in fair value of interest rate caps.

MARKET RISK MANAGEMENT The Company had 8,592 and 1,916 open futures contracts, not designated as hedging transactions, as of December 31, 2008 and 2007, respectively.  The carrying and fair values were $5,503 and $(780) as of December 31, 2008 and 2007, respectively.  The unrealized capital gain/(loss) on the futures was $6,283 and $(964) as of December 31, 2008 and 2007, respectively, recorded as a net investment gain/(loss).  The net investment gain/(loss) on futures closed was $(34,777) and $(1,416) during 2008 and 2007, respectively.

The Company has open put options, not designated as hedging transactions, with notional amounts of $528,147 and $570,029 as of December 31, 2008 and 2007, respectively.  The carrying and fair values were $173,099 and $69,128 as of December 31, 2008 and 2007, respectively.  The change in unrealized capital gain/(loss) on the put options was $84,717 and $18,822 as of December 31, 2008 and 2007, respectively, recorded as a net investment gain/(loss).  Investment gain on the put options closed was $56,902 and $1,508 during 2008 and 2007, respectively.

CREDIT RISK MANAGEMENT The Company has credit default swaps with notional values of $14,000 and $5,000 as of December 31, 2008 and 2007, respectively.  The carrying value was $954 and $0 and the fair value was $954 and $388 as of December 31, 2008 and 2007, respectively.  The Company recognized investment gains of $566, and  $388 related to the change in fair value of credit default swaps.

Note 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

TRANSITION IMPACT As discussed in Note 2, the Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 resulted in a pre-tax investment gain of $9,500 due to a modification of assumptions on our future policy benefits.

FAIR VALUE MEASUREMENT Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

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Fair value measurement is based on assumptions market participants would make in pricing an asset or liability.  SFAS 157 prioritizes the inputs to valuation techniques used to measure fair value by establishing a three-level fair value hierarchy.  The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs.  An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement.  The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs.  The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1                   Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available.  Prices are obtained from readily available sources for market transactions involving identical assts or liabilities.

Level 2                   Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data.  In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level  3                  Fair value is based on significant inputs that are unobservable for the asset or liability.  These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability.  These are typically less liquid fixed maturity securities with very limited trading activity.  Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques.  Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on our results of operations.  The following sections describe the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on our results of operations or involve the use of significant unobservable inputs.

AFS SECURITIES The fair values of our debt securities are generally based on quoted market prices or prices obtained from independent pricing services.  In order to validate reasonability, prices are reviewed by our internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used by the pricing service to our observations of those inputs in the market.  Consistent with the fair value hierarchy described above, securities with quoted market prices or validated quotes from pricing services are generally reflected within Level 2.  Inputs considered to be standard for valuations by the independent pricing service are: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally.  Inputs considered are: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices.  Also included in Level 2 are private placement securities.  There are

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several private placement bonds that are priced externally.  Inputs considered are: public corporate bond spreads, industry sectors, average life, internal ratings, security structure and yield curves.  If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in our fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs.  These inputs reflect our own assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in our fair value hierarchy.  Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

Our Level 3 debt securities generally include certain public debt securities and distressed private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation. As of December 31, 2008, such over-rides in aggregate were not material. Significant inputs used include: issue specific credit adjustments, material non-public financial information, management judgment, estimation of future earnings and cash flows, default rate assumptions and non-binding quotes from market makers. These inputs are usually considered unobservable, as not all market participants will have access to this data.

TRADING SECURITIES The fair values of most publicly traded securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in our fair value hierarchy.  Level 2 securities include those not actively traded and priced based on similar assets traded in active markets and securities where the fair value is based on vendor prices.  All other securities are priced as Level 3.

EQUITY SECURITIES Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in our fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in our fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in our fair value hierarchy.

SHORT-TERM INVESTMENTS Short-term investments carried at Level 1 consist of money market funds.

ATERNATIVE ASSETS Alternative assets are primarily limited partnerships with investments in venture capital, management buy-out, mezzanine financing and fund of funds.  Because no active market exists for these assets, the fair value is estimated by the general partner.  Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the valuation, the limited partnership investments have been reflected within Level 3 in our fair value hierarchy.

DERIVATIVE INSTRUMENTS Derivatives are recorded as Other Invested Assets. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, credit spreads, market volatility, expected returns and liquidity as well as other factors.  In order to validate reasonability, prices are reviewed by our internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used in broker quotes to our observations of those inputs in the market.  Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures. Exchange traded futures and exchange traded put options are valued using quoted prices in active markets and are classified within Level 1 in our fair value hierarchy.

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The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in our fair value hierarchy.  These investments include: interest rate swaps, interest rate caps and put options.  OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS Separate Account assets primarily consist of mutual funds.   The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

VARIABLE ANNUITY LIVING BENEFIT RIDERS The Company’s liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB and GMWB.  These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in net investment gains/(losses).

The fair values of the GMAB and GMWB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using appropriate rates that take into consideration the Company’s own risk of nonperformance. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rates and equity market assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed regularly, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in our fair value hierarchy.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value as of December 31, 2008, by caption on the Consolidated balance sheet and by SFAS 157 valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total
Assets:
AFS Securities	$92,119	$5,112,836	$73,256	$5,278,211
Trading securities	3,068	62,118	4,082	69,268
Equity securities	24,511	—	—	24,511
Short-term investments	277,841	—	—	277,841
Alternative assets	—	—	265,719	265,719
Other invested assets	37,103	161,603	—	198,706
Total investments	434,642	5,336,557	343,057	6,114,256
Separate account assets (1)	2,754,193	—	—	2,754,193
Total assets	$3,188,835	$5,336,557	$343,057	$8,868,449

Liabilities:
Future policy benefits	$—	$—	$(121,298)	$(121,298)
Securities sold not purchased	(681)	(3,960)	—	(4,641)
Total Liabilities	$(681)	$(3,960)	$(121,298)	$(125,939)

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(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statement of Financial Position.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2008 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

The AFS securities transferred into Level 3 in 2008 was the result of the pricing service being unable to provide an accurate price on a specific security.  The security was priced internally.

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		Total Gains/(Losses) (Realized/Unrealized)
	Balance at January 1, 2008	Included in Earnings	Included in (OCI)	Amortization / Accretion Included in earnings	Net Purchases, Sales, Issuances, and Settlements	Transfers in and (Out) of Level 3	Balance at December 31, 2008
Assets:
AFS securities (1), (2), (3)	$9,296	$(6,401)	$(2,301)	$229	$67,233	$5,200	$73,256
Trading securities (1)	398	(112)	—	—	3,796	—	4,082
Alternative Assets (2)	232,724	(21,100)	—	—	54,095	—	265,719
Total investments	242,418	(27,613)	(2,301)	229	125,124	5,200	343,057
Total assets	$242,418	$(27,613)	$(2,301)	$229	$125,124	$5,200	$343,057
Liabilities:
Future policy benefits	$(8,422)	$(113,047)	$—	$—	$171	$—	$(121,298)
Total liabilities	$(8,422)	$(113,047)	$—	$—	$171	$—	$(121,298)

(1)          Total gains/(losses) included in earnings are reported as net investment gains/(losses)

(2)          Total gains/(losses) included in earnings are reported as net investment income or net investment gains/(losses)

(3)          Amortization/accretion is reported as net investment income

(4)          Total gains/(losses) included in other comprehensive income are reported as net investment gains/(losses)

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains or losses for Level 3 assets and liabilities still held at December 31,2008:

	Unrealized Capital Gains/(Losses)
	Reported as Net Investment Income	Reported as Net Investment Gains/(Losses)	Total
Assets:
AFS securities	$—	$—	$—
Trading securities	—	(112)	(112)
Alternative assets	(20,595)	(505)	(21,100)
Total investments	$(20,595)	$(617)	$(21,212)
Total assets	$(20,595)	$(617)	$(21,212)

Liabilities:
Future policy benefits	$—	$(113,047)	$(113,047)
Total liabilities	$—	$(113,047)	$(113,047)

FINANCIAL INSTRUMENTS FOR WHICH CARRYING VALUE APPROXIMATES FAIR VALUE Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These instruments include cash and short-term investments.

The methodology for determining the fair value for the Company’s financial instruments that are carried at fair value can be found earlier in this note.  The fair values of the Company’s liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk.  The Company is exposed to interest rate risk on its interest-sensitive products.  The

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Company’s investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company’s assets and liabilities.

The following table summarizes the carrying value and estimated fair value of financial assets and liabilities as required by SFAS 107.

	2008		2007
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
AFS securities	$5,278,212	$5,278,212	$5,886,524	$5,886,524
Trading Securities	69,268	69,268	87,094	87,094
Equity securities	24,511	24,511	8,582	8,582
Short-term investments	279,008	279,008	38,060	38,060
Alternative Assets	265,718	265,718	238,316	238,316
Other invested assets	248,707	248,707	130,983	130,983
Cash & cash equivalents	61,482	61,482	23,806	23,806
Separate account assets	2,753,267	2,753,267	4,137,215	4,137,215
Total financial assets	$8,980,173	$8,980,173	$10,550,580	$10,550,580

Financial Liabilities:
Investment-type contracts
Individual annuities	$1,290,161	$1,295,168	$1,231,688	$1,236,629
Other policyholder funds	230,691	230,691	236,270	236,270
Debt	196,930	196,930	196,885	196,885
Total policyholder funds	1,717,782	1,722,789	1,664,843	1,669,784
Separate account liabilities	2,753,267	2,753,267	4,137,215	4,137,215
Total financial liabilities	$4,471,049	$4,476,056	$5,802,058	$5,806,999

Note 6. SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $2,602,117 and $3,888,210 at December 31, 2008 and 2007, respectively.  The assets for these separate accounts, which are carried at fair value, represent investments in shares of the Company’s Penn Series Funds and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $151,150 and $249,005 at December 31, 2008 and 2007, respectively.  While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds.  The assets in these separate accounts are carried at fair value.

Note 7. DAC AND SALES INDUCEMENTS

The following table illustrates the roll forward of the Company’s DAC balance:

YEARS ENDED DECEMBER 31,	2008	2007
Balance at beginning of year	$806,718	$753,703
Current year additions	124,487	186,381
Unrealized gain/(loss)	138,896	(1,018)
Less: Amortized during year	173,057	132,348
Balance at end of year	$897,044	$806,718

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Most of the Company’s DAC asset is amortized over the estimated life of the book of business at a constant rate based on the present value of the estimated gross profits expected to be realized.  The present value of estimated gross profits is computed using an expected investment yield or interest crediting rate, projected mortality and lapse rates.  As actual experience varies, the DAC asset is required to be written up or down as the Company “unlocks” the DAC assumptions and resets the assumptions based on more current information.  For projecting investment returns that would be applied to determine future variable account value growth and the associated profit margins, the Company uses a common industry approach that is generally referred to as Reversion to the Mean (“RTM”).

In 2008, the Company concluded that the existing RTM methodology was producing near term growth rates that were significantly higher than management’s best estimate.  As a result, the Company performed a fresh start, ignoring historic results and starting over on December 1, 2008 using an investment assumption that represents management’s best estimate.  The financial result as of December 31, 2008 is additional DAC amortization of $11,200.

Sales Inducements

PML has deferred annuity policies in force that contain sales inducements, which are capitalized and then amortized into income in the future, in accordance with SOP 03-1.  Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC.

Changes in sales inducements are as follows:

	2008	2007
Beginning balance	$37,586	$27,707
Additional amounts deferred	9,227	12,951
Amortization	8,581	3,072
Ending balance	$38,232	$37,586

Note 8. POLICYHOLDERS’ LIABILITIES

Future Policy Benefits

Future policy benefits were as follows:

DECEMBER 31,	2008	2007
Traditional life insurance	$1,517,030	$1,529,320
Universal life insurance	32,218	19,461
Individual annuities	481,385	319,903
Group annuities	415,616	437,712
Other product lines	303,354	302,603
Balance at end of year	$2,749,603	$2,608,995

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values.  Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%.  Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations.  Interest rate assumptions range from 2.25% to 13.25%.

Guaranteed Minimum Benefits

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

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•                  Return of premium – provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase Payments”.  This guarantee is a standard death benefit on all individual variable annuity products.

•                  Step-up – provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

•                  Rising Floor – provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values, net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2008	2007
Account value	$1,895,732	$2,754,864
Net amount at risk	458,684	25,278
GAAP Reserves	17,813	3,406

The reserve calculation, which is in accordance with SOP 03-1, uses a process that includes a stochastic modeling component.  200 scenarios are modeled during the process and the result is the creation of excess death benefits, which are cash payments due to death over and above the existing account value.  A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual.  This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company has variable annuity contracts that have GMAB and GMAB/GMWB Rider options.  The GMAB provides for a return of principal at the end of a ten-year period.  The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period.  The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years.  The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period.  The following table summarizes the account values and reserves for the different benefit types:

DECEMBER 31, 2008

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves
GMAB	430	$835	$28,275	$29,110	$4,446
GMAB/GMWB	6,465	61,545	574,828	636,373	116,852
Total	6,895	$62,380	$603,103	$665,483	$121,298

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The guaranteed living benefits are considered to be derivatives under FASB No. 133.  For information on the fair value for these derivatives, see Note 5.  Changes in these values are recorded in net investment gains/losses.

Note 9. INCOME TAXES

The federal income tax expense is as follows:

Years Ended December 31,	2008	2007	2006
Current	$16,115	$33,652	$(2,716)
Deferred	6,431	31,977	47,134
Total federal income tax expense	22,546	$65,629	$44,418

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate.  The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

YEARS ENDED DECEMBER 31,	2008	2007	2006
Tax expense at 35%	$22,940	$70,941	$66,441
(Decrease)/increase in income taxes resulting from:
Dividends received deduction	(5,031)	(5,334)	(5,756)
Tax exempt income	(1,222)	(577)	(361)
Prior period adjustment	(1,070)	496	(1,233)
Tax reserve	670	309	(3,561)
Tax release	—	—	(10,683)
Benefits	5,171	(1,763)	(2,053)
Other	1,088	1,557	1,624
Income tax expense	$22,546	$65,629	$44,418

The change in net deferred income tax expense to net deferred income tax liability is comprised of the following:

	2008	2007	Change
Total deferred tax assets	$239,891	$124,035	$115,856
Total deferred tax liabilities	246,161	305,657	(59,496)
Net deferred tax asset (liability)	$(6,270)	$(181,622)	175,352
Tax effect of unrealized capital gains/(losses)			(175,422)
FIN 48 adjustment			(1,807)
Change in net income tax			(1,877)
Items reflected directly through equity/other			(4,554)
Deferred income tax expense			$(6,431)

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities.  The significant

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temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

DECEMBER 31,	2008	2007
Deferred tax assets:
Future policy benefits	$45,559	$50,124
Policyholders’ dividends payable	5,548	5,740
Allowances for investment losses	11,688	28,783
Unrealized investment losses	142,299	—
Employee benefit liabilities	32,210	35,747
Other	2,587	3,641
Total deferred tax asset	239,891	124,035

Deferred tax liabilities:
DAC	203,176	222,132
Unrealized investment gains	—	33,123
Investments	35,699	46,171
Other	7,286	4,231
Total deferred tax liability	246,161	305,657
Net deferred tax liability	6,270	181,622
Uncertain tax position	5,288	4,537
Tax currently (receivable)/payable	(6,060)	8,976
Accrued income taxes	$5,498	$195,135

Cash paid for federal income taxes in 2008, 2007, and 2006 was $15,578,  $13,635, and $19,910, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits:
Balance at January 1, 2008	4,232
Additions based on tax positions related to the current year	568
Additions for tax positions in prior years	319
Reductions for tax positions in prior years	(87)
Settlements/statute expiration	(205)
Balance at December 31, 2008	$4,827

Included in the balance at December 31, 2008, is $1,398 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductible period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes penalties and/or interest as a component of tax expense.  During the years ended December 31, 2008 and 2007, the Company recognized approximately $157 and $145 in interest.

The Company accrued $461 and $305 for the payment of interest at December 31, 2008 and 2007.  No penalties were recognized or accrued.  Therefore, the total unrecognized tax positions reserve as of December 31, 2008 is $5,288 and $4,537 as of December 31, 2007.  The Company does not anticipate that total unrecognized tax benefits will significantly change in the next twelve months due to the settlement of audits or statute expirations

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2004.  One outstanding issue is currently being reviewed by the IRS Appeals Office for the

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2002 to 2004 income tax returns.  The IRS is currently examining income tax returns for the tax years 2005 through 2006.  Management believes that an adequate provision has been made for potential adjustments.

Note 10. REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount
December 31, 2008:
Life Insurance in-Force	$63,419,332	$1,505,939	$22,928,470	$41,996,801
Premiums	213,961	3,754	35,552	182,163
Benefits	515,137	3,279	96,152	422,264
Reserves	6,213,203	2,872	330,340	5,885,735

December 31, 2007:
Life Insurance in-Force	$61,175,170	$1,607,008	$24,275,380	$38,506,798
Premiums	163,368	1,954	35,000	130,322
Benefits	499,566	3,045	83,501	419,110
Reserves	5,963,874	2,807	322,508	5,644,837

During 2006, the Company had gross premiums of $174,088, assumed premiums of $2,105, ceded premiums of $36,895, gross benefits of $473,447, assumed benefits of $0, and ceded benefits of $69,666.

Reinsurance recoverables with a carrying value of $211,124 and $176,408 were associated with a single reinsurer at December 31, 2008 and 2007, respectively.  This recoverable is secured by investment grade securities with a market value of $230,776 and $225,310, respectively held in trust.

Note 11. DEBT

On June 23, 2004, the Company issued a Surplus Note (“Notes”) with a principal balance of $200,000, at a discount of $3,260.  The Notes bear interest at 6.65%, and have a maturity date of June 15, 2034.  The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent.  Interest on the 6.65% Notes is scheduled to be paid semiannually on April 1 and October 1 of each year.  At December 31, 2008 and 2007, the amortized cost basis of the Notes was $196,930 and $196,885, respectively.

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers.  The Company is required to collateralize amounts borrowed in excess of certain limits.  At December 31, 2008, the Company had debt of $15,200, which was collateralized by customer-owned securities valued at approximately $28,358, Company owned securities valued at $28,139, and remaining bank loans, including bank overdrafts of $45,292, which were not collateralized.

At December 31, 2007, the Company had debt of $57,300, which was collateralized by customer-owned securities valued at approximately $17,858 and remaining bank loans, including bank overdrafts of $45,807, which were not collateralized.  The bank loans are demand obligations and generally require interest based on the Federal Funds rate.  At December 31, 2008 and 2007, the weighted average interest rates on these borrowings were 1.25% and 4.45% respectively.

The Company entered into a $50,000 committed credit facility effective May 14, 2008.  The borrowings due must be repaid no later than the respective expiration date of the facility.  Interest on the total drawn amount

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is calculated at Federal Funds Rate plus 50 bps.  At December 31, 2008, $50,000 was drawn on the line of credit.  Interest paid for the year ended December 31, 2008 was $135.

The Company has entered into repurchase agreements with financial institutions, however there were no open positions as of December 31, 2008.

Note 12. BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees.  The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees.  The Company uses a measurement date of December 31 for all plans.

PENSION PLANS The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees.  The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974.  The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and non qualified pension plans effective December 31, 2005.  Therefore, there no further benefits are accrued for participants.

The Company amended and restated the Supplemental Executive Retirement Plan, an unfunded deferred compensation plan, effective January 1, 2009.  The plan provides supplemental benefits to a select group of management or highly compensated employees at retirement.  The plan was amended to coordinate regulatory compliance among non-qualified defined benefit and defined contribution plans.  The amendment resulted in a $158 increase in the benefit obligation as of December 31, 2008.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

OTHER PLANS The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans.  Certain company contributions in excess of allowable qualified plan limits may also be credited to these plans.  The compensation that has been deferred and any excess company contributions have been accrued, and the other expense related to this plan is earnings on the deferred amounts.  To hedge against volatility for the investment earnings credited, Penn Mutual purchased corporate-owned life insurance contracts that will mirror the behavior of the aggregate deferred accounts.

BENEFIT OBLIGATIONS Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2008 and 2007:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Change in benefit obligation
Benefit obligation at beginning of year	$128,753	$132,144	$36,217	$35,324
Service cost	—	—	785	627
Interest cost	7,889	7,679	2,055	1,896
Plan amendment	158	—	—	—
Actuarial (gain) loss	2,823	(4,940)	(3,355)	564
Benefits paid	(5,721)	(6,130)	(2,175)	(2,194)
Benefit obligation at end of year	$133,902	$128,753	$33,527	$36,217

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The accumulated benefit obligation for all defined benefit plans as of December 31, 2008 and 2007 was $133,678 and $127,864, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Discount rate	6.10%	6.25%	6.55%	6.20%
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year.  The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date.  The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments.  The following table sets forth the change in plan assets as of December 31, 2008 and 2007:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Change in plan assets:
Fair value of plans assets at beginning of year	$129,357	$121,435	$—	$—
Actual return on plan assets	(4,269)	11,408	—	—
Employer contribution	2,090	2,644	2,175	2,194
Benefits paid	(5,721)	(6,130)	(2,175)	(2,194)
Fair value of plan assets at end of year	$121,457	$129,357	$—	$—

The fair values of the Company’s pension plan assets at December 31, 2008, by asset category, are as follows:

		Fair Value Measurements at December 31, 2008
Asset Category	Total	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Diversified U.S. equity securities	$40,398	$40,398	$—	$—
U.S. Treasury securities	81,059	81,059	—	—
Total	$121,457	$121,457	$—	$—

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term.  To achieve these objectives, the Company has

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established a strategic asset allocation policy.  Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan.  Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments.  The plan is rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash.  Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.  The Company’s pension plan asset allocation at December 31, 2008 and 2007, and the current target allocations are as follows:

	2009 Target Allocation	Percentage of Plan Assets As of December 31,
		2008	2007
Asset Category
Equity securities	50%	33%	51%
Fixed income & cash	50%	67%	49%
Total	100%	100%	100%

The overweighting in fixed income securities is the result of more favorable returns as compared to the equity securities in the portfolio.  The Company will continue its policy to rebalance the portfolio on an annual basis.

At December 31, 2008, the fair value of the investment in fixed income securities and group annuity contracts was $81,059 and $40,398, respectively.  At December 31, 2007, the fair value of the investment in fixed income securities and group annuity contracts was $63,322 and $66,035, respectively.  The investments in group annuity contracts are invested in various investment options of related funds.

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any.  The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition.  The following table sets forth the funded status of the plans as of December 31, 2008 and 2007 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Consolidated Balance Sheet.

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Benefit Obligation	$(133,902)	$(128,753)	$(33,527)	$(36,217)
Fair value of plan assets	121,457	129,357	—	—
Funded Status	$(12,445)	$604	$(33,527)	$(36,217)

Amount recognized in balance sheet:
Prepaid pension asset	$15,019	$27,482	$—	$—
Accrued benefit liability	(27,464)	(26,878)	(33,527)	(36,217)
Net amount recognized	$(12,445)	$604	$(33,527)	$(36,217)

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The qualified pension plan was over funded by $15,019 and $27,482 as of December 31, 2008 and 2007, respectively.  The non-qualified pension plans are not funded and have total projected benefit obligations of $27,464 and $26,878 as of December 31, 2008 and 2007, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,464, $27,240 and $0, respectively as of December 31, 2008.  The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,878, $25,890 and $0, respectively as of December 31, 2007.

As of December 31, 2008, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

The adoption of FAS 158 resulted in a reduction of $328, net of income tax, to accumulated other comprehensive income at December 31, 2007.  The following table summarizes the incremental effects of applying FAS 158 on individual line items in the accompanying Consolidated Balance Sheet at December 31, 2007:

	December 31, 2007 Prior to AML and FAS 158 Adjustments	2007 AML Adjustment per FAS 87	Adjustment to initially apply FAS 158	December 31, 2007 Post AML and FAS 158 Adjustments
Other assets	$328,115	$—	$6,670	$334,785
Other liabilities	384,043	(365)	7,174	390,852
Accrued income taxes	194,831	128	176	195,135
Accumulated other comprehensive income, net of tax	61,431	237	(328)	61,340

Prior to adoption of SFAS 158, a minimum pension liability adjustment was required when the actuarial present value of accumulated benefits exceeds plan assets.  In 2007, the change in the minimum pension liability, net of the change in the related intangible asset of $365 was reported in equity.

NET PERIODIC COST Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ending December 31, 2008 and 2007 are as follows:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Current year actuarial (gain)/loss	$16,018	$—	$(3,354)	$—
Amortization of actuarial gain/(loss)	(496)	—	—	—
Current year prior service (credit)/cost	158	—	—	—
Amortization of prior service credit/(cost)	—	—	451	—
Amortization of transition asset/(obligation)	—	—	—	—
Change in effect of additional minimum liability	—	—	—	—
Total recognized in other comprehensive income	$15,680	$—	$(2,903)	$—

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

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	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Service cost	$—	$—	$784	$627
Interest cost	7,889	7,679	2,055	1,897
Expected return on plan assets	(8,925)	(8,376)	—	—
Amortization of prior service cost	—	—	(451)	(451)
Amount of recognized gains and loss	495	543	—	—
Total net periodic (benefit)/ cost	$(541)	$(154)	$2,388	$2,073

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Total recognized in net periodic benefit cost and other comprehensive income	$15,139	$(154)	$(515)	$2,073

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Discount rate	6.25%	5.90%	6.20%	5.75%
Expected return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

The expected long-term rate of return on plan assets was 7.00% in both 2008 and 2007.  The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.  Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2008	2007
Health care cost trend rate assumed for next year	10.50%	9.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2015	2010

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$233	$(213)
Effect of postretirement benefit obligation	2,517	(2,222)

ACTUAL CONTRIBUTIONS AND BENEFITS The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Employer Contributions	$2,090	$2,644	$2,175	$2,194
Benefits Paid	(5,720)	(6,130)	(2,175)	(2,194)

CASH FLOWS The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA.  The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

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In 2009, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,308 and $2,595, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2008 and 2007.  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits
2009	$6,419	$2,595
2010	6,968	2,730
2011	7,327	2,890
2012	7,780	2,973
2013	8,313	3,026
Years 2014-2018	47,974	15,453
Total	$84,781	$29,667

DEFINED CONTRIBUTION PLANS The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents.  For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company.  Contributions for the third plan are based on tiered earnings of full-time agents.  The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary.  For the years ended December 31, 2008, 2007 and 2006, the expense recognized for these plans was $4,825, $4,552 and $4,729, respectively.  The estimated fair value of the defined contribution plans’ assets at December 31, 2008 and 2007 was $300,660 and $411,233, respectively.

At December 31, 2008 and 2007, $85,611 and $133,169, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 13. COMMITMENTS AND CONTINGENCIES

COMMITMENTS — LEASES The Company as entered into various leases, primarily for field offices.  As of December 31, 2008 future minimum payments under noncancellable leases are as follows:

Year ending December 31,	Operating Leases
2009	$23,620
2010	20,412
2011	17,530
2012	12,973
2013	6,782
Thereafter	14,181

COMMITMENTS - INVESTMENTS In the normal course of business, the Company extends commitments relating to its investment activities.  As of December 31, 2008, the Company had outstanding commitments totaling $145,285 relating to these investment activities.  The fair value of these commitments approximates the face amount.

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In the normal course of business, the Company has undertaken on behalf of its wholly-owned subsidiary, PIA, to provide sufficient financial support so that PIA will have adequate capital and surplus as required by applicable laws to meet its obligations to its policyholders under the terms of PIA’s policies and contracts.  There were no transaction of this kind in 2008 and 2007.

CONTINGENCIES - LITIGATION The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages.  In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.  The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

CONTINGENCIES - GUARANTY FUNDS The Company is subject to insurance guaranty fund laws in the states in which it does business.  These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies.  Many states allow these assessments to be credited against future premium taxes.  The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2008 and 2007 was $800 and $550, respectively.  The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

CONTINGENCIES — IRS REVENUE RULING On August 16, 2007, the IRS issued Revenue Ruling 2007-54 which provided the IRS’ interpretation of tax law regarding the computation of the Company’s Dividends Received Deduction (“DRD”).  On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which suspended Revenue Ruling 2007-54 and indicated the IRS would address the proper interpretation of tax law in a regulation project that has been added to the IRS’ 2008/2009 priority guidance plan.  Management believes the outcome of this issue will be favorable to the industry.  However, if the IRS regulation project ultimately adopts the IRS’ interpretation contained in Revenue Ruling 2007-54, the Company could lose a substantial amount of DRD tax benefit, which could have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LOANED SECURITIES See Note 2 for discussion of contingencies related to loaned securities.

Note 14. STATUTORY FINANCIAL INFORMATION

STATUTORY ACCOUNTING PRINCIPLES PML is required to file statements with the Pennsylvania Department of Insurance and PIA files with the Delaware Department of Insurance in accordance with statutory accounting practices prescribed or permitted as codified by the NAIC, which is a comprehensive basis of accounting other than GAAP.  The Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

STATUTORY NET INCOME AND SURPLUS The combined insurance companies’ statutory capital and surplus at December 31, 2008 and 2007 was $1,289,183 and $1,302,211, respectively.  The combined insurance

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companies’ net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2008, 2007, and 2006, was $(49,296), $(5,962), and $56,694, respectively.

DIVIDENDS The payment of dividends by PIA to PML is subject to restrictions set forth in the State of Delaware insurance laws.  These laws require that the maximum amount of ordinary dividends that can by paid by PIA to PML without restriction cannot exceed the greater of the net gain from operations of the previous year or 10% of surplus as of the previous year end.  Generally, these restrictions pose no short-term liquidity concerns for PIA.  Based on these restrictions and 2008 statutory results, PIA could pay $3,305 dividends in 2009 to PML without prior approval from the Department, subject to the notification requirement.  In 2008 and 2007, PIA paid $19,592 and $10,000, respectively, to PML.

RISK-BASED CAPITAL Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of PML’s and PIA’s actual capital is measured by the risk-based capital results, as determined by the formulas.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  At December 31, 2008, the Company’s surplus exceeds these minimum levels.

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PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees

The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”) at December 31, 2008 and December 31, 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, as of the beginning of 2008 the Company adopted SFAS No. 157, “Fair Value Measurements”.

PricewaterhouseCoopers LLP
February 10, 2009

Part C

Other Information

Item 26:  Exhibits

(a)(1)

Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I is incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) as filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 1999 (Accession No. 0000950116-99-000867).

(a)(2)

Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(b)	Not Applicable.

(c)(1)

Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(c)(2)

Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(c)(3)

Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

(c)(4)

Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-002055).

(c)(5)

Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment to the Form N-4 Registration Statement of Penn Mutual Variable Annuity

2

Account III (File No. 333-62811) filed on November 30, 1999 (Accession No. 0001036050-98-002055).

(c)(6)

Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(1)

Specimen Flexible Premium Adjustable Variable Life Insurance Policy (VU-90(S)). Incorporated herein by reference to Exhibit A5(a) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(2)

Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct) (VU-99(S)). Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(3)

Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex) (VU-99(U)). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(4)

Additional Insured Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(5)

Children’s Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(6)

Accidental Death Benefit Agreement Rider. Incorporated herein by reference to Exhibit A5(d) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(7)

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(8)

Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(9)

Guaranteed Continuation of Policy Agreement Rider. Incorporated herein by reference to Exhibit A5(g) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(10)

Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

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(d)(11)

Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(12)

Flexible Premium Adjustable Variable Life Insurance Policy (revised) (VU-94(S)). Incorporated herein by reference to Exhibit A5(j) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(13)

Flexible Periodic Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(k) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(14)

Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(n) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(15)

Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(o) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(16)

Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(p) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(17)

Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(q) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(18)

Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A5(r) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(19)

Endorsement - Business Accounting Benefit (1707-01). Incorporated herein by reference to Exhibit A5(s) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(20)

Endorsement - Cost of Insurance. Incorporated herein by reference to Exhibit A5(t) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(21)

Flexible Premium Adjustable Variable Life Insurance Policy (VU — 01(S)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(u) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(22)

Flexible Premium Adjustable Variable Life Insurance Policy (VU — 01(U)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(v) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

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(d)(23)

Rider Supplemental Term Insurance Agreement (SLT — 01(S)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(24)

Rider Supplemental Term Insurance Agreement (SLT — 01(U)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(25)

Overloan Protection Benefit Agreement. Incorporated herein by reference to Exhibit (d)(25) to Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001570) on April 29, 2005.

(d)(26)

Optional Guaranteed Minimum Withdrawal Benefit. Incorporated herein by reference to Exhibit (d)(26) to Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001371) on April 28, 2006.

(d)(27)

Accelerated Death Benefit Agreement. Incorporated herein by reference to Exhibit (d)(27) to Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001371) on April 28, 2006.

(e)(1)

Application Form for Flexible Premium Adjustable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(e)(2)

Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(f)(1)

Charter of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(f)(2)

By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(g)	Not Applicable.

(h)(1)

Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

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(h)(2)

Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(h)(3)

Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000). Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 2-77283) filed on April 29, 1997 (Accession No. 0001021408-97-000161).

(h)(4)

Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit A(8)(a) to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 19, 2002 (Accession No. 0000950116-02-000799).

(h)(5)

Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(h)(6)

Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 33-87276) of Penn Mutual Variable Life Account I filed on April 29, 1996 (Accession No. 0000950109-96-002471).

(h)(7)

Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 30, 1997 (Accession No. 0000950109-97-003328).

(i)	Not Applicable.

(j)	Not Applicable.

(k)

Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 18, 2001 (Accession No. 0000950116-01-000677).

(l)	Not Applicable.

(m)	Not Applicable.

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(n)(1)	Consent of PricewaterhouseCoopers LLC, Independent Registered Public Accounting Firm, is filed herewith.

(n)(2)	Consent of counsel, Morgan, Lewis & Bockius LLP is filed herewith.

(o)	Not Applicable.

(p)	Not Applicable.

(q)

Amended and Restated Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit (q) to the Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001570) on April 29, 2005.

(r)(1)

Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 5 to Registrant’s Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001.

(r)(2)

Powers of Attorney Messrs. Cook, Santomero and Lillie, dated April 22, 2008. Incorporated herein by reference to Exhibit (r)(2) to Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001104659-08-026527) April 24, 2008.

Item 27:  Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

Name	Position and Offices with Depositor

Robert E. Chappell	Chairman of the Board, Chief Executive Officer and President

Peter J. Vogt	Executive Vice President and Chief Financial Officer

David O’Malley	Executive Vice President

Edward F. Clemons	Senior Vice President and Chief Human Resources Officer

N. Robert Lazarus	Senior Vice President and Chief Compliance Officer

Peter M. Sherman	Executive Vice President and Chief Investment Officer

Bayne Northern	Vice President Annuity Distribution Systems and National Sales Manager

Ralph L. Crews	Senior Vice President, Distribution

7

Name	Position and Offices with Depositor

Jill Thomas	Vice President, New Business and Underwriter Operations

Franklin L. Best, Jr.	Managing Corporate Counsel and Secretary

Susan T. Deakins	Vice President and Chief Actuary

The Honorable Julia Chang Bloch (Ambassador)	Trustee of Penn Mutual

Edward G. Boehne	Trustee of Penn Mutual

Joan P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Alan B. Miller	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

Unless otherwise listed, the principal business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA  19172.

Item 28:  Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

8

Corporation	Principal Business	State of Incorporation

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

Independence Square Properties, LLC****	Holding Company	Delaware

The Pennsylvania Trust Company	Trust Company	Pennsylvania

Indepro Corporation	Holding Company	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ISP Parker Hunter	Holding Company	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.
****	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Walnut O Corporation	Investments	Pennsylvania

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Indepro Corporation

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Indepro Property Fund II Corporation	Investments	Delaware

9

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Grant Street Capital Management, LLC	Investments	Delaware

JMS Resources, Inc.	Investments	Pennsylvania

JMS Investor Services, Inc.	Investor Services and Insurance	Delaware

Janney Montgomery Scott Insurance Agency	Insurance Agents or Brokers	Massachusetts

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

HTK of Delaware, Inc.	Financial Services	Delaware

HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Penn Janney GP LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Penn Janney Opportunities Fund LP*	Investments	Delaware

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*      Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney      Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

ISP Parker Hunter

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Independence Square Properties, Inc.*	Holding Corporation	Delaware

*      Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker  Hunter, which is 100% owned by Penn Mutual.

All subsidiaries listed above are included in the Registrant’s consolidated financial statements.

Item 29. Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law.  The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

11

Item 30:  Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers

Eileen C. McDonnell, Chairman of the Board

Peter J. Vogt, Member of Board of Directors

David M. O’Malley, Member of Board of Directors

Ralph L. Crews, Member of Board of Directors

N. Robert Lazarus, Member of Board of Directors, Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer

Michelle A. Barry, President and Chief Executive Officer, Marketing

Franklin L. Best, Jr., Counsel and Secretary

Stacey N. Polakowski, Treasurer and Controller

Nancy S. Rush, Vice President, Benefits and Risk Management

Scott E. Polter, Director, Trading and Operations

John Lagana, Auditor

Richard Locher, Assistant Vice President, Products and Sales Support

Kevin Moyer, Assistant Vice President, Commissions & Contracts, Licensing and Registration

John A. Schilt, Managing Director, Field Support

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each  Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation

Hornor, Townsend & Kent, Inc.	$178,902	$0	$0	$0

Item 31:  Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

Item 32:  Management Services

Not applicable.

12

Item 33:  Fee Representation

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this        day of April, 2009.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
(Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Robert E. Chappell
Robert E. Chappell
Chairman of the Board of Trustees, President
And Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 has been signed below by the following persons, in the capacities indicated, on the        day of April, 2009.

	Signature	Title

	/s/Robert E. Chappell	Chairman of the Board of Trustees, President
	Robert E. Chappell	and Chief Executive Officer

	/s/Peter J. Vogt	Executive Vice President
	Peter J. Vogt	and Chief Financial Officer

	*JULIA CHANG BLOCH	Trustee

	*EDWARD G. BOEHNE	Trustee

	*JOAN P. CARTER	Trustee

	*WILLIAM R. COOK	Trustee

	*CHARISSE R. LILLIE	Trustee

	*ALAN B. MILLER	Trustee

	*EDMOND F. NOTEBAERT	Trustee

	*ROBERT H. ROCK	Trustee

	*ANTHONY M. SANTOMERO	Trustee

*By	/s/ Robert E. Chappell
Robert E. Chappell, attorney-in-fact

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Exhibit Index

Exhibit No.	Exhibit

(n)(1)	Consent of PricewaterhouseCoopers LLP.

(n)(2)	Consent of Morgan, Lewis & Bockius LLP.

15